                                                        File Number  333-79049

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment Number
                                                      ---

                      Post-Effective Amendment Number  3
                                                      ---

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment Number
                                                 ---

                            VARIABLE ANNUITY ACCOUNT
     ---------------------------------------------------------------------
                           (Exact Name of Registrant)

                        MINNESOTA LIFE INSURANCE COMPANY
     ---------------------------------------------------------------------
                              (Name of Depositor)

            400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA  55101-2098
     ---------------------------------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
     ---------------------------------------------------------------------
               (Depositor's Telephone Number, Including Area Code)



          Dennis E. Prohofsky                             Copy to:
       Executive  Vice President,                   J. Sumner Jones, Esq.
     General Counsel and Secretary                  Jones & Blouch L.L.P.
   Minnesota Life Insurance Company           1025 Thomas Jefferson St., N.W.
         400 Robert Street North                       Suite 410 East
     St. Paul, Minnesota  55101-2098               Washington, D.C.  20007
-------------------------------------------
  (Name and Address of Agent for Service)



    IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE(check appropriate box)
           immediately upon filing pursuant to paragraph (b)
        --
        X  on May 1, 2001 pursuant to paragraph (b) of Rule 485
        --
           60 days after filing pursuant to paragraph (a) (i)
        --
           on (date), pursuant to paragraph (a) (i)
        --
           75 days after filing pursuant to paragraph (a) (ii)
        --
           on (date) pursuant to paragraph (a) (ii) of Rule 485.
        --
    IF APPROPRIATE, CHECK FOLLOWING BOX:
            this post-effective amendment designates a new effective date for a -- previously filed post-effective amendment.


    TITLE OF SECURITIES BEING REGISTERED
         Variable Annuity Contracts

                                  PART A

                   INFORMATION REQUIRED IN A PROSPECTUS

                          Variable Annuity Account

                     Cross Reference Sheet to Prospectus


Form N-4

Item Number     Caption in Prospectus

    1.          Cover Page

    2.          Special Terms

    3.          Questions and Answers About the Variable Annuity Contract

    4.          Condensed Financial Information Performance Data

    5.          General Descriptions

    6.          Contract Charges

    7.          Description of the Contract; General Descriptions

    8.          Description of the Contract; Annuity Payments and Options

    9.          Description of the Contract; Death Benefits

   10. Description of the Contract; Purchase Payments and Value of the Contract and Transfers

   11.          Description of the Contract; Redemptions

   12.          Federal Tax Status

   13.          Not Applicable

   14.          Table of Contents of the Statement of Additional
                Information

                              MULTIOPTION ACHIEVER
                           VARIABLE ANNUITY CONTRACT

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")

                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                           Telephone: 1-800-362-3141

                          http://www.minnesotalife.com


This Prospectus describes an individual, flexible payment, variable annuity contract ("the contract") offered by the Minnesota Life Insurance Company. The contract may be used in connection with all types of personal retirement plans. It may also be used apart from those plans.

You may invest your contract values in our Variable Annuity Account or our General Account.

The Variable Annuity Account invests in the following Fund portfolios:
- Advantus Series Fund, Inc.
          - all portfolios, except the Maturing Government Bond portfolios, which are only available to contracts issued prior to May 1, 2000.
- Franklin Templeton Variable Insurance Products Trust

          - Templeton Developing Markets Securities Fund -- Class 2 Shares


          - Templeton Asset Strategy Fund -- Class 2 Shares


          - Franklin Small Cap Fund -- Class 2 Shares


-Fidelity Variable Insurance Products Funds


          - Mid Cap Portfolio -- Service Class 2 Shares


          - Contrafund(R) Portfolio -- Service Class 2 Shares


          - Equity-Income Portfolio -- Service Class 2 Shares

- Janus Aspen Series
          - Capital Appreciation Portfolio -- Service Shares

          - International Growth Portfolio -- Service Shares


- Credit Suisse Warburg Pincus Trust


          - Global Post-Venture Capital Portfolio


Your contract's accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) ("Portfolio(s)") you select. You bear the entire investment risk for amounts you allocate to those Portfolios.

The contract is designed for long-term investors. If you receive any Wealthbuilder Credit amount, it may be more than offset by the sales charge if one is imposed upon surrender of the contract.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141, or by writing to us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site, http://www.sec.gov, via its EDGAR database.

               THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY
            A CURRENT PROSPECTUS OF THE FUND PORTFOLIOS SHOWN ABOVE.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


 The date of this Prospectus and of the Statement of Additional Information is:
                                  May 1, 2001.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESMAN, OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.

         TABLE OF CONTENTS


                    SPECIAL TERMS                                                                1
                    QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACT                    2
                    EXPENSE TABLES                                                               5
                    GENERAL DESCRIPTIONS                                                        12
                              Minnesota Life Insurance Company                                  12
                              Variable Annuity Account                                          12
                              The Funds                                                         13
                              Additions, Deletions or Substitutions                             14
                    CONTRACT CHARGES                                                            15
                              Deferred Sales Charge                                             15
                              Mortality and Expense Risk Charge                                 18
                              Administrative Charge                                             18
                              Contract Fee                                                      19
                              Premium Taxes                                                     19
                              Transaction Charges                                               19
                    EXCHANGE OFFER                                                              19
                    VOTING RIGHTS                                                               20
                    DESCRIPTION OF THE CONTRACT                                                 21
                              General Provisions                                                21
                              Annuity Payments and Options                                      23
                              Death Benefits                                                    28
                              Purchase Payments and Value of the Contract                       31
                              Redemptions                                                       36
                    FEDERAL TAX STATUS                                                          37
                    PERFORMANCE DATA                                                            44
                    STATEMENT OF ADDITIONAL INFORMATION                                         44
                    APPENDIX A -- CONDENSED FINANCIAL INFORMATION                              A-1
                    APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES                      B-1
                    APPENDIX C -- TYPES OF QUALIFIED PLANS                                     C-1

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

Accumulation Unit: an accounting device used to determine the value of a contract before annuity payments begin.

Accumulation Value: the sum of your values under a contract in the Variable Annuity Account and in the General Account.

Annuitant:  the person who may receive lifetime benefits under the contract.

Annuity: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

Annuity Unit: an accounting device used to determine the amount of annuity payments.

Code:  the Internal Revenue Code of 1986, as amended.

Contract Owner: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

Contract Year: a period of one year beginning with the contract date or a contract anniversary.

Fixed Annuity: an annuity providing for payments of guaranteed amounts throughout the payment period.


Fund(s) or Portfolio(s): the mutual funds whose separate investment portfolios we have designated as eligible investments for the Variable Annuity Account. Currently these include the funds or portfolios shown on the cover page of this prospectus, and in the Question and Answer section following.


General Account: all of our assets other than those in the Variable Annuity Account or in our other separate accounts.

Plan: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

Purchase Payments:  amounts paid to us under your contract.


Separate Account:  see definition of Variable Annuity Account.


Valuation Date or Valuation Days: each date on which a Fund Portfolio is valued.

Variable Annuity Account: a separate investment account called the Variable Annuity Account. The investment experience of its assets is separate from that of our other assets.

Variable Annuity: an annuity providing for payments varying in amount in accordance with the investment experience of the Funds.

Wealthbuilder Credit: an additional amount, other than a dividend, which we may credit to your contract.

We, Our, Us:  Minnesota Life Insurance Company.

You, Your:  the contract owner.

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACT

WHAT IS AN ANNUITY?


An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity. An annuity contract may also be "deferred" or "immediate". An immediate annuity contract is one which begins annuity payments right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract, as its name infers, delays the beginning of your annuity payments until a later date. During this deferral period, your annuity purchase payments have the chance to accumulate on a tax deferred basis.


WHAT TYPE OF CONTRACT IS OFFERED BY THIS PROSPECTUS?


The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments to the Variable Annuity Account or to our General Account. The Variable Annuity Account invests in one or more Fund Portfolios. There are no interest or principal guarantees on your contract values in the Variable Annuity Account. In the General Account your purchase payments receive certain principal and interest guarantees.


WHAT INVESTMENT OPTIONS ARE AVAILABLE?

Any purchase payments you allocate to the Variable Annuity Account are invested exclusively in shares of one or more of the available Fund Portfolios. We reserve the right to add, combine or remove other eligible Funds and Portfolios.

The available Portfolios of Advantus Series Fund, Inc. are:

       Growth Portfolio
       Bond Portfolio
       Money Market Portfolio
       Asset Allocation Portfolio
       Mortgage Securities Portfolio
       Index 500 Portfolio
       Capital Appreciation Portfolio
       International Stock Portfolio
       Small Company Growth Portfolio
       Maturing Government Bond Portfolios (only available to contracts issued prior to May 1, 2000).
       Value Stock Portfolio
       Small Company Value Portfolio
       Global Bond Portfolio
       Index 400 Mid-Cap Portfolio
       Macro-Cap Value Portfolio
       Micro-Cap Growth Portfolio
       Real Estate Securities Portfolio

The Variable Annuity Account also invests in:

- Franklin Templeton Variable Insurance Products Trust

          - Templeton Developing Markets Securities Fund -- Class 2 Shares


          - Templeton Asset Strategy Fund -- Class 2 Shares


          - Franklin Small Cap Fund -- Class 2 Shares


-Fidelity Variable Insurance Products Funds


          - Mid Cap Portfolio -- Service Class 2 Shares


          - Contrafund Portfolio -- Service Class 2 Shares


          - Equity-Income Portfolio -- Service Class 2 Shares

- Janus Aspen Series
          - Capital Appreciation Portfolio -- Service Shares
          - International Growth Portfolio -- Service Shares

- Credit Suisse Warburg Pincus Trust


          - Global Post-Venture Capital Portfolio


There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectuses for each Fund, which are attached to this Prospectus. You should carefully read each Fund prospectus before purchasing the contract.

CAN YOU CHANGE THE PORTFOLIO THAT YOU SELECT?


Yes. You can change your allocation of future purchase payments by giving us written notice, a telephone call or via our on-line service center (after June 4, 2001) notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value among the Portfolios and/or the

General Account. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts, subject to some restrictions. During the annuity period, annuity reserves may only be transferred from a variable annuity to a fixed annuity.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACT?

We deduct a daily charge equal to an annual rate of 1.25% of the net asset value of the Variable Annuity Account for mortality and expense risk guarantees. We reserve the right to increase the charge to not more than 1.40%.

We also deduct a daily charge equal to an annual rate of .15% of the net asset value for administrative expenses incurred by us. We reserve the right to increase the charge to not more than .40% of the net asset value of the separate account.

A deferred sales charge of up to 7% of purchase payments may apply if you make partial withdrawals or surrender your contract within seven or fewer years after your last purchase payment.

There is a contract fee taken annually from the accumulation value of the Contract. The charge applied will be equal to the lesser of $30 or 2% of the accumulation value at the end of the Contract Year taken generally from contracts with values of less than $50,000.

Deductions for any applicable premium taxes may also be made (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.


The Portfolios pay investment advisory and other expenses. Total expenses net of waivers of the Portfolios range from 0.40% to 1.81% of average daily net assets of the Portfolios on an annual basis.


We reserve the right to make a charge of up to $10 for transfers occurring more frequently than once a month. We also reserve the right to assess a $100 fee to cover administration costs associated with an exchange, if you exchange to this contract from another of our contracts.

EXPENSE TABLES

The tables shown below are to assist you in understanding the costs and expenses that you will bear directly or indirectly. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon the applicable law. The tables show the expenses of each of the Fund Portfolios available. Expenses of the Funds are not fixed or specified under the terms of the Contract, and actual expenses may vary.

The following contract expense information is intended to illustrate the expenses of the MultiOption Achiever variable annuity contract. All expenses shown are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them in this heading.

Contract Owner Transaction Expenses
(as a percentage applied separately to each purchase payment)

The amount of the deferred sales charge percentage is as shown in the table below:

CONTRACT YEARS SINCE PAYMENT    CHARGE
----------------------------    ------
            0-1                   7%
            1-2                   7%
            2-3                   6%
            3-4                   5%
            4-5                   4%
            5-6                   3%
            6-7                   2%
      7 and thereafter            0%

Annual Contract Fee: lesser of $30 or
  2% of accumulation value (applied
  only to a Contract where the
  greater of the accumulation value
  or purchase payments, less
  withdrawals, is less than $50,000)       $30

Minnesota Life reserves the right, not currently imposed, to make a transaction charge, not to exceed $10, on transfer requests exceeding one per month.

Separate Account Annual Expenses
(as a percentage of average account value)

                                                                        MAXIMUM
                                                    CURRENT             POSSIBLE
                                                    CHARGE               CHARGE
                                                    -------             --------
Mortality and Expense Risk Fees                      1.25%               1.40%
Administrative Fee                                    .15%                .40%
                                                     -----               -----
Total Separate Account Annual Expenses               1.40%               1.80%
                                                     =====               =====

Note: We reserve the right to increase the mortality and expense risk fees and the administrative fees to not more than those shown in the column "Maximum Possible Charge".

FUND ANNUAL EXPENSES

(As a percentage of average net assets for the described Advantus Series Fund, Inc., the Franklin Templeton Variable Insurance Products Trust, Fidelity Variable Insurance Products Funds, Janus Aspen Series, and Credit Suisse Warburg Pincus Trust.)



                                                                                                       TOTAL ANNUAL
                                                                                                      FUND OPERATING
                                                                                                     EXPENSES WITHOUT
                                                              MANAGEMENT    OTHER     DISTRIBUTION      WAIVERS OR
                                                                 FEE       EXPENSES   (12B-1) FEES      REDUCTIONS
                                                              ----------   --------   ------------   ----------------
ADVANTUS SERIES FUND, INC.:(1)
  Growth Portfolio                                               0.45%       0.05%        0.25%            0.75%
  Bond Portfolio                                                 0.30%       0.08%        0.25%            0.63%
  Money Market Portfolio                                         0.25%       0.08%        0.25%            0.58%
  Asset Allocation Portfolio                                     0.35%       0.05%        0.25%            0.65%
  Mortgage Securities Portfolio                                  0.30%       0.09%        0.25%            0.64%
  Index 500 Portfolio                                            0.12%       0.06%        0.25%            0.43%
  Capital Appreciation Portfolio                                 0.50%       0.06%        0.25%            0.81%
  International Stock Portfolio                                  0.58%       0.20%        0.25%            1.03%
  Small Company Growth Portfolio                                 0.65%       0.07%        0.25%            0.97%
  Maturing Government Bond 2002 Portfolio                        0.25%       0.85%          --             1.10%
  Maturing Government Bond 2006 Portfolio                        0.25%       1.16%          --             1.41%
  Maturing Government Bond 2010 Portfolio                        0.25%       1.42%          --             1.67%
  Value Stock Portfolio                                          0.50%       0.08%        0.25%            0.83%
  Small Company Value Portfolio                                  0.70%       0.68%        0.25%            1.63%
  Global Bond Portfolio                                          0.60%       0.56%        0.25%            1.41%
  Index 400 Mid-Cap Portfolio                                    0.15%       0.40%        0.25%            0.80%
  Macro-Cap Value Portfolio                                      0.50%       0.53%        0.25%            1.28%
  Micro-Cap Growth Portfolio                                     0.95%       0.18%        0.25%            1.38%
  Real Estate Securities Portfolio                               0.60%       1.20%        0.25%            2.05%
FRANKLIN TEMPLETON VAR. INS. PRODUCTS TRUST --
  CLASS 2 SHARES:
  Templeton Developing Markets Securities Fund(2)                1.25%       0.31%        0.25%            1.81%
  Templeton Asset Strategy Fund(2)                               0.60%       0.22%        0.25%            1.07%
  Franklin Small Cap Fund(2)(3)                                  0.53%       0.28%        0.25%            1.06%
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS -- SERVICE CLASS
  2 SHARES:
  VIP Fund -- Mid Cap Portfolio(4)                               0.57%       0.17%        0.25%            0.99%
  VIP Fund -- Contrafund Portfolio(4)                            0.57%       0.10%        0.25%            0.92%
  VIP Fund -- Equity-Income Portfolio(4)                         0.48%       0.10%        0.25%            0.83%
JANUS ASPEN SERIES -- SERVICE SHARES:
  Capital Appreciation Portfolio(5)                              0.65%       0.02%        0.25%            0.92%
  International Growth Portfolio(5)                              0.65%       0.06%        0.25%            0.96%
CREDIT SUISSE WARBURG PINCUS TRUST:
  Global Post-Venture Capital Portfolio(6)                       1.25%       0.28%          --             1.53%


-------------------------


(1)Prior to May 1, 2000, Minnesota Life voluntarily absorbed all fees and expenses that exceeded .55% of average daily net assets for the Index 400 Mid-Cap Portfolio, .90% of average daily net assets for the Small Company Value Portfolio and Real Estate Securities Portfolio, .40% of average daily net assets for each of the three Maturing Government Bond Portfolios, .85% of average daily net assets for the Macro-Cap Value Portfolio, and 1.25% of average daily net assets for the Micro-Cap Growth Portfolio. Effective May 1, 2000, Advantus Capital voluntarily absorbed all fees and expenses that exceeded .55% of average daily net assets for the Index 400 Mid-Cap Portfolio, 1.10% of average daily net assets for the Small Company Value Portfolio, 1.00% of average daily net assets for the Real Estate Securities Portfolio, .40% of average daily net assets for each of the three Maturing Government Bond Portfolios, 1.00% of average daily net assets for the Macro-Cap Value Portfolio, and 1.35% of average daily net assets for the Micro-Cap Growth Portfolio. Advantus Capital has not agreed to absorb expenses over a specific period of time and it may cease its absorption of expenses at any time. If it does so, some Portfolio expenses would increase and thereby reduce investment return.



(2)The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.



(3)Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000. The manager has agreed in advance to reduce its fee by .04% to reflect reduced services resulting from the Fund's Investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Net annual fund operating expenses equal 1.02%.



(4)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.



(5)Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for the Portfolios.



(6)The fund's manager has voluntarily agreed to reimburse expenses of .13%. This arrangement may be discontinued by the fund's manager at any time.

CONTRACT OWNER EXPENSE EXAMPLE -- CURRENT CHARGES
You would pay the following expenses on a $1,000 investment assuming:
(1) 5% annual return,

(2) redemption at the end of each time period,


(3) removal of any annual amount not subject to contingent deferred sales charge,


(4) current annual separate account expenses totalling 1.40%, and


(5)annual contract fee.


--------------------------------------------------------------------------------

                                                                                      IF YOU ANNUITIZE AT THE
                                              IF YOU SURRENDERED YOUR               END OF THE APPLICABLE TIME
                                            CONTRACT AT THE END OF THE            PERIOD OR YOU DO NOT SURRENDER
                                              APPLICABLE TIME PERIOD                       YOUR CONTRACT
                                       -------------------------------------   -------------------------------------
                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                       ------   -------   -------   --------   ------   -------   -------   --------
ADVANTUS SERIES FUND, INC.:
  Growth Portfolio                      $ 99     $146      $185       $296      $42      $128      $215       $439
  Bond Portfolio                        $ 97     $143      $180       $286      $41      $125      $210       $429
  Money Market Portfolio                $ 97     $141      $177       $281      $41      $123      $207       $425
  Asset Allocation Portfolio            $ 98     $144      $180       $287      $41      $125      $211       $431
  Mortgage Securities Portfolio         $ 98     $143      $180       $286      $41      $125      $210       $430
  Index 500 Portfolio                   $ 95     $137      $170       $267      $39      $119      $201       $412
  Capital Appreciation Portfolio        $ 99     $148      $188       $302      $43      $130      $218       $444
  International Stock Portfolio         $101     $155      $199       $321      $45      $136      $228       $462
  Small Company Growth Portfolio        $101     $153      $196       $316      $45      $134      $225       $457
  Maturing Government Bond 2002
     Portfolio                          $ 95     $136      $168       $264      $39      $118      $199       $410
  Maturing Government Bond 2006
     Portfolio                          $ 95     $136      $168       $264      $39      $118      $199       $410
  Maturing Government Bond 2010
     Portfolio                          $ 95     $136      $168       $264      $39      $118      $199       $410
  Value Stock Portfolio                 $ 99     $149      $189       $304      $43      $130      $219       $446
  Small Company Value Portfolio         $102     $157      $202       $328      $46      $138      $231       $468
  Global Bond Portfolio                 $105     $166      $216       $354      $49      $147      $245       $492
  Index 400 Mid-Cap Portfolio           $ 97     $141      $176       $278      $40      $122      $206       $423
  Macro-Cap Value Portfolio             $100     $151      $192       $310      $44      $132      $222       $451
  Micro-Cap Growth Portfolio            $105     $164      $214       $349      $48      $145      $242       $487
  Real Estate Securities Portfolio      $101     $154      $197       $319      $45      $135      $227       $460
FRANKLIN TEMPLETON VAR. INS. PRODUCTS TRUST --
  CLASS 2 SHARES:
  Templeton Developing Markets
     Securities Fund                    $109     $177      $235       $387      $53      $158      $262       $522
  Templeton Asset Strategy Fund         $102     $156      $201       $325      $46      $137      $230       $465
  Franklin Small Cap Fund               $101     $154      $198       $321      $45      $136      $228       $461
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS --
  SERVICE CLASS 2 SHARES:
  VIP Fund -- Mid Cap Portfolio         $101     $154       197       $318      $45      $135      $226       $459
  VIP Fund -- Contrafund Portfolio      $100     $151      $193       $453      $44      $133      $223       $453
  VIP Fund -- Equity Income Portfolio   $ 99     $149      $189       $304      $43      $130      $219       $446
JANUS ASPEN SERIES -- SERVICE SHARES:
  Capital Appreciation Portfolio        $100     $151      $193       $312      $44      $133      $223       $453
  International Growth Portfolio        $101     $153      $195       $315      $44      $134      $225       $456
CREDIT SUISSE WARBURG PINCUS TRUST:
  Global Post-Venture Capital
     Portfolio                          $105     $165      $216       $353      $49      $146      $245       $491


--------------------------------------------------------------------------------

This example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser.

CONTRACT OWNER EXPENSE EXAMPLE -- MAXIMUM POSSIBLE CHARGES
You would pay the following expenses on a $1,000 investment assuming:
(1) 5% annual return,
(2) redemption at the end of each time period,

(3) surrender amounts reflect any annual amount that may be excluded from contingent deferred sales charge,


(4) maximum annual separate account expenses totalling 1.80%, and


(5)annual contract fee.


--------------------------------------------------------------------------------

                                              IF YOU SURRENDERED YOUR             IF YOU ANNUITIZE AT THE END OF
                                            CONTRACT AT THE END OF THE           THE APPLICABLE TIME PERIOD OR YOU
                                              APPLICABLE TIME PERIOD              DO NOT SURRENDER YOUR CONTRACT
                                       -------------------------------------   -------------------------------------
                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                       ------   -------   -------   --------   ------   -------   -------   --------
ADVANTUS SERIES FUND, INC.:
  Growth Portfolio                      $103     $158      $204       $332      $46      $139      $233       $471
  Bond Portfolio                        $101     $155      $199       $321      $45      $136      $228       $462
  Money Market Portfolio                $101     $153      $196       $317      $45      $135      $226       $458
  Asset Allocation Portfolio            $102     $155      $200       $323      $45      $137      $229       $464
  Mortgage Securities Portfolio         $101     $155      $199       $322      $45      $136      $228       $463
  Index 500 Portfolio                    $99     $149      $189       $304      $43      $130      $219       $446
  Capital Appreciation Portfolio        $103     $160      $207       $337      $47      $141      $236       $476
  International Stock Portfolio         $105     $166      $217       $356      $49      $147      $246       $493
  Small Company Growth Portfolio        $105     $165      $215       $351      $48      $146      $243       $489
  Maturing Government Bond 2002
     Portfolio                           $99     $148      $188       $301      $43      $130      $218       $443
  Maturing Government Bond 2006
     Portfolio                           $99     $148      $188       $301      $43      $130      $218       $443
  Maturing Government Bond 2010
     Portfolio                           $99     $148      $188       $301      $43      $130      $218       $443
  Value Stock Portfolio                 $103     $160      $208       $339      $47      $142      $237       $478
  Small Company Value Portfolio         $106     $168      $221       $362      $50      $149      $249       $499
  Global Bond Portfolio                 $109     $177      $235       $387      $53      $158      $262       $522
  Index 400 Mid-Cap Portfolio           $101     $152      $195       $314      $44      $134      $224       $456
  Macro-Cap Value Portfolio             $104     $163      $211       $345      $48      $144      $240       $483
  Micro-Cap Growth Portfolio            $109     $175      $232       $382      $52      $156      $260       $517
  Real Estate Securities Portfolio      $105     $165      $216       $353      $49      $146      $245       $491
FRANKLIN TEMPLETON VAR. INS. PRODUCTS TRUST --
  CLASS 2 SHARES:
  Templeton Developing Markets
     Securities Fund                    $113     $188      $253       $419      $57      $169      $280       $550
  Templeton Asset Strategy Fund         $106     $167      $219       $359      $49      $148      $248       $496
  Franklin Small Cap Fund               $105     $166      $217       $355      $49      $147      $245       $492
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS --
  SERVICE CLASS 2 SHARES:
  VIP Fund -- Mid Cap Portfolio         $105     $165      $215       $352      $49      $146      $244       $490
  VIP Fund -- Contrafund Portfolio      $104     $163      $212       $485      $48      $144      $241       $485
  VIP Fund -- Equity Income Portfolio   $103     $160      $208       $339      $47      $142      $237       $478
JANUS ASPEN SERIES -- SERVICE SHARES:
  Capital Appreciation Portfolio        $104     $163      $212       $347      $48      $144      $241       $485
  International Growth Portfolio        $105     $164      $214       $350      $48      $145      $243       $488
CREDIT SUISSE WARBURG PINCUS TRUST:
  Global Post Venture Capital
     Portfolio                          $109     $177      $234       $386      $53      $158      $262       $521


--------------------------------------------------------------------------------
This example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in Appendix A under the heading "Condensed Financial Information." The complete financial statements of the Minnesota Life and the Variable Annuity Account are included in the Statement of Additional Information.

CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

Yes. You may make withdrawals of the accumulation value of your contract before an annuity begins. Your requests for partial withdrawals must be in writing. Partial withdrawals are generally subject to the deferred sales charge. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from the variable annuity contract in certain circumstances, including distributions made prior to the owner's attainment of age 59 1/2.

DO YOU HAVE A RIGHT TO CANCEL YOUR CONTRACT?

Yes. You may cancel your contract any time within ten days of receiving it by returning it to us or your agent. In some states, the free look period may be longer than ten days. For example, California's free look period is thirty days. These rights are subject to change and may vary among the states.

WHAT IF THE OWNER OR ANNUITANT DIES?

If you die before annuity payments begin, we will pay the death benefit to the beneficiary. The death benefit payable to the beneficiary upon the death of the contract owner or annuitant, if applicable, if the contract owner or annuitant dies prior to his or her 80th birthday, during the accumulation period is equal to the greater of:


     -  the accumulation value payable at death; or


     - the total amount of your purchase payments, less all partial withdrawals; or

     - the last "stepped-up value" prior to the date of death, adjusted for any purchase payments or withdrawals.

If the contract owner or annuitant, if applicable, dies on or after his or her 80th birthday, the death benefit is the greater of:

     -  the accumulation value payable at death; or

     -  the total amount of purchase payments, less all partial withdrawals; or

     - the last "stepped-up value" prior to age 80, adjusted for any withdrawals.

The "stepped-up value" will be determined on each contract anniversary that is an exact multiple of three and is prior to the 80th birthday of the oldest owner or annuitant, if applicable.

If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the terms of the annuity option selected. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs prior to the commencement of annuity payments.


WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are:

     -  a life annuity;

     - a life annuity with a period certain of 120 months, 180 months or 240 months;

     -  a joint and last survivor annuity; and

     -  a period certain annuity.

Each annuity option may be elected as a variable annuity or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are a life insurance
company.

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-800-362-3141, internet address: www.minnesotalife.com. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.


B. VARIABLE ANNUITY ACCOUNT

The Variable Annuity
Account is one of our
separate accounts.
We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940, but that registration does not mean that the SEC supervises the management, or the investment practices or policies, of the Variable Annuity Account.

The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and our other separate accounts. All obligations under the contracts are our general corporate obligations.

Each of the sub-
accounts of the Variable
Annuity Account invests
in a different Fund
Portfolio.
The Variable Annuity Account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Additional sub-accounts may be added at our discretion.

C. THE FUNDS

Below is a list of the Portfolios and their investment adviser or sub- adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the contract.


                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 ADVANTUS SERIES FUND, INC.:
 Growth Portfolio                                  Advantus Capital Management, Inc.
 Bond Portfolio                                    Advantus Capital Management, Inc.
 Money Market Portfolio                            Advantus Capital Management, Inc.
 Asset Allocation Portfolio                        Advantus Capital Management, Inc.
 Mortgage Securities Portfolio                     Advantus Capital Management, Inc.
 Index 500 Portfolio                               Advantus Capital Management, Inc.
 Capital Appreciation Portfolio                    Advantus Capital Management, Inc.    Credit Suisse Asset Management,
                                                                                        LLC
 International Stock Portfolio                     Advantus Capital Management, Inc     Templeton Investment Counsel,
                                                                                        LLC
 Small Company Growth Portfolio                    Advantus Capital Management, Inc.    Credit Suisse Asset Management,
                                                                                        LLC
 Maturing Government Bond Portfolio - 2002, -      Advantus Capital Management, Inc.
   2006, - 2010
 Value Stock Portfolio                             Advantus Capital Management, Inc.
 Small Company Value Portfolio                     Advantus Capital Management, Inc.    State Street Research &
                                                                                        Management Company
 Global Bond Portfolio                             Advantus Capital Management, Inc     Julius Baer Investment
                                                                                        Management Inc.
 Index 400 Mid-Cap Portfolio                       Advantus Capital Management Inc.
 Macro-Cap Value Portfolio                         Advantus Capital Management, Inc.    J.P. Morgan Investment
                                                                                        Management Inc.
 Micro-Cap Growth Portfolio                        Advantus Capital Management, Inc     Wall Street Associates
 Real Estate Securities Portfolio                  Advantus Capital Management, Inc.
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST:
 Templeton Dev. Mkt. Securities Fund - Class 2     Templeton Asset Management Ltd.
   Shares
 Templeton Asset Strategy Fund - Class 2 Shares    Templeton Investment Counsel, LLC
 Franklin Small Cap Fund - Class 2 Shares          Franklin Advisers, Inc.
 JANUS ASPEN SERIES:
 Capital Appreciation Portfolio - Service          Janus Capital
   Shares
 International Growth Portfolio - Service          Janus Capital
   Shares
 FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS:
 Mid Cap Portfolio - Service Class 2 Shares        Fidelity Management & Research
 Contrafund Portfolio - Service Class 2 Shares     Fidelity Management & Research
 Equity-Income Portfolio - Service Class 2         Fidelity Management & Research
   Shares
 CREDIT SUISSE WARBURG PINCUS TRUST:
 Global Post-Venture Capital Portfolio             Credit Suisse Asset Management,
                                                   LLC

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We may change the
Portfolios offered under
the contract.
We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in the Variable Annuity Account. We reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Account with one or more of our other separate accounts.


The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or (iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

CONTRACT CHARGES

A. DEFERRED SALES CHARGE

A deferred sales charge
may apply.
No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's accumulation value is reduced by a withdrawal or a surrender, a deferred sales charge may be deducted. This is for expenses related to the sale of the contracts. The amount of the deferred sales charge is determined from the percentages shown in the table below. The schedule in the table is applied separately to each purchase payment. All purchase payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. It applies only to withdrawal or surrender of purchase payments we received within seven years of the date of the withdrawal or surrender.

The applicable deferred sales charge percentage is as shown in the table below:

CONTRACT YEARS SINCE PAYMENT            CHARGE
----------------------------            ------
            0-1                           7%
            1-2                           7%
            2-3                           6%
            3-4                           5%
            4-5                           4%
            5-6                           3%
            6-7                           2%
      7 and thereafter                    0%

The amount of the deferred sales charge is determined by:

     - calculating the number of years each purchase payment being withdrawn has been in the contract;

     - multiplying each purchase payment withdrawn by the appropriate sales charge percentage in the table; and

     - adding the deferred sales charge from all purchase payments so calculated. This amount is then deducted from your accumulation value.

EXAMPLE Assuming that all amounts to be withdrawn are subject to a deferred sales load, if the contract owner requests a withdrawal of $1,000, and the applicable sales charge is 7% (because the purchase payment was made within the last 2 years), the contract owner will receive $1,000, the sales charge will be $75.27 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawn amount deducted from the accumulation value will equal $1,075.27.

The deferred sales charge will not apply to:

     - amounts withdrawn in any calendar year that are less than or equal to the greater of: (1) accumulation value less purchase payments not previously withdrawn; or (2) 10% of the sum of purchase payments not previously withdrawn that have been received by us within seven years of withdrawal;

     -  any amounts withdrawn to pay the contract fee;

     - amounts payable as a death benefit upon the death of the owner or the annuitant, if applicable;

     -  amounts applied to provide annuity payments under an annuity option;

     - amounts withdrawn because of an excess contribution to a tax-qualified contract (including for example IRAs and tax sheltered annuities);

     - certain amounts of a contract's accumulation value withdrawn and applied to the purchase of our Adjustable Income Annuity contract, an immediate variable annuity contract (see the Adjustable Income Annuity prospectus for details);

     - a surrender or withdrawal requested any time after the first contract anniversary when benefits are payable due to a qualifying confinement in a hospital or medical care facility as described below; or

     - a surrender or withdrawal requested any time after the first contract anniversary in the event that benefits are payable because of the diagnosis of a terminal illness as described below.


A surrender or withdrawal request made any time after the first contract anniversary due to the owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a deferred sales charge. (This benefit is not available in Massachusetts.) The request must be made while the owner is still confined or within 60 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is:


     -  prescribed by a licensed Physician in writing; and

     - based on physical limitations which prohibit daily living in a non-institutional setting.

A surrender or withdrawal request made any time after the first contract anniversary in the event the owner is diagnosed with a terminal illness will also not be subject to a deferred sales charge. A terminal illness for this purpose is a condition which:

     -  is diagnosed by a licensed Physician; and

     - is expected to result in death within 12 months for 80% of diagnosed cases (except for Pennsylvania where the 80% limitation does not apply).

For purposes of these provisions, we must receive due proof, satisfactory to us, of the owner's confinement or terminal illness in writing. Physician for this purpose means:

     - a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and

     - not the owner, the annuitant or a member of either the owner's or the annuitant's immediate families.

In certain states (for example New Jersey or Texas) a surrender or withdrawal request due to the owner's confinement in a hospital or medical care facility; or if the owner is diagnosed with a terminal illness; may be made immediately after contract issue (rather than after the first contract anniversary). Please see your contract for the applicable provision in your state.

If the owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to nursing home confinement or terminal illness will be based upon the annuitant.

If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed subject to the provisions of this contract, there will be a one year waiting period before the new owner or annuitant is eligible for these benefits.

The deferred sales charge is designed to compensate us for the distribution expenses of the contract. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

We pay broker-dealers to
sell the contracts.

Securian Financial Services, Inc. ("Securian Financial"), the principal underwriter for the contracts, may pay up to 4.75% of the amount of purchase payments to broker-dealers who sell the contracts. In addition, either Securian Financial or we will issue credits to broker-dealers which will allow their registered representatives to attend meetings sponsored by us or our affiliates for training and education purposes with respect to the insurance and/or investment products that we or our affiliates offer. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay those registered representatives amounts based upon their production and the persistency of life insurance and annuity business placed with us.

B. MORTALITY AND EXPENSE RISK CHARGES

We assume mortality risk under the contract by our obligation to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract.

Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses.

The mortality and
expense risk charge is
1.25%, but we may
increase it to 1.40%.
For assuming these risks, we currently make a deduction from the Variable Annuity Account at the annual rate of 1.25% of net asset value. We reserve the right to increase the charge to not more than 1.40% on an annual basis. Certain states, such as Maryland, limit our ability to increase this charge. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit (or "retained earnings") to us. Some or all of such profit may be used to cover any distribution costs not recovered through the deferred sales charge.

C. ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issue of contracts, the receipt of purchase payments, forwarding amounts to the Funds for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the Variable Annuity Account at the annual rate of .15% of the net asset value of the Variable Annuity Account. We reserve the right to increase this administrative charge to an annual rate of not more than .40%. Certain states, such as Maryland, limit our ability to increase this charge.

Because the charge is designed to cover administrative expenses, it is taken during both the accumulation period and the annuity period by the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the Variable Annuity Account, there is no necessary relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

D. CONTRACT FEE

We charge a contract fee for maintaining the records and documents with each contract. This fee is the lesser of $30 or 2% of accumulation value at the end of the contract year. The contract fee will apply when the greater of either:

     -  accumulation value; or

     -  purchase payments, less withdrawals,

is less than $50,000 at the end of the contract year.


The fee is deducted on the contract anniversary pro-rata from the General Account and Separate Account values, except in Washington and South Carolina where it is deducted only from the Separate Account values.


E. PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when an annuity begins. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the Contract may be reduced by any premium taxes not previously deducted.

F. TRANSACTION CHARGES

There currently is no charge for any transfer. However, we reserve the right to charge up to $10, for the second and subsequent transfers in any calendar month. We also reserve the right to charge a $100 fee to cover administrative costs if you exchange another of our contracts for this variable annuity contract.

EXCHANGE OFFER

Certain owners of fixed or variable annuity contracts issued by us may exchange an existing annuity contract for this contract. Contracts which may be exchanged under the terms of this offer include:

     - Most fixed annuity contracts issued by us or Ministers Life Insurance Company

     -  Variable annuity contracts issued by our Variable Fund D

     - Most of the MultiOption variable annuity contracts with a contingent deferred sales charge

If you own a fixed annuity contract ("Fixed Contract") and wish to exchange it for the MultiOption Achiever ("New Contract"), no deferred sales charge will be assessed at the time of the exchange. The surrender charge in your New Contract will be based on the amount of time remaining on your old Fixed Contract's surrender charge schedule.

If you own a MultiOption Annuity- Flexible or Single Payment, MultiOption Annuity Select, or a variable annuity contract issued by our Variable Fund D, (referred to collectively as "Old Contracts"), no deferred sales charge will be assessed when you exchange to the MultiOption Achiever contract ("New

Contract"). Rather, in computing the surrender charge for your New Contract, we will treat all of your purchase payments to your Old Contract as if they had been made to your New Contract on the date of the very first purchase payment to the Old Contract.

Other important considerations that apply to all exchanges under this offer include:

- If you surrender your new MultiOption Achiever contract, the deferred sales charge may be higher or lower than under your old contract.

- Amounts exchanged into this contract WILL NOT BE treated as "purchase payments" for the Wealthbuilder Credit. No amount exchanged will be entitled to the Wealthbuilder Credit. Subsequent purchase payments, after the date of exchange, will be entitled to any Wealthbuilder Credit applicable under the program at the time of these payments.

- The entire amount exchanged WILL BE treated as a "purchase payment" to calculate the amounts not subject to a contingent deferred sales charge on withdrawal, otherwise known as the "free-out amount." Therefore if you are taking systematic withdrawals or amounts out of your contract to satisfy required minimum distributions for example, you need to consider this carefully as it may impact the charges imposed on your withdrawals.


-The entire amount exchanged will be treated as a "purchase payment" for purposes of the death benefit calculation.



- To make an exchange, you need to complete an application for this Contract and an Annuity Exchange Authorization form. You must also return your existing contract to us. Finally, a $100 administrative fee will be charged for our costs associated with the exchange. This amount must be submitted along with your completed application for this Contract. It may not be deducted from your accumulation value. We will waive this fee if you are exchanging to an already existing Achiever contract.


You should review both the terms of your old contract and this prospectus and carefully consider whether an exchange of your old contract is right for you. While this contract may provide new and beneficial product features to you, it also may have new or higher charges or fees than your existing contract. We reserve the right to modify or terminate this exchange offer at any time.

VOTING RIGHTS

You can instruct us how
to vote Fund shares.
We will vote the Fund shares held in the Variable Annuity Account at shareholder meetings of the Funds. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the Variable Annuity Account. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the Fund shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the Fund shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We shall notify you or the annuitant of a Fund shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

DESCRIPTION OF THE CONTRACT

A. GENERAL PROVISIONS

1. Flexible Payment Variable Annuity Contract

The contract is a flexible
payment variable
annuity.
The contract may be used in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by or on behalf of individuals. It may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date. Purchase payments are flexible with respect to timing and amount.

2. Issuance of Contract

We issue the contract to
you and you select the
annuitant.
The contract is issued to you, the contract owner named in the application. You may be the annuitant or you may specify someone else to be the annuitant.

3. Modification of the Contract

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

4. Assignment

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

     - your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

     - to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

5. Limitations on Purchase Payments


You choose when to make purchase payments. Purchase payments must be at least $2,000. This minimum may not apply under certain automatic or group payment plans, or if other retirement plan limitations apply. There may also be limits on the maximum contributions to retirement plans that qualify for special tax treatment. Certain states may also impose limitations on the timing or frequency of purchase payments. For example, in the State of Oregon your initial purchase payment must be at least $5,000.


There is no minimum amount which must be allocated to any sub-account of the Variable Annuity Account. In the Variable Annuity Account, your purchase payments are invested in the Funds according to your instructions. We will return your initial payment within five business days if:

     - your application fails to specify which Portfolios you desire, or is otherwise incomplete, and

     - you do not consent to our retention of your initial payment until the application is made complete.

You cannot pay more
than $5 million unless
we consent.
Total purchase payments under the contract may not exceed $5,000,000, except with our consent.

The contract permits us to cancel your contract, and pay you its accumulation value if:

We may cancel your
contract if you stop
making payments and
have a small
accumulation value.
     - no purchase payments are made for a period of two or more full contract years, and

     - the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

     -  the accumulation value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. Contracts issued in some states (for example, New Jersey) do not contain such a cancellation because the laws of those states do not permit it.

Additional purchase payments will not be accepted while either the owner or joint owner qualifies under the nursing home or terminal illness provisions for the waiver of any contingent deferred sales charges.

6. Deferment of Payment

We normally pay lump
sum payments within
7 days, but may delay
payments in certain
circumstances.
We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

     - any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the SEC;

     - any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the Portfolio(s) or to fairly determine the value of the assets of the Portfolio(s); or

     - other periods the SEC by order permits for the protection of the contract owners.

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments

Variable annuity payments are determined on the basis of:

     - the mortality table specified in the contract, which reflects the age of the annuitant,

     -  the type of annuity payment option you select, and

     -  the investment performance of the Fund Portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the Funds. Thus, the annuity payments will vary with the investment experience of the assets of the Portfolio of the Fund you select.

2. Electing the Retirement Date and Form of Annuity

Each of the annuity
options is available on a
fixed, variable or
combination fixed and
variable basis.
The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request.

While the contract requires that we must receive your notice of election to begin annuity payments at least 30 days prior to the annuity commencement date, we are currently waiving that requirement for variable annuity elections received at least three valuation days prior to the 15th of the month. We reserve the right to enforce the 30 day notice requirement at our option at any time in the future.

The contract permits an annuity payment to begin on the first day of any month. Under the contract, if you do not make an election, annuity payments will begin on the later of:

     -  the 85th birthday of the annuitant, or

     -  seven years after the date of issue of the contract.

You tell us when to begin
making annuity
payments to the
annuitant, unless your
retirement plan requires
them to commence by a
certain age.
Currently, it is our practice to await your instructions before beginning to pay annuity payments. If you fail to elect an annuity option, a variable annuity will be provided and the annuity option will be Option 2A, a life annuity with a period of 120 months.

The minimum first monthly annuity payment on either a variable or fixed dollar basis must be at least $20. If the first monthly annuity payment would be less than $20, we may fulfill our obligation by paying in a single sum the surrender value of the contract which would otherwise have been applied to provide annuity payments.

The maximum amount which may be applied to provide a fixed annuity under the contract is $1,000,000.

Except for Option 4, once annuity payments have commenced, you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof.

Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

3. Annuity Options

OPTION 1 -- LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options involving life contingencies) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a period certain of 10 to 20 years, as elected. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on the general account.

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

4. Determination of Amount of First Monthly Annuity Payment

The amount of your
first annuity payment
depends on the age of
the annuitant and
the annuity option
you select.

The first monthly annuity payment under the contract is determined by the accumulation value of the contract when the annuity begins. In addition, several states impose a premium tax on the amount used to purchase an annuity benefit, depending on the type of plan involved. These taxes are deducted from the accumulation value applied to provide annuity payments. We reserve the right to make such deductions from purchase payments as they are received.

The amount of the first monthly payment depends on the annuity payment option elected and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables indicating the dollar amount of the first fixed monthly payment under each annuity payment option for each $1,000 of value applied (after deduction of any premium taxes not previously deducted). If, when annuity payments are elected, we are using tables of annuity rates for this contract which result in larger annuity payments, we will use those tables instead.

The dollar amount of the first monthly variable annuity payment is determined by applying the accumulation value (minus any premium tax deduction) to a rate per $1,000 which is based on the Individual Annuity 1983 Table A female mortality rates with an age setback of one year and an interest rate of 4.50% compounded annually. The amount of the first payment depends upon the annuity payment option selected and the adjusted age(s) of the annuitant and any joint annuitant. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of annuitant. This determination is made separately for each sub-account of the Variable Annuity Account. The number of annuity units is based upon the accumulation value in each sub-account as of the date annuity payments are to begin.

The dollar amount determined for each sub-account will then be aggregated for purposes of making payments.

The 4.50% interest rate assumed in the variable annuity determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%.

Annuity payments are always made as of the first day of a month. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date. We currently waive this notice requirement, but reserve the right to enforce it in the future.

Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments. The transfer will occur on the valuation date on or next following the date on which the request is received. The account value used to determine the fixed annuity payment will be the value as of the last valuation date of the month preceding the annuity commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the annuity commencement date.

If the request for a fixed or variable annuity payment is not received at least three valuation days prior to the date used to determine the account value as described above, the annuity commencement date will be changed to the first of the month following the requested annuity commencement date.

5. Amount of Second and Subsequent Monthly Annuity Payments

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the annuity unit value for that sub-account as of the due date of the payment. This amount may increase or decrease from month to month.

6. Value of the Annuity Unit

The value of an annuity unit for a sub-account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of:

     -  .996338, and

     - the ratio of the value of the accumulation unit for that sub-account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.996338 is a factor to neutralize the assumed net investment factor, as discussed above, of 4.5% per annum built into the first payment calculation which is not applicable because the actual net investment rate is credited instead).

The value of an annuity unit for a sub-account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

7. Transfer of Annuity Reserves

You may change
Portfolios in the annuity
period, subject to some
restrictions.
During the annuity period, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves. If you specify a sub-account of the Variable Annuity Account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:


     - The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account, if less.


     - Annuity payments must have been in effect for a period of 12 months before a change may be made.

     -  Such transfers can be made only once every 12 months.

     - We must receive the written request for an annuity transfer more than 30 days in advance of the due date of the annuity payment subject to the transfer.


Upon request, we will provide you with annuity reserve amount information by sub-account.


A transfer will be made on the basis of annuity unit values. The number of annuity units being transferred from the sub-account will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account and the sub-account to which reserves are transferred for the period between annuity valuation dates.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.


When we receive a request to make such a transfer to a fixed annuity, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment. We will use the same fixed annuity pricing methodology at the time of transfer that we use to determine an initial fixed annuity payment. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account to which reserves are transferred for the period between annuity valuation dates. Contracts with this transfer feature may not be available in all states.


C. DEATH BENEFITS

If you die before annuity payments begin, we will pay the death benefit to the beneficiary. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of the annuitant, if it occurs prior to the date that annuity payments have started. The death benefit will be paid in a single sum to the beneficiary designated unless an annuity payment option is elected.

If the owner or the annuitant, if applicable, dies prior to his or her 80th birthday, the death benefit is the greater of:

     -  accumulation value payable at death; or

     -  the total amount of purchase payments, less all partial withdrawals; or

     - the last "stepped-up value" prior to the date of death, adjusted for any purchase payments and proportionately for withdrawals occurring thereafter. The definition of this "stepped-up value" is described below.

If the contract owner or the annuitant, if applicable, dies on or after his or her 80th birthday, the death benefit is the greater of:

     -  the accumulation value payable at death; or

     -  the total amount of purchase payments, less all partial withdrawals; or

     - the last stepped-up value prior to the date of death, adjusted proportionately for any withdrawals occurring thereafter.


The stepped-up value will be determined on each contract anniversary that is an exact multiple of three and is prior to the 80th birthday of the owner or the annuitant, if applicable. The stepped-up value is the greater of: (a) accumulation value on that contract anniversary; or (b) the previous stepped-up value adjusted proportionately for any withdrawals occurring thereafter and adjusted for any contributions up to age 80. Where joint owners exist, there will be no further stepped-up values after the 80th birthday of the oldest joint owner. After the death of the first joint owner, stepped-up values may resume on the next contract anniversary that is an exact multiple of three providing the surviving joint owner continues the contract and has not yet reached his or her 80th birthday.


If there are joint owners of the contract, at the death of the first owner, there will be no death benefit adjustment to the accumulation value, if the surviving owner elects to continue the contract.

If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there will be no adjustment to the accumulation value in the form of a death benefit.

If the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the death. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after the death.

If the annuitant dies after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected.

The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

To illustrate the death benefit, if you die before annuity payments begin, assume a contract is issued to an owner at age 63. A single purchase payment of $10,000 is made.

On the third contract anniversary (owner age 66), the stepped-up value is determined to be $12,000, the accumulation value on that contract anniversary. The death benefit at this point in time is $12,000 since the death benefit is the greater of accumulation value ($12,000), purchase payments less withdrawals ($10,000), or the last stepped up value adjusted for any withdrawals ($12,000).

Stepped-up values and death benefits for the sixth, ninth, twelfth, and fifteenth contract anniversaries are calculated in a similar fashion and are shown in the table below. On the eighteenth contract anniversary, the death benefit is not stepped-up since there are no further stepped-up values after the 80(th) birthday of the owner.

 CONTRACT           PURCHASE PAYMENTS   ACCUMULATION    STEPPED-UP      DEATH
ANNIVERSARY   AGE   LESS WITHDRAWALS       VALUE       DEATH BENEFIT   BENEFIT
-----------   ---   -----------------   ------------   -------------   -------
     0        63         10,000            10,000            n/a       10,000
     3        66         10,000            12,000         12,000       12,000
     6        69         10,000            16,000         16,000       16,000
     9        72         10,000            18,000         18,000       18,000
    12        75         10,000            14,000         18,000       18,000
    15        78         10,000            22,000         22,000       22,000
    18        81         10,000            24,000         22,000       24,000

                              MULTIOPTION ACHIEVER
                           DEATH BENEFIT ILLUSTRATION
[PERFORMANCE GRAPH]

                                                 PURCHASE PAYMENTS LESS                                     STEPPED-UP DEATH
                                                       WITHDRAWALS             ACCUMULATION VALUE                BENEFIT
                                                 ----------------------        ------------------           ----------------
63                                                      10000.00                    10000.00                    10000.00
                                                        10000.00                     8000.00                    10000.00
                                                        10000.00                    11500.00                    10000.00
66                                                      10000.00                    12000.00                    10000.00
                                                        10000.00                    14000.00                    12000.00
                                                        10000.00                    17000.00                    12000.00
69                                                      10000.00                    16000.00                    12000.00
                                                        10000.00                    15000.00                    16000.00
                                                        10000.00                    16000.00                    16000.00
72                                                      10000.00                    18000.00                    16000.00
                                                        10000.00                    21000.00                    18000.00
                                                        10000.00                    20000.00                    18000.00
75                                                      10000.00                    14000.00                    18000.00
                                                        10000.00                    18000.00                    18000.00
                                                        10000.00                    19000.00                    18000.00
78                                                      10000.00                    22000.00                    18000.00
                                                        10000.00                    24000.00                    22000.00
                                                        10000.00                    20000.00                    22000.00
81                                                      10000.00                    24000.00                    22000.00
                                                        10000.00                    23000.00                    22000.00
                                                        10000.00                    22000.00                    22000.00

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the accumulation value on the date we receive due proof of death will be directed into the money market sub-account in fulfillment of the guaranteed death benefit provision of the Contract.

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us a death benefit to the accumulation value) shall continue to be affected by the sub-account performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available sub-account option, subject to the same limitations imposed on the contract owner.

D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Accumulation Units

During the accumulation period -- the period before annuity payments begin -- each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. When the contract is originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form for compliance with our issue criteria and, if it is accepted, we will issue a contract. Applications received without instructions as to allocations will be treated as incomplete.

Initial purchase payments
are credited within
2 business days of our
receipt of a complete
application.
If your initial purchase payment is accompanied by an incomplete application, your purchase payment will not be credited until we receive a completed application. We will immediately return your initial purchase payment in full if it appears your application cannot be completed within five business days, unless you specifically consent to our holding your purchase payment until your application is completed.

We will credit your purchase payments to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Funds.

Subsequent purchase
payments are credited on
the day we receive them,
or on the next business
day if they arrive late in
the day.
We will determine the value of accumulation units on each day on which each Portfolio is valued. The net asset value of the Funds' shares shall be computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (currently, 3:00 p.m., Central time), on each day, Monday through Friday, except:

     - days on which changes in the value of that Fund's portfolio securities will not materially affect the current net asset value of that Fund's shares,

     - days during which none of that Fund's shares are tendered for redemption and no order to purchase or sell that Fund's shares is received by that Fund and

     - customary national business holidays on which the New York Stock Exchange is closed for trading.

The value of accumulation units will be the same on all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.


In addition to providing for the allocation of purchase payments to the sub-accounts of the Variable Annuity Account, the contracts allow you to allocate purchase payments to our General Account for accumulation at a guaranteed interest rate.



2. Transfers



Values may be transferred between our General Account and the Variable Annuity Account or among the sub-accounts of the Variable Annuity Account. You may effect transfers or change allocation of future purchase payments by written request, telephone transfer or after June 4, 2001, via our internet service center located at: www.minnesotalife.com. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. With the exception of transfers from the General Account (see below), there is no dollar amount limitation on transfers. No deferred sales charge will be imposed on such transfers. In addition, there is no charge for transfers, though we reserve the right to impose a charge of up to $10 for transfers occurring more frequently than once per month. Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone or internet requests.



Telephone services are automatically available to you. We have procedures designed to provide reasonable assurance that telephone authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners, or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone transactions.



In order to access your contract information via our on-line service center, you will need to first go to the website and register for access. You will need certain personal information and at least one contract number. We will send an access code to your address of record. Internet access is available only to the following types of contracts: non-qualified, 403(b) contracts and IRA contracts. In addition, you will not be able to re-balance into or out of the General Account, or make transfers or re-balance if you have a TSA loan, through the on-line service center.



We have procedures designed to provide reasonable assurance that internet authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized of fraudulent instructions. We require that you, or persons authorized by you, log-on to the secure section of our website, we issue a confirmation number for each transaction, and we provide you with a written confirmation of your internet transaction.



During periods of marked economic or market changes, you may experience difficulty making a telephone request or on-line service request due to the volume of telephone calls or internet activity. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.



Systematic transfer arrangements may be established among the sub-accounts of the Variable Annuity Account. They may begin on the 10th or 20th of any month. If a transfer cannot be completed on that date, it will be made on the next available transfer date. Systematic transfers will be made on a monthly, quarterly, semi-annual or annual basis and will remain active until the applicable sub-account is depleted, in the absence of specific instructions otherwise. These arrangements are limited to a maximum of 20 sub-accounts. They will not affect the current allocation of future purchase payments. There will be no charge for systematic transfers.



One type of systematic transfer arrangement offered for certain contracts is known a automatic portfolio rebalancing ("APR"). You may elect APR on a quarterly, semi-annual or annual basis. They will be treated as instructions for transfers to and from various sub-accounts. APR will not affect the current allocation of future purchase payments and is not limited to a maximum or minimum number of sub-accounts. APR is not available for values in the General Account or in the Advantus Fund Maturing Government Bond portfolios, nor is it available through our on-line service center. There is no charge for APR transactions. APRs are processed on the 25th of each month (or next available date after if the 25th is not a valuation date).



Transfers from the General Account to the Variable Annuity Account will be limited to a single transfer during any calendar year to an amount not to exceed 20% of the General Account accumulation value at the time of the transfer request. However, in the case of General Account accumulation values of $1000 or less, we will allow a one-time transfer of the entire accumulation value amount from the General Account to the sub-accounts of the Variable Annuity Account. If you have a systematic transfer arrangement with us, you may transfer current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current General Account accumulation value at the time of the transfer request. For contracts where the General Account accumulation value has increased during the year because of transfers into the General Account, or because of additional purchase payments made after the transfer program has been established, systematic transfers will be allowed to the extent of the greater of the current transfer amount of 10% of the then current General Account accumulation value. We reserve the right to alter such transfer restrictions, even if you have established a systematic transfer out of the General Account, but will do so only upon prior written notice to you.

We reserve the right to restrict the frequency of -- or otherwise modify, condition, terminate or impose charges upon -- any transfer method(s). The underlying funds may restrict the amounts or frequency of transfers in order to protect fund shareholders. For more information on transactions related to your contract, you may contact us at 1-800-362-3141 or contract either us or your registered representative via Internet email. Please remember that an email is not a valid substitute for a written request that requires your signature.



The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our General Account are not registered under the Securities Act of 1933. We are not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. Therefore, the General Account is not described here.


3. MultiOption Wealthbuilder Credit

If you make very large
purchase payments we
may credit your contract
with extra values
("Wealthbuilder Credits").
Where allowed by law, we reserve the right to credit certain additional amounts ("Wealthbuilder Credit") to your contract if you make large purchase payments. We pay for your Wealthbuilder credit with funds from our General Account. We reserve the right to modify, suspend or terminate this wealthbuilder credit program at any time, or from time to time, without notice.

The current breakpoints for qualifying for a Wealthbuilder Credit are shown below. Also shown is the value of the Wealthbuilder Credit as a percentage of your purchase payment.

                                 WEALTHBUILDER CREDIT AS A
   PURCHASE PAYMENT          PERCENTAGE OF THE PURCHASE PAYMENT
   ----------------          ----------------------------------
$        0- 499,999                        0.000%
   500,000- 749,999                        0.375
   750,000- 999,999                        0.750
 1,000,000-1,499,999                       1.125
 1,500,000-1,999,999                       1.500
 2,000,000-2,499,999                       1.875
 2,500,000-2,999,999                       2.250
 3,000,000-3,999,999                       2.625
 4,000,000-5,000,000                       3.000

Wealthbuilder Credits
may have tax
consequences.
Your Wealthbuilder Credit is added the next business day after your purchase payments are allocated to your contract, and is allocated to the investment options in the same manner as the purchase payment. If you exercise your right to return your contract under the free look provision, the value of any Wealthbuilder Credit as of the date your contract is cancelled will be deducted from your accumulated value prior to determining the amount to be returned to you. This means that any loss attributable to the Wealthbuilder Credit amount will be borne by Minnesota Life if cancelled during the free look period. Similarly, the gain, if any attributable to the Wealthbuilder Credit amount, will be recaptured by Minnesota Life in the event of cancellation during the free look period.

We do not consider the Wealthbuilder Credit to be part of your "investment in the contract" for income tax purposes (see "Federal Tax Status"). Generally, Wealthbuilder Credit will be treated as gain upon distribution. Wealthbuilder Credit amounts may be withdrawn without assessment of the deferred sales charge (see "Deferred Sales Charge").

Each time a new purchase payment is made, a new Wealthbuilder Credit will be calculated. The applicable percentage from the chart will be based on the total cumulative purchase payments to date, including the new purchase payment, less all prior purchase payments withdrawn. The new Wealthbuilder Credit equals the percentage from the table multiplied by the amount of the new purchase payment only.

Notwithstanding the preceding formula, purchase payments received within 60 days of the contract issue date (or prior to annuitization if earlier) will be treated as a single purchase payment to determine if an additional Wealthbuilder Credit may apply. We will re-calculate the Wealthbuilder Credit the earlier of your annuitization date or 60 days after the contract issue date. At that time we will aggregate all purchase payments received to date, less any purchase payments withdrawn, and treat those purchase payments as if they were all received as a single purchase payment. Any Additional Wealthbuilder Credit amount that may be due as a result of this re-calculation will be added the next business day. Purchase payments received after this time will continue to be calculated according to the formula preceding this paragraph.

4. Value of the Contract

Your contract's
accumulation value
varies with the
performance of the
Portfolios you select and
is not guaranteed.
The accumulation value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each sub-account to which you allocate values by the current value of these units and then adding the values so calculated. There is no assurance that your accumulation value will equal or exceed your purchase payments. We will advise you periodically of the number of accumulation units in your contract, the current value of each accumulation unit, and its total value.

5. Accumulation Unit Value

The value of an accumulation unit for each sub-account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying:

     - the value of that accumulation unit on the immediately preceding valuation date by

     - the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit any day other than a valuation date is its value on the next valuation date.

6. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.25% per annum and a deduction for the administration charge at the current rate of .15% per annum.

The gross investment rate is equal to:

     - the net asset value per share of a Portfolio share held in a sub-account of the Variable Annuity Account determined at the end of the current valuation period, plus

     - the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

     - the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

The gross investment rate may be positive or negative.

E. REDEMPTIONS

1. Partial Withdrawals and Surrender


Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. Your withdrawal or surrender request must be in writing and signed. It may be sent to us via facsimile. Our FAX number is: (651) 665-7942. There are risks associated with not requiring original signatures in order to disburse contractholder monies. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.


Your accumulation value will be reduced by the amount of your withdrawal and any applicable deferred sales charge. Unless you tell us otherwise, withdrawals will be made from the General Account accumulation value and from the Variable Annuity Account accumulation value in the same proportion. We will waive the applicable dollar amount limitation:

     - on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

     - the withdrawal is requested because of an excess contribution to a tax-qualified contract.

Withdrawal values will be determined as of the valuation date we received your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals including systematic withdrawals, will be made from the sub-accounts on a pro-rata basis. Please note that you can only make pro-rata withdrawals from 20 sub-accounts on systematic withdrawals.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive in a single cash sum the accumulation value computed as of the valuation date your surrender request is received, reduced by any applicable deferred sales charge. In lieu of a cash sum payment, you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender that annuity benefit and receive a single sum instead.

2. Right of Cancellation

You can cancel your
contract within 10 days
of receiving it and we
will refund you the
greater of your
accumulation value or
your purchase payments.
You should read your contract carefully as soon as you receive it. You may cancel your purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098. If you cancel and return your contract, we will refund to you the greater of:

     -  the accumulation value of the contract, or

     -  the amount of purchase payments paid under the contract.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. For example, California's free look period is thirty days. Those rights are subject to change and may vary among the states.


The liability of the Variable Annuity Account is limited to the accumulation value of the contract at the time it is returned for cancellation. We will pay for any additional amounts necessary to make our refund to you equal to your purchase payments.



FEDERAL TAX STATUS



INTRODUCTION



Our tax discussion in this prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under section 401(a), 403(b), 408(b), 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.

THE COMPANY'S TAX STATUS



We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.



We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable Annuity Account or on capital gains arising form the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.



TAXATION OF ANNUITY CONTRACTS IN GENERAL



Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408 or 408A of the Code.



There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporation, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.



DIVERSIFICATION REQUIREMENTS



Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal tax purposes. The diversification requirements of
Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code. The Variable Annuity Account, through the Fund Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Portfolio's assets may be invested. Although the investment adviser of Advantus Fund is an affiliate of ours, we do not control Advantus Fund or the investments of its Portfolios. Nonetheless, we believe that each Portfolio of Advantus Fund in which the Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department.



OWNERSHIP TREATMENT



Prior to the enactment of Section 817(h), the IRS published several rulings under which owners of certain variable annuity contracts were treated as owners, for federal income tax purposes, of the assets held in a separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. However, the continued effectiveness of the pre-Section 817(h) published rulings is somewhat uncertain. In connection with its issuance of proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account." While the Treasury's 1986 announcement stated that guidance would be issued on the "extent to which the policyholders may direct their investment to particular sub-accounts without being treated as owners of the underlying assets", no such guidance has been forthcoming.



Minnesota Life does not believe that the ownership rights of a contract owner under the Contract would result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know what standards would be applied if the Treasury Department should proceed to issue regulations or rulings on this issue. Minnesota Life therefore reserves the right to modify the Contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro-rata share of the assets of the Variable Annuity Account.



TAXATION OF PARTIAL AND FULL WITHDRAWALS



For payments made in the event of a full surrender of an annuity not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the cost basis (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from the variable annuity contract are not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments less any amounts previously received from the contract which were not included income. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.



In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.



TAXATION OF ANNUITY PAYMENTS



The taxable portion of a fixed annuity payment is generally equal to the excess of the payment over the exclusion amount. The exclusion amount is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.



TAXATION OF DEATH BENEFIT PROCEEDS



Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above Penalty Tax on Premature Distributions



The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply:



     - where the taxpayer is 59 1/2 or older,



     - where payment is made on account of the taxpayer's disability, or



     - where payment is made by reason of the death of the owner, and



     - in certain other circumstances.



The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments, where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.



For some types of qualified plans, other tax penalties may apply to certain distributions.



AGGREGATION OF CONTRACTS



For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.



ASSIGNMENT OR PLEDGES



Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.



REQUIRED DISTRIBUTIONS



In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:



     - if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and



     - if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.



These requirements will be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.



Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.



Similar rules apply to qualified contracts.



POSSIBLE CHANGES IN TAXATION



Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.



TAX QUALIFIED PROGRAMS



The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:



     - contributions in excess of specified limits;



     - distributions prior to age 59 1/2 (subject to certain exceptions);



     - distributions that do not conform to specified minimum distribution rules; and



     - other specified circumstances.



We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.



WITHHOLDING



In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Different rules may apply to payments delivered outside the United States. Some states have enacted similar rules.



The Code allows the rollover of most distributions from tax-qualified plans and
Section 403(b) annuities directly to other tax-qualified plans that will accept such distributions and to individual retirement accounts and individual retirement annuities. Distributions which may not be rolled over are those which are:



     - one of a series of substantially equal annual (or more frequent) payments made:



       -- over the life or life expectancy of the employee,



       -- over the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or



       -- for a specified period of ten years or more;



     - a required minimum distribution;



     - a hardship distribution; or



     - the non-taxable portion of a distribution.



Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER



The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules are provided with respect to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.


PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the Money Market sub-account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the underlying Portfolios first became available to the Variable Annuity Account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying Portfolios first became available to the Variable Annuity Account under other contracts issued by us. The Money Market sub-account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:
       Directors and Principal Management Officers of Minnesota Life Distribution of Contract
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

APPENDIX A -- CONDENSED FINANCIAL INFORMATION


The financial statements of the variable Annuity Account and the Consolidated Financial Statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account for the class of contracts for the period from the inception of each to December 31, 2000. Sub-accounts that became available after that time are not included. This information should be read in conjunction with the financial statements and related notes of the Variable Annuity Account included in this prospectus.



                                                                 2000         1999
                                                                 ----         ----
Growth Sub-Account:
  Unit value at beginning of period.........................  $     1.17    $    1.00(a)
  Unit value at end of period...............................        0.90    $    1.17
  Number of units outstanding at end of period..............  11,996,641    1,608,959
Bond Sub-Account:
  Unit value at beginning of period.........................  $     1.00    $    1.00(a)
  Unit value at end of period...............................  $     1.09    $    1.00
  Number of units outstanding at end of period..............   6,623,899      765,852
Money Market Sub-Account:
  Unit value at beginning of period.........................  $     1.01    $    1.00(a)
  Unit value at end of period...............................  $     1.06    $    1.01
  Number of units outstanding at end of period..............  13,677,970    3,372,875
Asset Allocation Sub-Account:
  Unit value at beginning of period.........................  $     1.10    $    1.00(a)
  Unit value at end of period...............................  $     0.98    $    1.10
  Number of units outstanding at end of period..............  21,254,044    3,296,125
Mortgage Securities Sub-Account:
  Unit value at beginning of period.........................  $     1.00    $    1.00(a)
  Unit value at end of period...............................  $     1.11    $    1.00
  Number of units outstanding at end of period..............   9,161,060      989,073
Index 500 Sub-Account:
  Unit value at beginning of period.........................  $     1.09    $    1.00(a)
  Unit value at end of period...............................  $     0.97    $    1.09
  Number of units outstanding at end of period..............  17,088,669    2,038,959
Capital Appreciation Sub-Account:
  Unit value at beginning of period.........................  $     1.27    $    1.00(a)
  Unit value at end of period...............................  $     1.13    $    1.27
  Number of units outstanding at end of period..............   5,285,592      602,909
International Stock Sub-Account:
  Unit value at beginning of period.........................  $     1.07    $    1.00(a)
  Unit value at end of period...............................  $     1.06    $    1.07
  Number of units outstanding at end of period..............   6,236,385      888,642
Small Company Growth Sub-Account:
  Unit value at beginning of period.........................  $     1.40    $    1.00(a)
  Unit value at end of period...............................  $     1.23    $    1.40
  Number of units outstanding at end of period..............   5,613,218      503,561
Maturing Government Bond 2002 Sub-Account:
  Unit value at beginning of period.........................  $     1.00    $    1.00(a)
  Unit value at end of period...............................  $     1.07    $    1.00
  Number of units outstanding at end of period..............     282,271       21,585


                                                                        Page A-1

                                                                 2000         1999
                                                                 ----         ----
Maturing Government Bond 2006 Sub-Account:
  Unit value at beginning of period.........................  $     0.99    $    1.00(a)
  Unit value at end of period...............................  $     1.13    $    0.99
  Number of units outstanding at end of period..............     270,313      102,972
Maturing Government Bond 2010 Sub-Account:
  Unit value at beginning of period.........................  $     0.98    $    1.00(a)
  Unit value at end of period...............................  $     1.18    $    0.98
  Number of units outstanding at end of period..............     484,046        4,254
Value Stock Sub-Account:
  Unit value at beginning of period.........................  $     1.01    $    1.00(a)
  Unit value at end of period...............................  $     0.98    $    1.01
  Number of units outstanding at end of period..............   3,354,458      392,479
Small Company Value Sub-Account:
  Unit value at beginning of period.........................  $     0.99    $    1.00(a)
  Unit value at end of period...............................  $     1.25    $    0.99
  Number of units outstanding at end of period..............   1,961,812      179,266
Global Bond Sub-Account:
  Unit value at beginning of period.........................  $     0.99    $    1.00(a)
  Unit value at end of period...............................  $     0.99    $    0.99
  Number of units outstanding at end of period..............   3,324,904      342,453
Index 400 Mid-Cap Sub-Account:
  Unit value at beginning of period.........................  $     1.09    $    1.00(a)
  Unit value at end of period...............................  $     1.25    $    1.09
  Number of units outstanding at end of period..............   2,634,518      398,475
Macro-Cap Value Sub-Account:
  Unit value at beginning of period.........................  $     1.04    $    1.00(a)
  Unit value at end of period...............................  $     0.95    $    1.04
  Number of units outstanding at end of period..............   1,867,540      236,331
Micro-Cap Growth Sub-Account:
  Unit value at beginning of period.........................  $     1.80    $    1.00(a)
  Unit value at end of period...............................  $     1.41    $    1.80
  Number of units outstanding at end of period..............   3,176,923      420,716
Real Estate Securities Sub-Account:
  Unit value at beginning of period.........................  $     0.97    $    1.00(a)
  Unit value at end of period...............................  $     1.21    $    0.97
  Number of units outstanding at end of period..............     471,189       17,691
Templeton Developing Markets Securities Sub-Account:
  Unit value at beginning of period.........................  $     1.20    $    1.00(a)
  Unit value at end of period...............................  $     0.80    $    1.20
  Number of units outstanding at end of period..............   2,179,968      268,232
Templeton Asset Strategy Sub-Account:
  Unit value at beginning of period.........................  $     1.00(c)
  Unit value at end of period...............................  $     0.97
  Number of units outstanding at end of period..............     161,983
Franklin Small Cap Sub-Account:
  Unit value at beginning of period.........................  $     1.00(c)
  Unit value at end of period...............................  $     0.80
  Number of units outstanding at end of period..............   1,852,562


Page A-2

                                                                 2000
                                                                 ----
Fidelity VIP Mid Cap Sub-Account:
  Unit value at beginning of period.........................  $     1.00(b)
  Unit value at end of period...............................  $     1.24
  Number of units outstanding at end of period..............   3,844,655
Fidelity VIP Contrafund Sub-Account:
  Unit value at beginning of period.........................  $     1.00(b)
  Unit value at end of period...............................  $     0.94
  Number of units outstanding at end of period..............   6,405,759
Fidelity VIP Equity-Income Sub-Account:
  Unit value at beginning of period.........................  $     1.00(b)
  Unit value at end of period...............................  $     1.12
  Number of units outstanding at end of period..............   3,181,017
Janus Aspen Capital Appreciation Sub-Account:
  Unit value at beginning of period.........................  $     1.00(b)
  Unit value at end of period...............................  $     0.81
  Number of units outstanding at end of period..............  10,697,510
Janus Aspen International Growth Sub-Account:
  Unit value at beginning of period.........................  $     1.00(b)
  Unit value at end of period...............................  $     0.82
  Number of units outstanding at end of period..............   6,778,367
Credit Suisse Warburg Pincus Trust Global Post-Venture
  Sub-Account:
  Unit value at beginning of period.........................  $     1.00(c)
  Unit value at end of period...............................  $     0.75
  Number of units outstanding at end of period..............     525,721



(a)Period from September 9, 1999, commencement of operations to December 31,
   1999.



(b)Period from February 1, 2000, commencement of operations to December 31,
   2000.



(c) Period from August 1, 2000, commencement of operations to December 31, 2000.


                                                                        Page A-3

APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.84% and 10.00%.

For illustration purposes, an average annual expense equal to 2.34%of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.34% includes: 1.25% for Mortality and Expense Risk, 0.15% for Administrative fee and an average of 0.94% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Fund Annual Expense table found in the front of this prospectus and is based on the total annual fund operating expenses with waivers or reductions applied. All portfolios, including those that may not be available until a later date, have been included in the average except for the Maturing Government Bond portfolios which are only available for contracts issued prior to May 1, 2000.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the Variable Annuity Account. For comparison purposes, a current fixed annuity income, available through the General Account is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a Life and 10 Year Certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. Upon request, we will provide a comparable illustration based on the proposed annuitant's date of birth, sex, annuity option, state of residence, type of funds, value of funds, and selected gross annual rate of return (not to exceed 12%).

     Page B-1

                         VARIABLE ANNUITY INCOME DETAIL


                              MULTIOPTION ACHIEVER




PREPARED FOR:             Client                     SEX: Male                 DATE OF
PRESENTED BY:             Minnesota Life             BIRTH: 06/01/1935
ANNUITIZATION OPTION:  10 Year Certain with Life     ANNUITY COMMENCEMENT:                 06/01/2000
                             Contingency             FUNDS:      Non-Qualified
LIFE EXPECTANCY:         20.0 (IRS) 18.1 (ML)        ISSUE STATE: MN
INITIAL MONTHLY INCOME: $663.26                      SINGLE PAYMENT RECEIVED:              $100,000.00
                                                     AMOUNT ALLOCATED TO VARIABLE:         $100,000.00



The monthly variable annuity income amount shown below assumes a constant annual investment return. The initial interest rate of 4.50% is the assumed rate used to calculate the first monthly payment. Thereafter, monthly payments will increase or decrease based upon the relationship between the initial interest rate and the performance of the sub-account(s) selected. The investment returns shown are hypothetical and not a representation of future returns.



                                                                               MONTHLY INCOME ASSUMING
                                                                                ANNUAL RATE OF RETURN
                                                                     --------------------------------------------
                                                 BEGINNING           0.00% GROSS     6.84% GROSS     10.00% GROSS
                    DATE                          OF YEAR     AGE    (-2.34% NET)    (4.50% NET)     (7.66% NET)
                    ----                         ---------    ---    ------------    -----------     ------------
June 01, 2000................................        1         65        663             663              663
June 01, 2001................................        2         66        620             663              683
June 01, 2002................................        3         67        579             663              704
June 01, 2003................................        4         68        541             663              725
June 01, 2004................................        5         69        506             663              747
June 01, 2006................................        7         71        442             663              793
June 01, 2008................................        9         73        386             663              842
June 01, 2010................................       11         75        337             663              893
June 01, 2012................................       13         77        294             663              948
June 01, 2014................................       15         79        257             663            1,007
June 01, 2016................................       17         81        225             663            1,068
June 01, 2018................................       19         83        196             663            1,134
June 01, 2020................................       21         85        171             663            1,203
June 01, 2022................................       23         87        150             663            1,277
June 01, 2024................................       25         89        131             663            1,356
June 01, 2026................................       27         91        114             663            1,439
June 01, 2028................................       29         93        100             663            1,527
June 01, 2030................................       31         95         87             663            1,621
June 01, 2032................................       33         97         76             663            1,721
June 01, 2035................................       36        100         62             663            1,882



IF YOU APPLIED THE AMOUNT OF YOUR PURCHASE PAYMENT ALLOCATED TO VARIABLE TO A FIXED ANNUITY ON THE QUOTATION DATE OF THIS ILLUSTRATION, YOUR FIXED ANNUITY INCOME WOULD BE $762.10.



Net rate of return reflects expenses totaling 2.34% which consist of the 1.25% Variable Annuity Account mortality and expense risk charge, 0.15% administrative fee and 0.94% for the fund management fee, other fund expenses, and distribution expenses (this is an average with the actual varying from 0.42% to 1.79%).



Minnesota Life MultiOption variable annuities are available through Securian Financial Services, Inc., Securities Dealer, Member NASD/SIPC. This illustration must be accompanied or preceded by the current prospectuses of the Variable Annuity account and each of the underlying funds. The prospectuses should be read carefully and retained for future reference.



 THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT A REPRESENTATION OF
                                FUTURE RESULTS.


                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.

                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY

                                                                   Page B-2

APPENDIX C -- TYPES OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the Contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of $2,000 or 100% of the owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS

Beginning January 1, 1997, certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer up to $6,000 (as increased for cost of living adjustments) as a percentage of compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from Simple IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased

     Page C-1
to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, contingent deferred sales charge and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered for service to state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

                                                                   Page C-2

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION


                                    FORM N-4




ITEM NUMBER             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
---------------------   ---------------------------------------------------------------------------
    15.                 Cover Page
    16.                 Cover Page
    17.                 Directors and Principal Management Officers of Minnesota Life
    18.                 Not applicable
    19.                 Not applicable
    20.                 Distribution of Contract
    21.                 Performance Data
    22.                 Not applicable
    23.                 Financial Statements



                              Variable Annuity Account
                ("Variable Annuity Account"), a Separate Account of

                          Minnesota Life Insurance Company
                                 ("Minnesota Life")
                              400 Robert Street North
                          St. Paul, Minnesota  55101-2098
                             Telephone:  1-800-362-3141

                        Statement of Additional Information

The date of this document and the Prospectus is: May 1, 2001

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

          Directors and Principal Management Officers of Minnesota Life Distribution of Contract
          Performance Data
          Auditors
          Registration Statement
          Financial Statements

           DIRECTORS AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA LIFE

     Directors                               Principal Occupation


Anthony L. Andersen                     Retired since November 1999, prior
                                        thereto Chair-Board of Directors, H. B.
                                        Fuller Company, St. Paul, Minnesota
                                        (Adhesive Products)

John F. Grundhofer                      Chairman, U.S. Bancorp, Minneapolis,
                                        Minnesota (Banking)

Robert E. Hunstad                       Executive Vice President,
                                        Minnesota Life Insurance Company

Dennis E. Prohofsky                     Executive Vice President, General
                                        Counsel and Secretary,
                                        Minnesota Life Insurance Company

Robert L. Senkler                       Chairman of the Board, President and
                                        Chief Executive Officer, Minnesota Life
                                        Insurance Company

Michael E. Shannon                      Retired since December 1999, prior
                                        thereto for more than five years
                                        Chairman, Chief Financial and
                                        Administrative Officer, Ecolab, Inc.,
                                        St. Paul, Minnesota (Develops and
                                        Markets Cleaning and Sanitizing
                                        Products)

William N. Westhoff                     Senior Vice President and Treasurer,
                                        Minnesota Life Insurance Company, since
                                        April 1998,  prior thereto from August
                                        1994 to October 1997, Senior Vice
                                        President, Global Investments, American
                                        Express Financial Corporation,
                                        Minneapolis, Minnesota

Frederick T. Weyerhaeuser               Retired since April 1998, prior thereto
                                        Chairman and Treasurer, Clearwater
                                        Investment Trust since May 1996, prior
                                        thereto for more than five years,
                                        Chairman, Clearwater Management Company,
                                        St. Paul, Minnesota (Financial
                                        Management)

Principal Officers (other than Directors)


               Name                           Position



          John F. Bruder                Senior Vice President

          Keith M. Campbell             Senior Vice President

          James E. Johnson              Senior Vice President

          Gregory S. Strong             Senior Vice President and Chief
                                        Financial Officer

          Terrence M. Sullivan          Senior Vice President

          Randy F. Wallake              Executive Vice President



All Directors who are not also officers of Minnesota Life have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by Minnesota Life for at least five years.


                              DISTRIBUTION OF CONTRACT

     The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of Securian Financial Services, Inc, ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter of the contracts. Securian Financial is a wholly-owned subsidiary of Advantus Capital Management, Inc., which in turn is a wholly-owned subsidiary of Minnesota Life. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the Advantus Series Fund, Inc. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Amounts paid by Minnesota Life to the underwriter for 2000, 1999, and 1998, were $16,138,258, $16,104,617, and $15,989,724 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. The underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25% of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee. Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life.

                                PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN

Average annual total return figures for the sub-accounts represent the rates of return for the sub-accounts for the specified periods ended December 31, 2000. For periods prior to the date of this Prospectus the figures will be based on the assumption that the contracts described herein were issued when the underlying Portfolios first became available to the Variable Annuity Account. Average annual total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period referenced and the net asset value of that same investment at the end of that period.




The average annual total return figures published by the Variable Annuity Account will reflect Minnesota Life's voluntary absorption of certain Fund expenses. For the period subsequent to March 9, 1987, Minnesota Life voluntarily absorbed the fees and expenses that exceeded .65% of the average daily net assets of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios of the Fund, .55% of the average daily net assets of the Index 500 Portfolio of the Fund, .90% of the average daily net assets of the Capital Appreciation and Small Company Growth Portfolios of the Fund and expenses that exceeded 1.00% of the average daily net assets of the International Stock Portfolio of the Fund exclusive of the advisory fee. For the period subsequent to May 2, 1994, Minnesota Life voluntarily absorbed fees and expenses that exceeded .90% of the average daily net assets of the Value Stock Portfolio and fees and expenses that exceeded .40% of the average daily net assets of the Maturing Government Bond Portfolios maturing in 2006 and 2010; and fees and expenses that exceeded .20% of the average daily net assets of the Maturing Government Bond Portfolio maturing in 2002. For the period subsequent to October 1, 1997, Minnesota Life has voluntarily agreed to absorb fees and expenses that exceed .55% of the average daily net assets of the Index 400 Mid-Cap Portfolio, .90% of the average daily net assets of the Small Company Value Portfolio, 1.25% of the average daily net assets of the Micro-Cap Growth Portfolio, .85% of the average daily net assets of the Macro-Cap Value Portfolio and expenses that exceed 1.00% of the average daily net assets of the Global Bond Portfolio of the Fund exclusive of the advisory fee. Subsequent to May 1, 1998, Minnesota Life has voluntarily absorbed fees and expenses that exceeded
 .40% of the average daily net assets of the Maturing Government Bond Portfolio maturing in 2002, and .90% of the average daily net assets of the Real Estate Securities Portfolio.



For the period January 1, 1999 through December 31, 1999, Minnesota Life voluntarily absorbed the following: Maturing Government Bond 2002 0.68%; Maturing Government Bond 2006 0.86%; Maturing Government Bond 2010 1.03%; Small Company Value 0.66%; Index 400 Mid- Cap 0.45%; Macro Cap Value 0.63%; Micro-Cap Growth 0.32%; Real Estate Securities 1.15%. Advantus Capital Management, Inc. ("Advantus Capital") intends to waive other fund expenses during the current fiscal year which exceed, as a percentage of average daily net assets, .15%, except for International Stock Portfolio and Global Bond Portfolio where it must exceed 1.00%. Prior to May 1, 2000, Minnesota Life voluntarily absorbed all fees and expenses that exceeded .55% of average daily net assets for the Index 400 Mid-Cap Portfolio, .90% of average daily net assets for the Small Company Value Portfolio and Real Estate Securities Portfolio, .40% of average daily net assets for each of the three Maturing Government Bond Portfolios, .85% of average daily net assets for the Macro-Cap Value Portfolio, and 1.25% of average daily net assets for the Micro-Cap Growth Portfolio. Effective May 1, 2000, Advantus Capital voluntarily absorbed all fees and expenses that exceeded .55% of average daily net assets for the Index 400 Mid-Cap Portfolio, 1.10% of average daily net assets for the Small Company Value Portfolio, 1.00% of average daily net assets for the Real Estate Securities Portfolio, .40% of average daily net assets for each of the three Maturing Government Bond Portfolios, 1.00% of average daily net assets for the Macro-Cap Value Portfolio, and 1.35% of average daily net assets for the Micro-Cap Growth Portfolio. There is no specified or minimum period of time during which Advantus Capital has agreed to continue its voluntary absorption of these expenses, and Advantus Capital may in its discretion cease its absorption of expenses at any time. Should Advantus Capital cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2000 are shown in the tables below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life not absorbed Fund expenses as described above.

                          AVERAGE ANNUAL TOTAL RETURN

                                        Year Ended            Five Years             Ten Years          From Inception      Date of
                                         12/31/00            Ended 12/31/00       Ended 12/31/00          to 12/31/00      Inception
                                         --------            --------------       --------------          -----------      ---------
Growth Sub-Account                 (-29.30%)   -29.30%     (13.66%)    13.66%   (12.73%)     12.73%      (n/a)      n/a     12/3/85

Bond Sub-Account                     (1.91%)     1.91%      (5.82%)     5.82%    (5.85%)      5.84%      (n/a)      n/a     12/3/85

Money Market Sub-Account            (-2.22%)    -2.22%      (3.06%)     3.06%    (2.96%)      3.09%      (n/a)      n/a     12/3/85

Asset Allocation Sub-Account       (-18.03%)   -18.03%      (9.31%)     9.31%   (10.42%)     10.42%      (n/a)      n/a     12/3/85

Mortgage Securities
  Sub-Account                        (3.17%)     3.17%      (4.85%)     4.85%    (6.43%)      6.44%      (n/a)      n/a      6/1/87

Index 500 Sub-Account              (-17.03%)   -17.03%     (15.59%)    15.59%   (15.24%)     15.25%      (n/a)      n/a      6/1/87

Capital Appreciation
  Sub-Account                      (-17.79%)   -17.79%     (14.62%)    14.62%   (14.47%)     14.49%      (n/a)      n/a      6/1/87

International Stock
  Sub-Account                       (-6.97%)    -6.97%      (9.85%)     9.85%      (n/a)       n/a    (10.45%)    10.46%     5/1/92

Small Company Growth               (-18.89%)   -18.89%      (6.44%)     6.44%      (n/a)       n/a    (10.93%)    10.93%     5/3/93
  Sub-Account

Maturing Government Bond
  2002 Sub-Account                   (-.87%)     -.15%      (2.66%)     3.38%      (n/a)       n/a     (5.10%)     5.89%     5/2/94

Maturing Government Bond
  2006 Sub-Account                   (5.90%)     6.94%      (3.33%)     4.24%      (n/a)       n/a     (6.71%)     7.74%     5/2/94

Maturing Government Bond
  2010 Sub-Account                  (11.10%)    12.59%      (3.38%)     4.86%      (n/a)       n/a     (7.13%)     8.92%     5/2/94

Value Stock Sub-Account             (-9.36%)    -9.36%      (7.78%)     7.78%      (n/a)       n/a    (10.88%)    10.93%     5/2/94

Small Company Value
  Sub-Account                       (18.79%)    19.14%        (n/a)      n/a       (n/a)       n/a     (1.95%)     2.34%    10/1/97

Global Bond Sub-Account             (-6.37%)    -6.37%        (n/a)      n/a       (n/a)       n/a     (-.32%)     -.32%    10/1/97

Index 400 Mid-Cap
  Sub-Account                        (7.15%)     7.36%        (n/a)      n/a       (n/a)       n/a    (11.79%)    12.08%    10/1/97

Macro-Cap Value
  Sub-Account                      (-14.97%)   -14.69%        (n/a)      n/a       (n/a)       n/a    (16.65%)    17.27%   10/15/97

Micro-Cap Growth
  Sub-Account                      (-28.57%)   -28.53%        (n/a)      n/a       (n/a)       n/a    (19.33%)    19.71%    10/1/97

Real Estate Securities
  Sub-Account                       (15.88%)    16.79%        (n/a)      n/a       (n/a)       n/a    (-3.44%)    -2.53%     5/1/98

Templeton Developing
  Markets Class Securities
  Class 2 Sub-Account              (-39.37%)   -39.37%      (n/a)      n/a       (n/a)       n/a    (-19.21%)   -19.21%    10/1/97

Fidelity VIP ContraFund
  Service Class 2 Sub-Account          (n/a)      n/a       (n/a)      n/a       (n/a)       n/a    (-12.12%)   -12.12%     2/1/00

Fidelity VIP Mid Cap
  Service Class 2 Sub-Account          (n/a)      n/a       (n/a)      n/a       (n/a)       n/a    (19.49%)     19.49%     2/1/00

Fidelity VIP Equity-Income
  Service Class 2 Sub-Account          (n/a)      n/a       (n/a)      n/a       (n/a)       n/a     (4.67%)      4.67%     2/1/00

Janus Aspen Capital Appreciation
  Service Shares Sub-Account           (n/a)      n/a       (n/a)      n/a       (n/a)       n/a   (-24.40%)    -24.40%     2/1/00

Janus Aspen International Growth
  Service Shares Sub-Account           (n/a)      n/a       (n/a)      n/a       (n/a)       n/a   (-23.72%)    -23.72%     2/1/00

Franklin Small Cap Class 2
  Sub-Account                          (n/a)      n/a       (n/a)      n/a       (n/a)       n/a   (-25.83%)    -25.83%     8/1/00

Templeton Asset Strategy Class 2
  Sub-Account                          (n/a)      n/a       (n/a)      n/a       (n/a)       n/a    (-9.49%)     -9.49%     8/1/00

Credit Suisse Warburg Pincus Global
  Post-Venture Capital Sub-Account     (n/a)      n/a       (n/a)      n/a       (n/a)       n/a   (-31.45%)    -31.45%     8/1/00


The average annual total return figures described above may be accompanied by other average annual total return quotations which do not reflect the deduction of any deferred sales charges or contract fees. Such other average annual total return figures will be calculated as described above, except that the initial $1,000 investment will be equated to that same investment's net asset value, rather than its surrender value, at the end of the period. The average annual rates of return, as thus calculated, for the Sub-Accounts of the contracts described in the Prospectus for the specified periods ended December 31, 2000, are shown in the table below. A deferred sales charge has been applied to the initial payment; no additional 'free' amounts have been deducted. The figures in parentheses show what the average annual rates of return, without the application of applicable deferred sales charges or contract fees, would have been had Minnesota Life not absorbed Fund expenses as described above.


                                                                                                From underlying    Date of
                                 Year Ended           Five Years            Ten Years           fund Inception   Inception of
                                  12/31/00          Ended 12/31/00       Ended 12/31/00           to 12/31/00     subaccount
                                  --------          --------------       --------------           -----------     ---------

Growth Sub-Account            (-22.92%)  -22.92%     (14.04%)    14.04%  (12.73%)    12.73%       (n/a)       n/a    12/3/85

Bond Sub-Account                (8.91%)    8.91%      (3.67%)     3.67%   (6.30%)     6.31%       (n/a)       n/a    12/3/85

Money Market Sub-Account        (4.46%)    4.46%      (3.66%)     3.66%   (3.03%)     3.16%       (n/a)       n/a    12/3/85

Asset Allocation
  Sub-Account                 (-11.65%)  -11.65%      (9.76%)     9.76%  (10.42%)    10.42%       (n/a)       n/a    12/3/85

Mortgage Securities
  Sub-Account                  (10.25%)   10.25%      (5.42%)     5.42%   (6.45%)     6.46%       (n/a)       n/a     6/1/87

Index 500 Sub-Account         (-10.65%)  -10.65%     (15.94%)    15.94%  (15.25%)    15.26%       (n/a)       n/a     6/1/87

Capital Appreciation
  Sub-Account                 (-11.41%)  -11.41%     (14.98%)    14.98%  (14.49%)    14.47%       (n/a)       n/a     6/1/87

International Stock
  Sub-Account                   (-.59%)    -.59%     (10.29%)    10.29%     (n/a)      n/a     (10.49%)    10.48%     5/1/92

Small Company Growth
  Sub-Account                 (-12.52%)  -12.52%      (6.96%)     6.96%     (n/a)      n/a     (10.95%)    10.95%     5/3/93

Maturing Government Bond
  2002 Sub-Account              (5.98%)    6.70%      (3.25%)     3.97%     (n/a)      n/a      (5.35%)     6.14%     5/2/94

Maturing Government Bond
  2006 Sub-Account             (12.98%)   14.02%      (3.90%)     4.81%     (n/a)      n/a      (6.94%)     7.97%     5/2/94

Maturing Government Bond
  2010 Sub-Account             (18.18%)   19.67%      (3.95%)     5.43%     (n/a)      n/a      (7.35%)     9.14%     5/2/94

Value Stock Sub-Account        (-2.98%)   -2.98%      (8.24%)     8.24%     (n/a)      n/a     (11.06%)    11.11%     5/2/94

Small Company Value
  Sub-Account                  (25.87%)   26.22%        (n/a)      n/a      (n/a)      n/a      (3.47%)     3.86%    10/1/97

Global Bond Sub-Account          (.01%)     .01%        (n/a)      n/a      (n/a)      n/a      (1.18%)     1.18%    10/1/97

Index 400 Mid-Cap
  Sub-Account                  (14.23%)   14.44%        (n/a)      n/a      (n/a)      n/a     (13.02%)    13.31%    10/1/97

Macro-Cap Value
  Sub-Account                  (-8.59%)   -8.31%        (n/a)      n/a      (n/a)      n/a     (17.73%)    18.35%   10/15/97

Micro-Cap Growth
  Sub-Account                 (-22.19%)  -22.14%        (n/a)      n/a      (n/a)      n/a     (20.40%)    20.78%    10/1/97

Real Estate Securities
  Sub-Account                  (22.96%)   23.87%        (n/a)      n/a      (n/a)      n/a     (-1.29%)     -.38%     5/1/98

Templeton Developing
  Markets Securities Class 2
  Sub-Account                 (-32.99%)  -32.99%        (n/a)      n/a      (n/a)      n/a    (-16.93%)   -16.93%    10/1/97

Fidelity VIP ContraFund
  Service Class 2 Sub-Account     (n/a)     n/a         (n/a)      n/a      (n/a)      n/a     (-5.82%)    -5.82%     2/1/00

Fidelity VIP Mid Cap
  Service Class 2 Sub-Account     (n/a)     n/a         (n/a)      n/a      (n/a)      n/a     (26.49%)    26.49%     2/1/00

Fidelity VIP Equity-Income
  Service Class 2 Sub-Account     (n/a)     n/a         (n/a)      n/a      (n/a)      n/a     (11.67%)    11.67%     2/1/00

Janus Aspen Capital Appreciation
  Service Shares Sub-Account      (n/a)     n/a         (n/a)      n/a      (n/a)      n/a    (-18.10%)   -18.10%     2/1/00

Janus Aspen International Growth
  Service Shares Sub-Account      (n/a)     n/a         (n/a)      n/a      (n/a)      n/a    (-17.42%)   -17.42%     2/1/00

Franklin Small Cap Class 2
  Sub-Account                     (n/a)     n/a         (n/a)      n/a      (n/a)      n/a    (-19.53%)   -19.53%     8/1/00

Templeton Asset Strategy Class 2
  Sub-Account                     (n/a)     n/a         (n/a)      n/a      (n/a)      n/a     (-3.19%)    -3.19%     8/1/00

Credit Suisse Warburg Pincus
  Global Post-Venture Capital
  Sub-Account                     (n/a)     n/a         (n/a)      n/a      (n/a)      n/a    (-25.15%)   -25.15%     8/1/00

CURRENT YIELD FIGURES FOR MONEY MARKET SUB-ACCOUNT

Current annualized yield quotations for the Money Market Sub-Account are based on the Sub-Account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The Variable Annuity Account may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day period ended December 31, 2000 were 5.47% and 5.62%, respectively. Such figures reflect the voluntary absorption of certain expenses of Advantus Series Fund, Inc. (the "Fund") by Minnesota Life described below under "Total Return Figures for All Sub-Accounts." Yield figures quoted by the Money Market Sub-Account will not reflect the deduction of any applicable deferred sales charges (the deferred sales charge, as a percentage of the accumulation value withdrawn, begins as of the contract date at 7% for the flexible payment contract), or the deduction of any applicable contract fees (the contract fee is the lesser of 2% of the accumulation value or $30. It is taken generally from contracts with values of less than $50,000).


TOTAL RETURN FIGURES FOR ALL SUB-ACCOUNTS

Cumulative total return quotations for Sub-Accounts represent the total return for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement. Therefore, for periods prior to the date of that this Contract was available the quotations will be based on the assumption that the contracts described herein were issued when the underlying Portfolios first commenced operations (that is, the date the underlying fund became effective). Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period referenced and the net asset value of that same investment at the end of that period. Such quotations of cumulative total return will not reflect the deduction of any applicable deferred sales charges, or any applicable contract fees.



The cumulative total return figures published by the Variable Annuity Account relating to the contract described in the Prospectus will reflect Minnesota Life's voluntary absorption of certain Fund expenses described below. The cumulative total returns from the sub-accounts for the specified periods ended December 31, 2000 are shown in the table below. The figures in parentheses show what the cumulative total returns would have been had Minnesota Life not absorbed Fund expenses as described.



Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one year period, five year period, ten year period or since the inception of the corresponding Fund Portfolios. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The surrender value will reflect the deduction of any deferred sales charge and contract fee applicable to the contract payments and to the length of the period the payments remain in the contract. For the purposes of these calculations, an average contract size of $45,000 is assumed and the deductions of annual contract fees equivalent to .08% of ending contract value are included in all surrender values. The average annual total return figures published by the Variable Annuity Account will reflect Minnesota Life's voluntary absorption of certain Fund expenses, described below. The figures in parentheses show what the average annual total returns would have been had Minnesota Life not absorbed Fund expenses as described.

                             CUMULATIVE TOTAL RETURN

                                                       FROM INCEPTION                    DATE OF
                                                         TO 12/31/00                    INCEPTION
                                                       --------------                   ---------
Growth Sub-Account                                (376.37%)          381.06%              12/3/85

Bond Sub-Account                                  (150.22%)          151.62%              12/3/85

Money Market Sub-Account                           (74.10%)           77.32%              12/3/85

Asset Allocation Sub-Account                      (280.59%)          281.50%              12/3/85

Mortgage Securities Sub-Account                   (146.44%)          146.94%               6/1/87

Index 500 Sub-Account                             (393.82%)          395.44%               6/1/87

Capital Appreciation Sub-Account                  (390.27%)          396.10%               6/1/87

International Stock Sub-Account                   (137.14%)          137.21%               5/1/92

Small Company Growth Sub-Account                  (121.82%)          121.83%               5/3/93

Maturing Government Bond
     2002 Sub-Account                              (46.12%)           48.82%               5/2/94

Maturing Government Bond
     2006 Sub-Account                              (61.91%)           66.73%               5/2/94

Maturing Government Bond
     2010 Sub-Account                              (69.28%)           79.19%               5/2/94

Value Stock Sub-Account                           (101.50%)          101.83%               5/2/94

Small Company Value Sub-Account                    (12.89%)           13.10%              10/1/97

Global Bond Sub-Account                             (3.88%)            3.88%              10/1/97

Index 400 Mid-Cap Sub-Account                      (49.56%)           50.14%              10/1/97

Macro-Cap Value Sub-Account                        (13.66%)           14.01%             10/15/97

Micro-Cap Growth Sub-Account                       (83.83%)           84.80%              10/1/97

Real Estate Securities Sub-Account                 (-1.05%)           -1.02%               5/1/98

Templeton Developing Markets Securities
 Class 2 Sub-Account                              (-45.29%)          -45.29%              10/1/97

Fidelity VIP ContraFund Service Class 2
  Sub-Account                                      (-5.82%)           -5.82%               2/1/00

Fidelity VIP Mid Cap Service Class 2
  Sub-Account                                      (26.49%)           26.49%               2/1/00

Fidelity VIP Equity-Income Service Class 2
  Sub-Account                                      (11.67%)           11.67%               2/1/00

Janus Aspen Capital Appreciation
  Service Shares Sub-Account                      (-18.10%)          -18.10%               2/1/00

Janus Aspen International Growth
  Service Shares Sub-Account                      (-17.42%)          -17.42%               2/1/00

Franklin Small Cap Class 2 Sub-Account            (-19.53%)          -19.53%               8/1/00

Templeton Asset Strategy Class 2
  Sub-Account                                      (-3.19%)           -3.19%               8/1/00

Credit Suisse Warburg Pincus Global
  Post-Venture Capital Sub-Account                (-25.15%)          -25.15%               8/1/00

PREDICTABILITY OF RETURN

ANTICIPATED VALUE AT MATURITY. The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

Each Maturing Government Bond Portfolio of the Fund consists primarily of zero-coupon bonds but is actively managed to accommodate contract owner activity and to take advantage of perceived market opportunities. Because of this active management approach, there is no guarantee that a certain price per share of a Maturing Government Bond Portfolio, or a certain price per unit of the corresponding Sub-Account, will be attained by the time a Portfolio is liquidated. Instead, the Fund attempts to track the price behavior of a directly held zero-coupon bond by:

     (1) Maintaining a weighted average maturity within each Maturing Government Bond Portfolio's target maturity year;

     (2) Investing at least 90% of assets in securities that mature within one year of that Portfolio's target maturity year;

     (3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

     (4)  Under normal conditions, maintaining a nominal cash balance;

     (5) Executing portfolio transactions necessary to accommodate net contract owner purchases or redemptions on a daily basis; and

     (6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable Minnesota Life to calculate an anticipated value at maturity (AVM) for each unit of a Maturing Government Bond Sub-Account, calculated as of the date of purchase of such unit, that approximates the price per unit that such unit will achieve by the weighted average maturity date of the underlying Portfolio. The AVM calculation for each Maturing Government Bond Sub-Account is as follows:

                                                  2T
                                 AVM = P(1 + AGR/2)

where P = the Sub-Account's current price per unit; T = the Sub-Account's weighted average term to maturity in years; and AGR = the anticipated growth rate.

This calculation assumes an expense ratio and a portfolio composition for the underlying Maturing Government Bond Portfolio that remain constant for the life of such Portfolio. Because the Portfolio's expenses and composition do not remain constant, however, Minnesota Life may calculate AVM for each Maturing Government Bond Sub-Account on any day on which the underlying Maturing Government Bond Portfolio is valued. Such an AVM is applicable only to units purchased on that date.

In addition to the measures described above, which the adviser believes are adequate to assure close correspondence between the price behavior of each Portfolio and the price behavior of directly held zero-coupon bonds with comparable maturities, the Fund expects that each Portfolio will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities within two to four years of its target maturity year. This expectation may be altered if the market supply of zero-coupon securities diminishes unexpectedly.

ANTICIPATED GROWTH RATE. Minnesota Life calculates an anticipated growth rate
(AGR) for each Maturing Government Bond Sub-Account on each day on which the underlying Portfolio is valued. AGR is a calculation of the anticipated annualized rate of growth for a Sub-Account unit, calculated from the date of purchase of such unit to the Sub-Account's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that each underlying Maturing Government Bond Portfolio expense ratio and portfolio composition will remain constant. Each Maturing Government Bond Sub-Account AGR changes from day to day (i.e., a particular AGR calculation is applicable only to units purchased on that date), due primarily to changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the underlying Portfolio.

Minnesota Life expects that a contract owner who holds specific units until the underlying Portfolio's weighted average maturity date will realize an investment return and maturity value on those units that do not differ substantially from the AGR and AVM calculated on the day such units were purchased. The AGR and AVM calculated with respect to units purchased on any other date, however, may be materially different. The Maturing Government Bond portfolios are available only to contracts issued prior to May 1, 2000.

                                      AUDITORS


The consolidated financial statements of Minnesota Life and the Variable Annuity Account included herein have been audited by KPMG LLP, 4200 Wells Fargo
Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.



                               REGISTRATION STATEMENT


We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                          INDEPENDENT AUDITORS' REPORT




The Board of Trustees of Minnesota Life Insurance Company and
    Contract Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Markets, Templeton Asset Strategy, Franklin Small Cap, Fidelity VIP Mid Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth and Warburg Pincus Global Post-Venture Capital Segregated Sub-Accounts of Variable Annuity Account (the Account), as of December 31, 2000 and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2000 were confirmed to us by the respective sub-account mutual fund, or, for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Markets, Templeton Asset Strategy, Franklin Small Cap, Fidelity VIP Mid Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth and Warburg Pincus Global Post-Venture Capital Segregated Sub-Accounts of Variable Annuity Account at December 31, 2000 and the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP


Minneapolis, Minnesota
February 23, 2001

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2000

                                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                                            ----------------------------------------
                                                                                                                            MONEY
                                    ASSETS                                                     GROWTH          BOND         MARKET
                                    ------                                                  ------------   -----------   -----------
Investments in shares of Advantus Series Fund, Inc.:
  Growth Portfolio, 99,085,891 shares at net asset value of $2.52 per share
     (cost $237,702,769) ................................................................   $250,151,784          --            --
  Bond Portfolio, 98,022,778 shares at net asset value of $1.22 per share
     (cost $120,632,094) ................................................................           --     119,883,733          --
  Money Market Portfolio, 53,990,221 shares at net asset value of $1.00 per share
     (cost $53,990,221) .................................................................           --            --      53,990,221
  Asset Allocation Portfolio, 238,843,868 shares at net asset value of $2.00 per share
     (cost $454,019,731) ................................................................           --            --            --
  Mortgage Securities Portfolio, 84,364,076 shares at net asset value of $1.22 per share
     (cost $98,072,825) .................................................................           --            --            --
  Index 500 Portfolio, 89,879,986 shares at net asset value of $4.05 per share
     (cost $283,346,512) ................................................................           --            --            --
  Capital Appreciation Portfolio, 78,615,878 shares at net asset value of $3.06 per share
     (cost $202,429,405) ................................................................           --            --            --
                                                                                            ------------   -----------   -----------

                                                                                             250,151,784   119,883,733    53,990,221

Receivable for investments sold .........................................................        251,082       135,015     1,634,654
Receivable from Minnesota Life for contract purchase payments ...........................        243,312       238,107     1,349,516
                                                                                            ------------   -----------   -----------

            Total assets ................................................................    250,646,178   120,256,855    56,974,390
                                                                                            ------------   -----------   -----------

                                  LIABILITIES
                                  -----------

Payable for investments purchased .......................................................        243,312       238,107     1,349,516
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ......................................................        251,082       135,015     1,634,654
                                                                                            ------------   -----------   -----------

            Total liabilities ...........................................................        494,394       373,122     2,984,170
                                                                                            ------------   -----------   -----------

            Net assets applicable to annuity contract owners ............................   $250,151,784   119,883,733    53,990,221
                                                                                            ============   ===========   ===========

                            CONTRACT OWNERS' EQUITY
                            -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) .......................   $228,688,707   106,339,013    37,186,473
Contracts in accumulation period (MultiOption Classic/Achiever) .........................     10,793,058     7,192,973    14,447,095
Contracts in accumulation period (MegAnnuity) ...........................................      8,063,409     4,526,452     2,223,897
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...........      2,301,000     1,464,555        90,666
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .............        199,821       330,315        42,090
Contracts in annuity payment period (Megannuity) (note 2) ...............................        105,789        30,425          --
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ................           --            --            --
                                                                                            ------------   -----------   -----------

            Total contract owners' equity ...............................................   $250,151,784   119,883,733    53,990,221
                                                                                            ============   ===========   ===========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .........................     44,741,308    40,948,594    20,332,821
                                                                                            ============   ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...........................     11,996,641     6,623,899    13,677,970
                                                                                            ============   ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .............................................      1,951,844     1,676,462     1,127,967
                                                                                            ============   ===========   ===========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ..................   $       5.11          2.60          1.83
                                                                                            ============   ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ....................   $       0.90          1.09          1.06
                                                                                            ============   ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ......................................   $       4.13          2.70          1.97
                                                                                            ============   ===========   ===========

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                            --------------------------
                                                                                               ASSET        MORTGAGE
                                    ASSETS                                                  ALLOCATION     SECURITIES
                                    ------                                                  -----------   -----------
Investments in shares of Advantus Series Fund, Inc.:
  Growth Portfolio, 99,085,891 shares at net asset value of $2.52 per share
     (cost $237,702,769) ................................................................          --            --
  Bond Portfolio, 98,022,778 shares at net asset value of $1.22 per share
     (cost $120,632,094) ................................................................          --            --
  Money Market Portfolio, 53,990,221 shares at net asset value of $1.00 per share
     (cost $53,990,221) .................................................................          --            --
  Asset Allocation Portfolio, 238,843,868 shares at net asset value of $2.00 per share
     (cost $454,019,731) ................................................................   477,487,171          --
  Mortgage Securities Portfolio, 84,364,076 shares at net asset value of $1.22 per share
     (cost $98,072,825) .................................................................          --     102,774,199
  Index 500 Portfolio, 89,879,986 shares at net asset value of $4.05 per share
     (cost $283,346,512) ................................................................          --            --
  Capital Appreciation Portfolio, 78,615,878 shares at net asset value of $3.06 per share
     (cost $202,429,405) ................................................................          --            --
                                                                                            -----------   -----------

                                                                                            477,487,171   102,774,199

Receivable for investments sold .........................................................       259,835       121,071
Receivable from Minnesota Life for contract purchase payments ...........................        73,730       200,499
                                                                                            -----------   -----------

            Total assets ................................................................   477,820,736   103,095,769
                                                                                            -----------   -----------

                                  LIABILITIES
                                  -----------

Payable for investments purchased .......................................................        73,730       200,499
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ......................................................       259,835       121,071
                                                                                            -----------   -----------

            Total liabilities ...........................................................       333,565       321,570
                                                                                            -----------   -----------

            Net assets applicable to annuity contract owners ............................   477,487,171   102,774,199
                                                                                            ===========   ===========

                            CONTRACT OWNERS' EQUITY
                            -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) .......................   441,614,790    89,611,485
Contracts in accumulation period (MultiOption Classic/Achiever) .........................    20,838,929    10,143,432
Contracts in accumulation period (MegAnnuity) ...........................................     7,723,880     1,807,518
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...........     6,702,539     1,143,203
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .............       129,558        68,561
Contracts in annuity payment period (Megannuity) (note 2) ...............................       477,475          --
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ................          --            --
                                                                                            -----------   -----------

            Total contract owners' equity ...............................................   477,487,171   102,774,199
                                                                                            ===========   ===========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .........................   110,523,979    35,322,437
                                                                                            ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...........................    21,254,044     9,161,060
                                                                                            ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .............................................     2,021,087       623,691
                                                                                            ===========   ===========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ..................          4.00          2.54
                                                                                            ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ....................          0.98          1.11
                                                                                            ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ......................................          3.82          2.90
                                                                                            ===========   ===========

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                                            --------------------------
                                                                                               INDEX        CAPITAL
                                    ASSETS                                                      500       APPRECIATION
                                    ------                                                  -----------   ------------
Investments in shares of Advantus Series Fund, Inc.:
  Growth Portfolio, 99,085,891 shares at net asset value of $2.52 per share
     (cost $237,702,769) ................................................................          --            --
  Bond Portfolio, 98,022,778 shares at net asset value of $1.22 per share
     (cost $120,632,094) ................................................................          --            --
  Money Market Portfolio, 53,990,221 shares at net asset value of $1.00 per share
     (cost $53,990,221) .................................................................          --            --
  Asset Allocation Portfolio, 238,843,868 shares at net asset value of $2.00 per share
     (cost $454,019,731) ................................................................          --            --
  Mortgage Securities Portfolio, 84,364,076 shares at net asset value of $1.22 per share
     (cost $98,072,825) .................................................................          --            --
  Index 500 Portfolio, 89,879,986 shares at net asset value of $4.05 per share
     (cost $283,346,512) ................................................................   363,618,308          --
  Capital Appreciation Portfolio, 78,615,878 shares at net asset value of $3.06 per share
     (cost $202,429,405) ................................................................          --     240,697,829
                                                                                            -----------   -----------

                                                                                            363,618,308   240,697,829

Receivable for investments sold .........................................................       231,700       138,772
Receivable from Minnesota Life for contract purchase payments ...........................       121,033        16,371
                                                                                            -----------   -----------

            Total assets ................................................................   363,971,041   240,852,972
                                                                                            -----------   -----------

                                  LIABILITIES
                                  -----------

Payable for investments purchased .......................................................       121,033        16,371
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ......................................................       231,700       138,772
                                                                                            -----------   -----------

            Total liabilities ...........................................................       352,733       155,143
                                                                                            -----------   -----------

            Net assets applicable to annuity contract owners ............................   363,618,308   240,697,829
                                                                                            ===========   ===========

                            CONTRACT OWNERS' EQUITY
                            -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) .......................   293,727,245   223,375,429
Contracts in accumulation period (MultiOption Classic/Achiever) .........................    16,603,532     5,949,415
Contracts in accumulation period (MegAnnuity) ...........................................    14,950,885     8,805,841
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...........     4,049,765     2,360,855
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .............       447,295       139,967
Contracts in annuity payment period (Megannuity) (note 2) ...............................        82,851        66,322
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ................    33,756,735          --
                                                                                            -----------   -----------

            Total contract owners' equity ...............................................   363,618,308   240,697,829
                                                                                            ===========   ===========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .........................    57,419,887    43,737,791
                                                                                            ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...........................    17,088,669     5,285,592
                                                                                            ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .............................................     2,896,379     1,702,320
                                                                                            ===========   ===========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ..................          5.12          5.11
                                                                                            ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ....................          0.97          1.13
                                                                                            ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ......................................          5.16          5.17
                                                                                            ===========   ===========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2000

                                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                                            ----------------------------------------

                                                                                                               SMALL     GOVERNMENT
                                                                                            INTERNATIONAL     COMPANY       BOND
                                    ASSETS                                                      STOCK         GROWTH        2002
                                    ------                                                  ------------   -----------   ----------
Investments in shares of Advantus Series Fund, Inc.:
  International Stock Portfolio, 115,793,651 shares at net asset value of $1.76 per share
     (cost $182,198,642) ................................................................   $204,080,280          --          --
  Small Company Growth Portfolio, 70,321,396 shares at net asset value of $2.05 per share
     (cost $120,915,215) ................................................................           --     143,956,181        --
  Maturing Government Bond 2002 Portfolio, 7,961,149 shares at net asset value of $1.08
     per share (cost $8,633,159) ........................................................           --            --     8,579,902
  Maturing Government Bond 2006 Portfolio, 5,430,427 shares at net asset value of $1.18
     per share (cost $6,301,850) ........................................................           --            --          --
  Maturing Government Bond 2010 Portfolio, 4,086,767 shares at net asset value of $1.35
     per share (cost $5,084,700) ........................................................           --            --          --
  Value Stock  Portfolio, 64,322,790 shares at net asset value of $1.67 per share
     (cost $105,518,603) ................................................................           --            --          --
                                                                                            ------------   -----------   ---------
                                                                                             204,080,280   143,956,181   8,579,902

Receivable for investments sold .........................................................         76,660       166,445         345
Receivable from Minnesota Life for contract purchase payments ...........................         50,390       249,864         271
                                                                                            ------------   -----------   ---------

            Total assets ................................................................    204,207,330   144,372,490   8,580,518
                                                                                            ------------   -----------   ---------

                                  LIABILITIES
                                  -----------

Payable for investments purchased .......................................................         50,390       249,864         271
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ......................................................         76,660       166,445         345
                                                                                            ------------   -----------   ---------

            Total liabilities ...........................................................        127,050       416,309         616
                                                                                            ------------   -----------   ---------

            Net assets applicable to annuity contract owners ............................   $204,080,280   143,956,181   8,579,902
                                                                                            ============   ===========   =========

                            CONTRACT OWNERS' EQUITY
                            -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) .......................   $189,481,603   130,749,981   6,530,710
Contracts in accumulation period (MultiOption Classic/Achiever) .........................      6,636,900     6,884,779     301,359
Contracts in accumulation period (MegAnnuity) ...........................................      5,342,650     4,368,444   1,728,173
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...........      2,355,133     1,889,053      19,660
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .............         55,418        46,051        --
Contracts in annuity payment period (Megannuity) (note 2) ...............................        208,576        17,873        --
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ................           --            --          --
                                                                                            ------------   -----------   ---------

            Total contract owners' equity ...............................................   $204,080,280   143,956,181   8,579,902
                                                                                            ============   ===========   =========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .........................     78,843,583    58,341,477   4,447,621
                                                                                            ============   ===========   =========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...........................      6,236,385     5,613,218     282,271
                                                                                            ============   ===========   =========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .............................................      2,057,811     1,829,887   1,093,638
                                                                                            ============   ===========   =========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ..................   $       2.40          2.24        1.47
                                                                                            ============   ===========   =========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ....................   $       1.06          1.23        1.07
                                                                                            ============   ===========   =========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ......................................   $       2.60          2.39        1.58
                                                                                            ============   ===========   =========

                                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                                            ----------------------------------------
                                                                                            MATURING     MATURING
                                                                                           GOVERNMENT   GOVERNMENT
                                                                                              BOND         BOND          VALUE
                                    ASSETS                                                    2006         2010          STOCK
                                    ------                                                  ---------   -----------   -----------
Investments in shares of Advantus Series Fund, Inc.:
  International Stock Portfolio, 115,793,651 shares at net asset value of $1.76 per share
     (cost $182,198,642) ................................................................        --            --            --
  Small Company Growth Portfolio, 70,321,396 shares at net asset value of $2.05 per share
     (cost $120,915,215) ................................................................        --            --            --
  Maturing Government Bond 2002 Portfolio, 7,961,149 shares at net asset value of $1.08
     per share (cost $8,633,159) ........................................................        --            --            --
  Maturing Government Bond 2006 Portfolio, 5,430,427 shares at net asset value of $1.18
     per share (cost $6,301,850) ........................................................   6,427,154          --            --
  Maturing Government Bond 2010 Portfolio, 4,086,767 shares at net asset value of $1.35
     per share (cost $5,084,700) ........................................................        --       5,512,842          --
  Value Stock  Portfolio, 64,322,790 shares at net asset value of $1.67 per share
     (cost $105,518,603) ................................................................        --            --     107,444,763
                                                                                            ---------   -----------   -----------

                                                                                            6,427,154     5,512,842   107,444,763

Receivable for investments sold .........................................................         305           264        79,931
Receivable from Minnesota Life for contract purchase payments ...........................         303           123        35,764
                                                                                            ---------   -----------   -----------
            Total assets ................................................................   6,427,762     5,513,229   107,560,458
                                                                                            ---------   -----------   -----------

                                  LIABILITIES
                                  -----------

Payable for investments purchased .......................................................         303           123        35,764
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ......................................................         305           264        79,931
                                                                                            ---------   -----------   -----------

            Total liabilities ...........................................................         608           387       115,695
                                                                                            ---------   -----------   -----------

            Net assets applicable to annuity contract owners ............................   6,427,154     5,512,842   107,444,763
                                                                                            =========   ===========   ===========

                            CONTRACT OWNERS' EQUITY
                            -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) .......................   5,355,814     4,416,705   100,500,394
Contracts in accumulation period (MultiOption Classic/Achiever) .........................     305,008       569,201     3,280,972
Contracts in accumulation period (MegAnnuity) ...........................................     401,284       201,378     2,104,532
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...........     331,665       325,558     1,520,314
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .............        --            --          21,369
Contracts in annuity payment period (Megannuity) (note 2) ...............................      33,383          --          17,182
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ................        --            --            --
                                                                                            ---------   -----------   -----------

            Total contract owners' equity ...............................................   6,427,154     5,512,842   107,444,763
                                                                                            =========   ===========   ===========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .........................   3,285,116     2,534,718    48,857,170
                                                                                            =========   ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...........................     270,313       484,046     3,354,458
                                                                                            =========   ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .............................................     228,730       107,403       950,706
                                                                                            =========   ===========   ===========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ..................        1.63          1.74          2.06
                                                                                            =========   ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ....................        1.13          1.18          0.98
                                                                                            =========   ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ......................................        1.75          1.87          2.21
                                                                                            =========   ===========   ===========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2000

                                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                                            --------------------------------------
                                                                                               SMALL
                                                                                              COMPANY       GLOBAL      INDEX 400
                                    ASSETS                                                     VALUE         BOND        MID-CAP
                                    ------                                                  -----------   ----------   ----------
Investments in shares of Advantus Series Fund, Inc.:
  Small Company Value Portfolio, 14,436,351 shares at net asset value of $1.16 per share
     (cost $13,952,491) .................................................................   $16,728,288         --           --
  Global Bond Portfolio, 36,561,686 shares at net asset value of $.95 per share
     (cost $36,114,062) .................................................................          --     34,615,591         --
  Index Mid-Cap 400 Portfolio, 18,188,716 shares at net asset value of $1.22 per share
     (cost $21,058,132) .................................................................          --           --     22,108,565
  Macro-Cap Value Portfolio, 19,239,942 shares at net asset value of $1.06 per share
     (cost $21,417,449) .................................................................          --           --           --
  Micro-Cap Growth Portfolio, 21,262,268 shares at net asset value of $1.75 per share
     (cost $40,725,838) .................................................................          --           --           --
  Real Estate Securities Portfolio, 8,893,577 shares at net asset value of $.90 per share
     (cost $8,188,161) ..................................................................          --           --           --
Investment in shares of Franklin Templeton Variable Insurance Products Trust:
  Templeton Developing Markets Fund -- Class 2,  1,708,093 shares at net asset value
     of  $5.22 per share (cost $11,066,067) .............................................          --           --           --
  Templeton Asset Strategy Fund -- Class 2,  10,030 shares at net asset value
     of  $19.13 per share (cost $187,457) ...............................................          --           --           --
                                                                                            -----------   ----------   ----------
                                                                                             16,728,288   34,615,591   22,108,565

Receivable for investments sold .........................................................        20,663       58,150       25,122
Receivable from Minnesota Life for contract purchase payments ...........................       139,104       18,626        7,559
                                                                                            -----------   ----------   ----------

            Total assets ................................................................    16,888,055   34,692,367   22,141,246
                                                                                            -----------   ----------   ----------

                                  LIABILITIES
                                  -----------


Payable for investments purchased .......................................................       139,104       18,626        7,559
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ......................................................        20,663       58,150       25,122
                                                                                            -----------   ----------   ----------

            Total liabilities ...........................................................       159,767       76,776       32,681
                                                                                            -----------   ----------   ----------

            Net assets applicable to annuity contract owners ............................   $16,728,288   34,615,591   22,108,565
                                                                                            ===========   ==========   ==========

                            CONTRACT OWNERS' EQUITY
                            -----------------------


Contracts in accumulation period (MultiOption Flex/Single/Select) .......................   $13,617,324   31,032,100   17,968,174
Contracts in accumulation period (MultiOption Classic/Achiever) .........................     2,460,885    3,292,507    3,290,411
Contracts in accumulation period (MegAnnuity) ...........................................       251,088       91,355      517,769
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...........       355,993      145,801      253,788
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .............        41,174       52,361       76,561
Contracts in annuity payment period (Megannuity) (note 2) ...............................         1,824        1,467        1,862
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ................          --           --           --
                                                                                            -----------   ----------   ----------

            Total contract owners' equity ...............................................   $16,728,288   34,615,591   22,108,565
                                                                                            ===========   ==========   ==========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .........................    11,880,948   29,794,509   11,875,613
                                                                                            ===========   ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...........................     1,961,812    3,324,904    2,634,518
                                                                                            ===========   ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .............................................       215,359       85,231      334,310
                                                                                            ===========   ==========   ==========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ..................   $      1.15         1.04         1.51
                                                                                            ===========   ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ....................   $      1.25         0.99         1.25
                                                                                            ===========   ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ......................................   $      1.17         1.07         1.55
                                                                                            ===========   ==========   ==========

                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                            ------------------------------------
                                                                                                                         REAL
                                                                                            MACRO-CAP    MICRO-CAP      ESTATE
                                    ASSETS                                                    VALUE        GROWTH     SECURITIES
                                    ------                                                  ----------   ----------   ----------
Investments in shares of Advantus Series Fund, Inc.:
  Small Company Value Portfolio, 14,436,351 shares at net asset value of $1.16 per share
     (cost $13,952,491) .................................................................         --           --          --
  Global Bond Portfolio, 36,561,686 shares at net asset value of $.95 per share
     (cost $36,114,062) .................................................................         --           --          --
  Index Mid-Cap 400 Portfolio, 18,188,716 shares at net asset value of $1.22 per share
     (cost $21,058,132) .................................................................         --           --          --
  Macro-Cap Value Portfolio, 19,239,942 shares at net asset value of $1.06 per share
     (cost $21,417,449) .................................................................   20,457,888         --          --
  Micro-Cap Growth Portfolio, 21,262,268 shares at net asset value of $1.75 per share
     (cost $40,725,838) .................................................................         --     37,217,377        --
  Real Estate Securities Portfolio, 8,893,577 shares at net asset value of $.90 per share
     (cost $8,188,161) ..................................................................         --           --     8,022,556
Investment in shares of Franklin Templeton Variable Insurance Products Trust:
  Templeton Developing Markets Fund -- Class 2,  1,708,093 shares at net asset value
     of  $5.22 per share (cost $11,066,067) .............................................         --           --          --
  Templeton Asset Strategy Fund -- Class 2,  10,030 shares at net asset value
     of  $19.13 per share (cost $187,457) ...............................................         --           --          --
                                                                                            ----------   ----------   ---------

                                                                                            20,457,888   37,217,377   8,022,556

Receivable for investments sold .........................................................       26,316       34,262         408
Receivable from Minnesota Life for contract purchase payments ...........................       35,947       13,542      11,539
                                                                                            ----------   ----------   ---------

            Total assets ................................................................   20,520,151   37,265,181   8,034,503
                                                                                            ----------   ----------   ---------

                                  LIABILITIES
                                  -----------

Payable for investments purchased .......................................................       35,947       13,542      11,539
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ......................................................       26,316       34,262         408
                                                                                            ----------   ----------   ---------

            Total liabilities ...........................................................       62,263       47,804      11,947
                                                                                            ----------   ----------   ---------

            Net assets applicable to annuity contract owners ............................   20,457,888   37,217,377   8,022,556
                                                                                            ==========   ==========   =========

                            CONTRACT OWNERS' EQUITY
                            -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) .......................   18,212,909   31,979,828   7,310,885
Contracts in accumulation period (MultiOption Classic/Achiever) .........................    1,776,175    4,464,970     568,357
Contracts in accumulation period (MegAnnuity) ...........................................      167,278      495,307     100,286
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...........      175,786      172,117      29,193
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .............      122,966      102,861      13,835
Contracts in annuity payment period (Megannuity) (note 2) ...............................        2,774        2,294        --
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ................         --           --          --
                                                                                            ----------   ----------   ---------

            Total contract owners' equity ...............................................   20,457,888   37,217,377   8,022,556
                                                                                            ==========   ==========   =========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .........................   15,947,454   16,303,716   7,203,711
                                                                                            ==========   ==========   =========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...........................    1,867,540    3,176,923     471,189
                                                                                            ==========   ==========   =========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .............................................      140,306      265,844      97,217
                                                                                            ==========   ==========   =========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ..................         1.14         1.96        1.01
                                                                                            ==========   ==========   =========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ....................         0.95         1.41        1.21
                                                                                            ==========   ==========   =========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ......................................         1.19         1.86        1.03
                                                                                            ==========   ==========   =========

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                                            -----------------------
                                                                                            TEMPLETON    TEMPLETON
                                                                                            DEVELOPING     ASSET
                                    ASSETS                                                   MARKETS      STRATEGY
                                    ------                                                  ----------   ---------
Investments in shares of Advantus Series Fund, Inc.:
  Small Company Value Portfolio, 14,436,351 shares at net asset value of $1.16 per share
     (cost $13,952,491) .................................................................         --        --
  Global Bond Portfolio, 36,561,686 shares at net asset value of $.95 per share
     (cost $36,114,062) .................................................................         --        --
  Index Mid-Cap 400 Portfolio, 18,188,716 shares at net asset value of $1.22 per share
     (cost $21,058,132) .................................................................         --        --
  Macro-Cap Value Portfolio, 19,239,942 shares at net asset value of $1.06 per share
     (cost $21,417,449) .................................................................         --        --
  Micro-Cap Growth Portfolio, 21,262,268 shares at net asset value of $1.75 per share
     (cost $40,725,838) .................................................................         --        --
  Real Estate Securities Portfolio, 8,893,577 shares at net asset value of $.90 per share
     (cost $8,188,161) ..................................................................         --        --
Investment in shares of Franklin Templeton Variable Insurance Products Trust:
  Templeton Developing Markets Fund -- Class 2,  1,708,093 shares at net asset value
     of  $5.22 per share (cost $11,066,067) .............................................    8,916,245      --
  Templeton Asset Strategy Fund -- Class 2,  10,030 shares at net asset value
     of  $19.13 per share (cost $187,457) ...............................................         --     191,878
                                                                                            ----------   -------
                                                                                             8,916,245   191,878

Receivable for investments sold .........................................................        4,856        10
Receivable from Minnesota Life for contract purchase payments ...........................       49,491      --
                                                                                            ----------   -------

            Total assets ................................................................    8,970,592   191,888
                                                                                            ----------   -------

                                  LIABILITIES
                                  -----------

Payable for investments purchased .......................................................       49,491      --
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ......................................................        4,856        10
                                                                                            ----------   -------
            Total liabilities ...........................................................       54,347        10
                                                                                            ----------   -------

            Net assets applicable to annuity contract owners ............................    8,916,245   191,878
                                                                                            ==========   =======

                            CONTRACT OWNERS' EQUITY
                            -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) .......................    6,752,986    34,769
Contracts in accumulation period (MultiOption Classic/Achiever) .........................    1,753,503   156,815
Contracts in accumulation period (MegAnnuity) ...........................................      135,379       294
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...........      256,913      --
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .............       16,875      --
Contracts in annuity payment period (Megannuity) (note 2) ...............................          589      --
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ................         --        --
                                                                                            ----------   -------
            Total contract owners' equity ...............................................    8,916,245   191,878
                                                                                            ==========   =======


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .........................   12,282,847    35,890
                                                                                            ==========   =======
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...........................    2,179,968   161,983
                                                                                            ==========   =======
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .............................................      236,591       302
                                                                                            ==========   =======
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ..................         0.55      0.97
                                                                                            ==========   =======
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ....................         0.80      0.97
                                                                                            ==========   =======
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ......................................         0.57      0.97
                                                                                            ==========   =======

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2000

                                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                                               -------------------------------------
                                                                                                              FIDELITY     FIDELITY
                                                                                                FRANKLIN        VIP          VIP
                                    ASSETS                                                      SMALL CAP     MID CAP     CONTRAFUND
                                    ------                                                     -----------   ----------   ----------
Investment in shares of the Franklin Templeton Variable Insurance Products Trust:
     Small Cap Fund, 119,736 shares at net asset value of $21.14 per share
        (cost $2,840,118) ..................................................................   $ 2,531,218         --           --
Investment in shares of Fidelity Variable Insurance Products Fund:
     VIP Mid Cap Portfolio, 945,789 shares at net asset value of $20.20 per share
        (cost $17,830,371) .................................................................          --     19,104,947         --
     VIP Contrafund Portfolio, 803,360 shares at net asset value of $23.64 per share
        (cost $20,235,835) .................................................................          --           --     18,991,425
     VIP Equity-Income Portfolio, 395,039 shares at net asset value of $25.41 per share
        (cost $9,153,014) ..................................................................          --           --           --
Investment in shares of Janus Aspen Series Trust:
     Capital Appreciation Portfolio, 1,106,185 shares at net asset value of $26.54 per share
        (cost $36,421,713) .................................................................          --           --           --
     International Growth  Portfolio, 696,124 shares at net asset value of $30.64 per share
        (cost $28,038,111) .................................................................          --           --           --
Investment in shares of the Warburg Pincus Trust Global Post-Venture Capital
     Portfolio, 46,333 shares at net asset value of $13.62 per share
        (cost $799,813) ....................................................................          --           --           --
                                                                                               -----------   ----------   ----------

                                                                                                 2,531,218   19,104,947   18,991,425

Receivable for investments sold ............................................................           127       10,642       16,669
Receivable from Minnesota Life for contract purchase payments ..............................       176,051      229,164       40,647
                                                                                               -----------   ----------   ----------

            Total assets ...................................................................     2,707,396   19,344,753   19,048,741
                                                                                               -----------   ----------   ----------

                                 LIABILITIES
                                 -----------


Payable for investments purchased ..........................................................       176,051      229,164       40,647
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .........................................................           127       10,642       16,669
                                                                                               -----------   ----------   ----------

            Total liabilities ..............................................................       176,178      239,806       57,316
                                                                                               -----------   ----------   ----------

            Net assets applicable to annuity contract owners ...............................   $ 2,531,218   19,104,947   18,991,425
                                                                                               ===========   ==========   ==========

                            CONTRACT OWNERS' EQUITY
                            -----------------------


Contracts in accumulation period (MultiOption Flex/Single/Select) ..........................   $ 1,035,666   13,680,074   12,461,909
Contracts in accumulation period (MultiOption Classic/Achiever) ............................     1,490,771    4,751,290    6,012,491
Contracts in accumulation period (MegAnnuity) ..............................................         2,137      581,244      408,968
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ..............         2,644        8,009       49,808
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ................          --         84,330       58,249
Contracts in annuity payment period (Megannuity) (note 2) ..................................          --           --           --
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...................          --           --           --
                                                                                               -----------   ----------   ----------

            Total contract owners' equity ..................................................   $ 2,531,218   19,104,947   18,991,425
                                                                                               ===========   ==========   ==========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ............................     1,286,165   11,054,158   13,258,550
                                                                                               ===========   ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ..............................     1,852,562    3,844,655    6,405,759
                                                                                               ===========   ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ................................................         2,641      464,883      430,663
                                                                                               ===========   ==========   ==========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .....................   $      0.81         1.24         0.94
                                                                                               ===========   ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .......................   $      0.80         1.24         0.94
                                                                                               ===========   ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .........................................   $      0.81         1.25         0.95
                                                                                               ===========   ==========   ==========



                                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                                               ------------------------------
                                                                                                 FIDELITY         JANUS ASPEN
                                                                                                   VIP              CAPITAL
                                    ASSETS                                                    EQUITY-INCOME      APPRECIATION
                                    ------                                                    -------------      ------------
Investment in shares of the Franklin Templeton Variable Insurance Products Trust:
     Small Cap Fund, 119,736 shares at net asset value of $21.14 per share
        (cost $2,840,118) ..................................................................         --                 --
Investment in shares of Fidelity Variable Insurance Products Fund:
     VIP Mid Cap Portfolio, 945,789 shares at net asset value of $20.20 per share
        (cost $17,830,371) .................................................................         --                 --
     VIP Contrafund Portfolio, 803,360 shares at net asset value of $23.64 per share
        (cost $20,235,835) .................................................................         --                 --
     VIP Equity-Income Portfolio, 395,039 shares at net asset value of $25.41 per share
        (cost $9,153,014) ..................................................................   10,037,947               --
Investment in shares of Janus Aspen Series Trust:
     Capital Appreciation Portfolio, 1,106,185 shares at net asset value of $26.54 per share
        (cost $36,421,713) .................................................................         --           29,358,137
     International Growth  Portfolio, 696,124 shares at net asset value of $30.64 per share
        (cost $28,038,111) .................................................................         --                 --
Investment in shares of the Warburg Pincus Trust Global Post-Venture Capital
     Portfolio, 46,333 shares at net asset value of $13.62 per share
        (cost $799,813) ....................................................................         --                 --
                                                                                               ----------         ----------

                                                                                               10,037,947         29,358,137

Receivable for investments sold ............................................................        5,372             12,406
Receivable from Minnesota Life for contract purchase payments ..............................      133,649            165,097
                                                                                               ----------         ----------

            Total assets ...................................................................   10,176,968         29,535,640
                                                                                               ----------         ----------

                                 LIABILITIES
                                 -----------

Payable for investments purchased ..........................................................      133,649            165,097
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .........................................................        5,372             12,406
                                                                                               ----------         ----------

            Total liabilities ..............................................................      139,021            177,503
                                                                                               ----------         ----------

            Net assets applicable to annuity contract owners ...............................   10,037,947         29,358,137
                                                                                               ==========         ==========

                            CONTRACT OWNERS' EQUITY
                            -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ..........................    6,122,434         20,107,320
Contracts in accumulation period (MultiOption Classic/Achiever) ............................    3,568,997          8,623,412
Contracts in accumulation period (MegAnnuity) ..............................................      280,510            508,523
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ..............       24,390             17,620
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ................       41,616            101,262
Contracts in annuity payment period (Megannuity) (note 2) ..................................         --                 --
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...................         --                 --
                                                                                               ----------         ----------

            Total contract owners' equity ..................................................   10,037,947         29,358,137
                                                                                               ==========         ==========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ............................    5,449,241         24,908,603
                                                                                               ==========         ==========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ..............................    3,181,017         10,697,510
                                                                                               ==========         ==========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ................................................      247,121            623,513
                                                                                               ==========         ==========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .....................         1.12               0.81
                                                                                               ==========         ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .......................         1.12               0.81
                                                                                               ==========         ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .........................................         1.14               0.82
                                                                                               ==========         ==========


                                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                                               --------------------------------
                                                                                                JANUS ASPEN      WARBURG PINCUS
                                                                                               INTERNATIONAL      GLOBAL POST-
                                    ASSETS                                                        GROWTH        VENTURE CAPITAL
                                    ------                                                     -------------    ---------------


Investment in shares of the Franklin Templeton Variable Insurance Products Trust:
     Small Cap Fund, 119,736 shares at net asset value of $21.14 per share
        (cost $2,840,118) ..................................................................         --                --
Investment in shares of Fidelity Variable Insurance Products Fund:
     VIP Mid Cap Portfolio, 945,789 shares at net asset value of $20.20 per share
        (cost $17,830,371) .................................................................         --                --
     VIP Contrafund Portfolio, 803,360 shares at net asset value of $23.64 per share
        (cost $20,235,835) .................................................................         --                --
     VIP Equity-Income Portfolio, 395,039 shares at net asset value of $25.41 per share
        (cost $9,153,014) ..................................................................         --                --
Investment in shares of Janus Aspen Series Trust:
     Capital Appreciation Portfolio, 1,106,185 shares at net asset value of $26.54 per share
        (cost $36,421,713) .................................................................         --                --
     International Growth  Portfolio, 696,124 shares at net asset value of $30.64 per share
        (cost $28,038,111) .................................................................   21,329,235              --
Investment in shares of the Warburg Pincus Trust Global Post-Venture Capital
     Portfolio, 46,333 shares at net asset value of $13.62 per share
        (cost $799,813) ....................................................................         --             631,052
                                                                                               ----------           -------

                                                                                               21,329,235           631,052

Receivable for investments sold ............................................................       51,410                27
Receivable from Minnesota Life for contract purchase payments ..............................      173,195           123,673
                                                                                               ----------           -------

            Total assets ...................................................................   21,553,840           754,752
                                                                                               ----------           -------

                                 LIABILITIES
                                 -----------

Payable for investments purchased ..........................................................      173,195           123,673
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .........................................................       51,410                27
                                                                                               ----------           -------

            Total liabilities ..............................................................      224,605           123,700
                                                                                               ----------           -------

            Net assets applicable to annuity contract owners ...............................   21,329,235           631,052
                                                                                               ==========           =======

                            CONTRACT OWNERS' EQUITY
                            -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ..........................   15,260,024           233,593
Contracts in accumulation period (MultiOption Classic/Achiever) ............................    5,566,036           393,534
Contracts in accumulation period (MegAnnuity) ..............................................      375,366             3,925
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ..............       26,810                --
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ................      100,999                --
Contracts in annuity payment period (Megannuity) (note 2) ..................................         --                  --
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...................         --                  --
                                                                                               ----------           -------

            Total contract owners' equity ..................................................   21,329,235           631,052
                                                                                               ==========           =======


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ............................   18,557,868           311,865
                                                                                               ==========           =======
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ..............................    6,778,367           525,721
                                                                                               ==========           =======
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ................................................      451,827             5,215
                                                                                               ==========           =======

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .....................         0.82              0.75
                                                                                               ==========           =======
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .......................         0.82              0.75
                                                                                               ==========           =======
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .........................................         0.83              0.75
                                                                                               ==========           =======


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2000


                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                               ----------------------------

                                                                                  GROWTH            BOND
                                                                               -------------    -----------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ...  $     12,023       7,104,927
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3).    (3,858,435)     (1,354,426)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ..       (90,354)        (43,278)
     Administrative charges(MultiOption Classic/Achiever) (note 3) ..........       (10,838)         (5,191)
     Administrative charges (MegAnnuity) (note 3) ...........................       (15,275)         (6,746)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .....            --              --
     Administrative charges (Adjustable Income Annuity) (note 3) ............            --              --
                                                                               ------------    ------------

        Investment income (loss) -- net .....................................    (3,962,879)      5,695,286
                                                                               ------------    ------------


Realized and unrealized gains (losses) on investments -- net:
     Realized gain distributions from underlying mutual fund (note 4) .......    11,834,939              --
                                                                               ------------    ------------

     Realized gains on sales of investments:
       Proceeds from sales ..................................................    63,229,275      29,864,969
        Cost of investments sold ............................................   (46,495,469)    (31,745,200)
                                                                               ------------    ------------
                                                                                 16,733,806      (1,880,231)
                                                                               ------------    ------------

        Net realized gains on investments ...................................    28,568,745      (1,880,231)
                                                                               ------------    ------------


        Net change in unrealized appreciation or depreciation
           of investments ...................................................   (98,769,669)      6,286,581
                                                                               ------------    ------------

        Net gains (losses) on investments ...................................   (70,200,924)      4,406,350
                                                                               ------------    ------------

Net increase (decrease) in net assets resulting from operations .............  $(74,163,803)     10,101,636
                                                                               ============    ============

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                                ---------------------------------------
                                                                                       MONEY                ASSET
                                                                                       MARKET            ALLOCATION
                                                                                -------------------  ------------------

Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ...     3,202,068              12,246,488
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3).      (537,837)             (6,641,142)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ..      (131,307)               (155,419)
     Administrative charges(MultiOption Classic/Achiever) (note 3) ..........       (15,750)                (18,642)
     Administrative charges (MegAnnuity) (note 3) ...........................        (3,186)                (13,922)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .....            --                      --
     Administrative charges (Adjustable Income Annuity) (note 3) ............            --                      --
                                                                               ------------            ------------

        Investment income (loss) -- net .....................................     2,513,988               5,417,363
                                                                               ------------            ------------


Realized and unrealized gains (losses) on investments -- net:
     Realized gain distributions from underlying mutual fund (note 4) .......            --              25,604,478
                                                                               ------------            ------------

     Realized gains on sales of investments:
       Proceeds from sales ..................................................   103,717,219              90,965,398
        Cost of investments sold ............................................  (103,717,219)            (73,347,597)
                                                                               ------------            ------------
                                                                                         --              17,617,801
                                                                               ------------            ------------

        Net realized gains on investments ...................................            --              43,222,279
                                                                               ------------            ------------


        Net change in unrealized appreciation or depreciation
           of investments ...................................................            --            (109,938,998)
                                                                               ------------            ------------

        Net gains (losses) on investments ...................................            --             (66,716,719)
                                                                               ------------            ------------

Net increase (decrease) in net assets resulting from operations .............     2,513,988             (61,299,356)
                                                                               ============            ============

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                            ---------------------------------------------------
                                                                                 MORTGAGE         INDEX             CAPITAL
                                                                                SECURITIES         500            APPRECIATION
                                                                            -----------------  ------------    ----------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ...     6,360,680       2,935,689              --
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3).    (1,130,408)     (4,287,339)     (3,351,837)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ..       (59,548)       (133,726)        (44,263)
     Administrative charges(MultiOption Classic/Achiever) (note 3) ..........        (7,143)        (16,040)         (5,309)
     Administrative charges (MegAnnuity) (note 3) ...........................        (2,665)        (24,677)        (14,418)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .....            --        (279,612)             --
     Administrative charges (Adjustable Income Annuity) (note 3) ............            --         (52,429)             --
                                                                               ------------    ------------    ------------

        Investment income (loss) -- net .....................................     5,160,916      (1,858,134)     (3,415,827)
                                                                               ------------    ------------    ------------


Realized and unrealized gains (losses) on investments -- net:
     Realized gain distributions from underlying mutual fund (note 4) .......            --       6,109,681      25,589,994
                                                                               ------------    ------------    ------------

     Realized gains on sales of investments:
       Proceeds from sales ..................................................    24,558,532      87,211,904      55,179,672
        Cost of investments sold ............................................   (24,786,930)    (59,247,672)    (39,359,414)
                                                                               ------------    ------------    ------------
                                                                                   (228,398)     27,964,232      15,820,258
                                                                               ------------    ------------    ------------

        Net realized gains on investments ...................................      (228,398)     34,073,913      41,410,252
                                                                               ------------    ------------    ------------


        Net change in unrealized appreciation or depreciation
           of investments ...................................................     4,726,003     (74,944,427)    (68,414,537)
                                                                               ------------    ------------    ------------

        Net gains (losses) on investments ...................................     4,497,605     (40,870,514)    (27,004,285)
                                                                               ------------    ------------    ------------

Net increase (decrease) in net assets resulting from operations .............     9,658,521     (42,728,649)    (30,420,112)
                                                                               ============    ============    ============



See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2000

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                               ------------------------------------------------
                                                                                                                    MATURING
                                                                                                    SMALL          GOVERNMENT
                                                                                 INTERNATIONAL     COMPANY            BOND
                                                                                     STOCK          GROWTH            2002
                                                                               -------------    -------------    --------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ...  $  3,525,238              --         477,712
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3).    (2,536,164)     (1,975,401)        (82,440)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ..       (46,469)        (52,859)         (2,632)
     Administrative charges (MultiOption Classic/Achiever) (note 3) .........        (5,574)         (6,340)           (316)
     Administrative charges (MegAnnuity) (note 3) ...........................        (8,415)         (7,316)         (2,688)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .....            --              --              --
     Administrative charges (Adjustable Income Annuity) (note 3) ............            --              --              --
                                                                               ------------    ------------    ------------

        Investment income (loss) -- net .....................................       928,616      (2,041,916)        389,636
                                                                               ------------    ------------    ------------


Realized and unrealized gains (losses) on investments -- net:
     Realized gain distributions from underlying mutual fund (note 4) .......    18,360,728      10,849,145            --
                                                                               ------------    ------------    ------------

     Realized gains on sales of investments:
        Proceeds from sales .................................................    46,620,395      31,364,042       2,730,698
        Cost of investments sold ............................................   (41,050,685)    (22,299,655)     (2,795,691)
                                                                               ------------    ------------    ------------

                                                                                  5,569,710       9,064,387         (64,993)
                                                                               ------------    ------------    ------------

        Net realized gains (losses) on investments ..........................    23,930,438      19,913,532         (64,993)
                                                                               ------------    ------------    ------------


        Net change in unrealized appreciation or depreciation
           of investments ...................................................   (26,208,897)    (38,881,029)        248,657
                                                                               ------------    ------------    ------------

        Net gains (losses) on investments ...................................    (2,278,459)    (18,967,497)        183,664
                                                                               ------------    ------------    ------------

Net increase (decrease) in net assets resulting from operations .............  $ (1,349,843)    (21,009,413)        573,300
                                                                               ============    ============    ============

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                               --------------------------------------------
                                                                                  MATURING          MATURING
                                                                                 GOVERNMENT        GOVERNMENT
                                                                                    BOND              BOND        VALUE
                                                                                    2006              2010        STOCK
                                                                               -------------   -------------   ------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ...       364,432         312,625         974,235
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3).       (67,978)        (54,761)     (1,386,222)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ..        (2,880)         (4,447)        (21,772)
     Administrative charges (MultiOption Classic/Achiever) (note 3) .........          (346)           (533)         (2,612)
     Administrative charges (MegAnnuity) (note 3) ...........................          (613)           (270)         (3,737)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .....            --              --              --
     Administrative charges (Adjustable Income Annuity) (note 3) ............            --              --              --
                                                                               ------------    ------------    ------------

        Investment income (loss) -- net .....................................       292,615         252,614        (440,108)
                                                                               ------------    ------------    ------------


Realized and unrealized gains (losses) on investments -- net:
     Realized gain distributions from underlying mutual fund (note 4) .......            --          23,538              --
                                                                               ------------    ------------    ------------

     Realized gains on sales of investments:
        Proceeds from sales .................................................     1,206,051       1,239,573      35,593,812
        Cost of investments sold ............................................    (1,244,026)     (1,288,148)    (35,337,975)
                                                                               ------------    ------------    ------------

                                                                                    (37,975)        (48,575)        255,837
                                                                               ------------    ------------    ------------

        Net realized gains (losses) on investments ..........................       (37,975)        (25,037)        255,837
                                                                               ------------    ------------    ------------


        Net change in unrealized appreciation or depreciation
           of investments ...................................................       550,702         689,359      (3,877,743)
                                                                               ------------    ------------    ------------

        Net gains (losses) on investments ...................................       512,727         664,322      (3,621,906)
                                                                               ------------    ------------    ------------

Net increase (decrease) in net assets resulting from operations .............       805,342         916,936      (4,062,014)
                                                                               ============    ============    ============


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2000

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                               --------------------------------
                                                                                     SMALL
                                                                                    COMPANY            GLOBAL
                                                                                     VALUE              BOND
                                                                               -------------     --------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ...  $    49,280             6,648
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3).     (140,039)         (372,567)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ..      (14,195)          (20,786)
     Administrative charges (MultiOption Classic/Achiever) (note 3) .........       (1,703)           (2,493)
     Administrative charges (MegAnnuity) (note 3) ...........................         (316)             (123)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .....           --                --
     Administrative charges (Adjustable Income Annuity) (note 3) ............           --                --
                                                                               -----------       -----------

        Investment income (loss) -- net .....................................     (106,973)         (389,321)
                                                                               -----------       -----------


Realized and unrealized gains (losses) on investments -- net:
     Realized gain distributions from underlying mutual fund (note 4) .......           --                --
                                                                               -----------       -----------

     Realized gains (losses) on sales of investments:
        Proceeds from sales .................................................    2,718,099         3,005,335
        Cost of investments sold ............................................   (2,722,584)       (3,271,034)
                                                                               -----------       -----------

                                                                                    (4,485)         (265,699)
                                                                               -----------       -----------

        Net realized gains (losses) on investments ..........................       (4,485)         (265,699)
                                                                               -----------       -----------


        Net change in unrealized appreciation or depreciation
           of investments ...................................................    3,384,054           792,162
                                                                               -----------       -----------

        Net gains (losses) on investments ...................................    3,379,569           526,463
                                                                               -----------       -----------

Net increase (decrease) in net assets resulting from operations .............  $ 3,272,596           137,142
                                                                               ===========       ===========

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                ------------------------------------------------

                                                                                   INDEX 400        MACRO-CAP        MICRO-CAP
                                                                                    MID-CAP           VALUE            GROWTH
                                                                                ---------------  ---------------  --------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ...      204,538              84,416                --
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3).     (209,117)           (240,219)         (480,613)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ..      (25,667)            (13,682)          (37,344)
     Administrative charges (MultiOption Classic/Achiever) (note 3) .........       (3,079)             (1,641)           (4,479)
     Administrative charges (MegAnnuity) (note 3) ...........................         (744)               (433)           (1,662)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .....           --                  --                --
     Administrative charges (Adjustable Income Annuity) (note 3) ............           --                  --                --
                                                                               -----------         -----------       -----------

        Investment income (loss) -- net .....................................      (34,069)           (171,559)         (524,098)
                                                                               -----------         -----------       -----------


Realized and unrealized gains (losses) on investments -- net:
     Realized gain distributions from underlying mutual fund (note 4) .......    2,358,121             273,784         5,389,036
                                                                               -----------         -----------       -----------

     Realized gains (losses) on sales of investments:
        Proceeds from sales .................................................    6,663,988           4,205,082        10,756,183
        Cost of investments sold ............................................   (5,876,933)         (4,099,926)       (8,100,363)
                                                                               -----------         -----------       -----------

                                                                                   787,055             105,156         2,655,820
                                                                               -----------         -----------       -----------

        Net realized gains (losses) on investments ..........................    3,145,176             378,940         8,044,856
                                                                               -----------         -----------       -----------


        Net change in unrealized appreciation or depreciation
           of investments ...................................................     (584,218)         (1,930,027)      (19,551,184)
                                                                               -----------         -----------       -----------

        Net gains (losses) on investments ...................................    2,560,958          (1,551,087)      (11,506,328)
                                                                               -----------         -----------       -----------

Net increase (decrease) in net assets resulting from operations .............    2,526,889          (1,722,646)      (12,030,426)
                                                                               ===========         ===========       ===========

                                                                                -------------------------------------------------
                                                                                        Real          Templeton        Templeton
                                                                                       Estate         Developing         Asset
                                                                                     Securities        Markets       Strategy (b)
                                                                                ---------------  --------------- ----------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ...      438,172              72,523                --
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3).      (74,811)           (102,843)              (95)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ..       (2,053)            (15,239)             (305)
     Administrative charges (MultiOption Classic/Achiever) (note 3) .........         (246)             (1,828)              (37)
     Administrative charges (MegAnnuity) (note 3) ...........................          (78)               (281)               --
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .....           --                  --                --
     Administrative charges (Adjustable Income Annuity) (note 3) ............           --                  --                --
                                                                               -----------         -----------       -----------

        Investment income (loss) -- net .....................................      360,984             (47,668)             (437)
                                                                               -----------         -----------       -----------


Realized and unrealized gains (losses) on investments -- net:
     Realized gain distributions from underlying mutual fund (note 4) .......           --                  --                --
                                                                               -----------         -----------       -----------

     Realized gains (losses) on sales of investments:
        Proceeds from sales .................................................      673,152           3,031,715             1,427
        Cost of investments sold ............................................     (727,511)         (2,850,983)           (1,416)
                                                                               -----------         -----------       -----------

                                                                                   (54,359)            180,732                11
                                                                               -----------         -----------       -----------

        Net realized gains (losses) on investments ..........................      (54,359)            180,732                11
                                                                               -----------         -----------       -----------


        Net change in unrealized appreciation or depreciation
           of investments ...................................................    1,070,805          (3,807,825)            4,421
                                                                               -----------         -----------       -----------

        Net gains (losses) on investments ...................................    1,016,446          (3,627,093)            4,432
                                                                               -----------         -----------       -----------

Net increase (decrease) in net assets resulting from operations .............    1,377,430          (3,674,761)            3,995
                                                                               ===========         ===========       ===========






(b) For the period from August 1, 2000, commencement of operations, to December 31, 2000






See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2000

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                    ------------------------------------------------

                                                                                                         FIDELITY        FIDELITY
                                                                                        FRANKLIN           VIP             VIP
                                                                                     SMALL CAP (B)     MID CAP (A)    CONTRAFUND (A)
                                                                                    ---------------  ---------------  --------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ...         $      --             55,932             686
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3).            (2,879)           (97,325)       (108,693)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ..            (3,155)           (20,776)        (32,404)
     Administrative charges (MultiOption Classic/Achiever) (note 3) .........              (379)            (2,492)         (3,887)
     Administrative charges (MegAnnuity) (note 3) ...........................                --               (591)           (158)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .....                --                 --              --
     Administrative charges (Adjustable Income Annuity) (note 3) ............                --                 --              --
                                                                                      ---------         ----------      ----------

        Investment income (loss) -- net .....................................            (6,413)           (65,252)       (144,456)
                                                                                      ---------         ----------      ----------


Realized and unrealized gains (losses) on investments -- net:
     Realized gain distributions from underlying mutual fund (note 4) .......                --                243          24,914
                                                                                      ---------         ----------      ----------

     Realized gains on sales of investments:
        Proceeds from sales .................................................            20,989          1,666,535       1,181,547
        Cost of investments sold ............................................           (20,966)        (1,654,240)     (1,192,730)
                                                                                      ---------         ----------      ----------

                                                                                             23             12,295         (11,183)
                                                                                      ---------         ----------      ----------

        Net realized gains (losses) on investments ..........................                23             12,538          13,731
                                                                                      ---------         ----------      ----------


        Net change in unrealized appreciation or depreciation
           of investments ...................................................          (308,900)         1,274,576      (1,244,410)
                                                                                      ---------         ----------      ----------

        Net gains (losses) on investments ...................................          (308,877)         1,287,114      (1,230,679)
                                                                                      ---------         ----------      ----------

Net increase (decrease) in net assets resulting from operations .............         $(315,290)         1,221,862      (1,375,135)
                                                                                      =========         ==========      ==========

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                       --------------------------------------

                                                                                            FIDELITY           JANUS ASPEN
                                                                                              VIP                CAPITAL
                                                                                       EQUITY-INCOME (A)     APPRECIATION (A)
                                                                                       -------------------  -----------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ......              2,211              232,638
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)....            (43,204)            (203,737)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3)......            (19,216)             (54,200)
     Administrative charges (MultiOption Classic/Achiever) (note 3) ............             (2,305)              (6,501)
     Administrative charges (MegAnnuity) (note 3) ..............................               (288)                (563)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) ........                 --                   --
     Administrative charges (Adjustable Income Annuity) (note 3) ...............                 --                   --
                                                                                           --------           ----------

        Investment income (loss) -- net ........................................            (62,802)             (32,363)
                                                                                           --------           ----------


Realized and unrealized gains (losses) on investments -- net:
     Realized gain distributions from underlying mutual fund (note 4) ..........              8,527               10,242
                                                                                           --------           ----------

     Realized gains on sales of investments:
        Proceeds from sales ....................................................            942,460            2,674,179
        Cost of investments sold ...............................................           (919,475)          (2,792,568)
                                                                                           --------           ----------

                                                                                             22,985             (118,389)
                                                                                           --------           ----------

        Net realized gains (losses) on investments .............................             31,512             (108,147)
                                                                                           --------           ----------


        Net change in unrealized appreciation or depreciation
           of investments ......................................................            884,933           (7,063,576)
                                                                                           --------           ----------

        Net gains (losses) on investments ......................................            916,445           (7,171,723)
                                                                                           --------           ----------

Net increase (decrease) in net assets resulting from operations ................            853,643           (7,204,086)
                                                                                           ========           ==========

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                     --------------------------------------------

                                                                                       Janus Aspen           Warburg Pincus
                                                                                      International           Global Post-
                                                                                        Growth (a)        Venture Capital (a)
                                                                                     ------------------ -------------------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) .......            255,676                --
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3).....           (152,261)             (686)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ......            (33,221)             (525)
     Administrative charges (MultiOption Classic/Achiever) (note 3) .............             (3,985)              (63)
     Administrative charges (MegAnnuity) (note 3) ...............................               (484)               (1)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .........                 --                --
     Administrative charges (Adjustable Income Annuity) (note 3) ................                 --                --
                                                                                          ----------          --------

        Investment income (loss) -- net .........................................             65,725            (1,275)
                                                                                          ----------          --------


Realized and unrealized gains (losses) on investments -- net:
     Realized gain distributions from underlying mutual fund (note 4) ...........            640,596            64,753
                                                                                          ----------          --------

     Realized gains on sales of investments:
        Proceeds from sales .....................................................          2,099,035             8,768
        Cost of investments sold ................................................         (2,261,174)           (9,779)
                                                                                          ----------          --------

                                                                                            (162,139)           (1,011)
                                                                                          ----------          --------

        Net realized gains (losses) on investments ..............................            478,457            63,742
                                                                                          ----------          --------


        Net change in unrealized appreciation or depreciation
           of investments .......................................................         (6,708,876)         (168,761)
                                                                                          ----------          --------

        Net gains (losses) on investments .......................................         (6,230,419)         (105,019)
                                                                                          ----------          --------

Net increase (decrease) in net assets resulting from operations .................         (6,164,694)         (106,294)
                                                                                          ==========          ========



(a) For the period from February 1, 2000, commencement of operations, to December 31, 2000
(b) For the period from August 1, 2000, commencement of operations, to December 31, 2000




See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2000


                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                   ----------------------------------------------------------------
                                                                                                          MONEY          ASSET
                                                                       GROWTH             BOND            MARKET       ALLOCATION
                                                                   ---------------  ---------------  ---------------  -------------
Operations:
  Investment income (loss) - net.................................   $  (3,962,879)       5,695,286        2,513,988       5,417,363
  Net realized gains (losses) on investments ....................      28,568,745       (1,880,231)              --      43,222,279
  Net change in unrealized appreciation or depreciation
      of investments ............................................     (98,769,669)       6,286,581               --    (109,938,998)
                                                                    -------------    -------------    -------------    ------------

Net increase (decrease) in net assets resulting from operations..     (74,163,803)      10,101,636        2,513,988     (61,299,356)
                                                                    -------------    -------------    -------------    ------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
      MultiOption Flex/Single/Select ............................      26,714,125        7,646,679       33,530,008      30,871,734
      MultiOption Classic/Achiever ..............................      13,419,320        7,035,800       42,215,719      22,438,491
      MegAnnuity ................................................       2,994,907          342,905        1,013,057       1,079,614
      Adjustable Income Annuity .................................              --               --               --              --
  Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select ............................     (55,386,334)     (25,870,798)     (70,295,339)    (79,576,540)
      MultiOption Classic/Achiever ..............................      (1,488,374)        (673,275)     (31,596,179)     (2,394,599)
      MegAnnuity ................................................      (1,969,332)      (1,728,203)      (1,100,211)     (1,340,764)
      Adjustable Income Annuity .................................              --               --               --              --
  Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select ............................          22,451           30,404              705          16,884
      MultiOption Classic/Achiever ..............................             174              623            1,614             411
      MegAnnuity ................................................             117              (54)              --             985
      Adjustable Income Annuity .................................              --               --               --              --
  Annuity benefit payments:
      MultiOption Flex/Single/Select ............................        (413,910)        (206,773)         (31,005)       (802,272)
      MultiOption Classic/Achiever ..............................         (10,384)          (5,340)          (8,724)         (8,208)
      MegAnnuity ................................................          (8,781)          (1,911)              --         (32,168)
      Adjustable Income Annuity .................................              --               --               --              --
                                                                    -------------    -------------    -------------    ------------

Increase (decrease) in net assets from contract transactions ....     (16,126,021)     (13,429,943)     (26,270,355)    (29,746,432)
                                                                    -------------    -------------    -------------    ------------

Increase (decrease) in net assets ...............................     (90,289,824)      (3,328,307)     (23,756,367)    (91,045,788)

Net assets at the beginning of year .............................     340,441,608      123,212,040       77,746,588     568,532,959
                                                                    -------------    -------------    -------------    ------------

Net assets at the end of year ...................................   $ 250,151,784      119,883,733       53,990,221     477,487,171
                                                                    =============     ============    =============    ============


                                                                                  -----------------------------------------------
                                                                                     MORTGAGE          INDEX          CAPITAL
                                                                                    SECURITIES          500         APPRECIATION
                                                                                  --------------   --------------   ------------
Operations:
  Investment income (loss) - net ...........................................          5,160,916       (1,858,134)     (3,415,827)
  Net realized gains (losses) on investments ...............................           (228,398)      34,073,913      41,410,252
  Net change in unrealized appreciation or depreciation
      of investments .......................................................          4,726,003      (74,944,427)    (68,414,537)
                                                                                    -----------     ------------    ------------

Net increase (decrease) in net assets resulting from operations ............          9,658,521      (42,728,648)    (30,420,112)
                                                                                    -----------     ------------    ------------
Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
      MultiOption Flex/Single/Select .......................................          8,476,428       34,658,854      14,816,739
      MultiOption Classic/Achiever .........................................          9,228,001       17,690,465       6,717,710
      MegAnnuity ...........................................................            280,300        2,793,294       1,982,262
      Adjustable Income Annuity ............................................                 --        6,354,182              --
  Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select .......................................        (21,680,631)     (74,427,900)    (49,290,448)
      MultiOption Classic/Achiever .........................................           (606,232)      (1,365,830)       (668,681)
      MegAnnuity ...........................................................           (948,108)      (3,057,694)     (1,402,231)
      Adjustable Income Annuity ............................................                 --         (386,582)             --
  Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select .......................................             31,321          (12,501)        (13,456)
      MultiOption Classic/Achiever .........................................                421              594             102
      MegAnnuity ...........................................................                 --             (222)             40
      Adjustable Income Annuity ............................................                 --         (185,901)             --
  Annuity benefit payments:
      MultiOption Flex/Single/Select .......................................           (153,042)        (531,645)       (382,162)
      MultiOption Classic/Achiever .........................................             (2,497)         (31,142)         (3,561)
      MegAnnuity ...........................................................                 --           (6,758)         (3,448)
      Adjustable Income Annuity ............................................                 --       (2,412,500)             --
                                                                                    -----------     ------------    ------------

Increase (decrease) in net assets from contract transactions ...............         (5,374,039)     (20,921,286)    (28,247,134)
                                                                                    -----------     ------------    ------------
Increase (decrease) in net assets ..........................................          4,284,482      (63,649,934)    (58,667,246)

Net assets at the beginning of year ........................................         98,489,717      427,268,242     299,365,075
                                                                                    -----------     ------------    ------------

Net assets at the end of year ..............................................        102,774,199      363,618,308     240,697,829
                                                                                    ===========     ============    ============


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2000

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                  ----------------------------------------------------------------
                                                                                                       Maturing         Maturing
                                                                                        SMALL         GOVERNMENT       GOVERNMENT
                                                                   INTERNATIONAL       COMPANY           BOND             BOND
                                                                      STOCK            GROWTH            2002             2006
                                                                  ---------------   --------------   --------------   ------------

Operations:
  Investment income (loss) -- net ...............................  $     928,616       (2,041,916)       389,636         292,615
  Net realized gains (losses) on investments ....................     23,930,438       19,913,532        (64,993)        (37,975)
  Net change in unrealized appreciation or depreciation
     of investments .............................................    (26,208,897)     (38,881,029)       248,657         550,702
                                                                   -------------    -------------    -----------      ----------

Net increase (decrease) in net assets resulting from operations..     (1,349,843)     (21,009,413)       573,300         805,342
                                                                   -------------    -------------    -----------      ----------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
     MultiOption Flex/Single/Select .............................     14,360,982       18,734,348        206,299         310,444
     MultiOption Classic/Achiever ...............................      6,164,824        8,320,627        283,593         181,528
     MegAnnuity .................................................      2,592,381        1,816,508             --           4,814
     Adjustable Income Annuity ..................................             --               --             --              --
  Contract terminations, withdrawal payments and charges:
     MultiOption Flex/Single/Select .............................    (40,575,277)     (26,872,181)    (1,101,900)     (1,022,949)
     MultiOption Classic/Achiever ...............................       (490,307)      (1,130,156)       (19,362)        (10,980)
     MegAnnuity .................................................     (2,611,089)      (1,013,227)    (1,518,827)        (66,261)
     Adjustable Income Annuity ..................................             --               --             --              --
  Actuarial adjustments for mortality experience on annuities in payment period:
     MultiOption Flex/Single/Select .............................          7,954            1,399            (40)         (1,287)
     MultiOption Classic/Achiever ...............................            165              277             --              --
     MegAnnuity .................................................            (80)             (36)            --              (9)
     Adjustable Income Annuity ..................................             --               --             --              --
  Annuity benefit payments:
     MultiOption Flex/Single/Select .............................       (339,896)        (305,047)        (2,493)        (29,607)
     MultiOption Classic/Achiever ...............................         (2,583)          (1,772)            --              --
     MegAnnuity .................................................        (12,660)          (1,381)            --          (3,142)
     Adjustable Income Annuity ..................................             --               --             --              --
                                                                   -------------    -------------    -----------      ----------

Increase (decrease) in net assets from contract transactions ....    (20,905,586)        (450,641)    (2,152,730)       (637,449)
                                                                   -------------    -------------    -----------      ----------

Increase (decrease) in net assets ...............................    (22,255,429)     (21,460,054)    (1,579,430)        167,893

Net assets at the beginning of year .............................    226,335,709      165,416,235     10,159,332       6,259,261
                                                                   -------------    -------------    -----------      ----------

Net assets at the end of year ...................................  $ 204,080,280      143,956,181      8,579,902       6,427,154
                                                                   =============    =============    ===========      ==========


                                                                                              ------------------------------
                                                                                                   MATURING
                                                                                                  GOVERNMENT
                                                                                                     BOND          VALUE
                                                                                                     2010          STOCK
                                                                                               ---------------  -------------

Operations:
  Investment income (loss) -- net ......................................................             252,614         (440,108)
  Net realized gains (losses) on investments ...........................................             (25,037)         255,837
  Net change in unrealized appreciation or depreciation
     of investments ....................................................................             689,359       (3,877,743)
                                                                                                 -----------      -----------

Net increase (decrease) in net assets resulting from operations .........................            916,936       (4,062,014)
                                                                                                 -----------      -----------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
     MultiOption Flex/Single/Select .....................................................            308,660        7,970,530
     MultiOption Classic/Achiever .......................................................            528,932        3,085,961
     MegAnnuity .........................................................................                 --          457,252
     Adjustable Income Annuity ..........................................................                 --               --
  Contract terminations, withdrawal payments and charges:
     MultiOption Flex/Single/Select .....................................................         (1,118,230)     (33,111,539)
     MultiOption Classic/Achiever .......................................................            (31,564)        (193,315)
     MegAnnuity .........................................................................                 --         (649,526)
     Adjustable Income Annuity ..........................................................                 --               --
  Actuarial adjustments for mortality experience on annuities in payment period:
     MultiOption Flex/Single/Select .....................................................             (1,228)          15,345
     MultiOption Classic/Achiever .......................................................                 --               (7)
     MegAnnuity .........................................................................                 --              (29)
     Adjustable Income Annuity ..........................................................                 --               --
  Annuity benefit payments:
     MultiOption Flex/Single/Select .....................................................            (28,540)        (238,379)
     MultiOption Classic/Achiever .......................................................                 --             (862)
     MegAnnuity .........................................................................                 --           (1,155)
     Adjustable Income Annuity ..........................................................                 --               --
                                                                                                 -----------      -----------

Increase (decrease) in net assets from contract transactions ............................           (341,970)     (22,665,724)
                                                                                                 -----------      -----------

Increase (decrease) in net assets .......................................................            574,966      (26,727,738)

Net assets at the beginning of year .....................................................          4,937,876      134,172,501
                                                                                                 -----------      -----------

Net assets at the end of year ...........................................................          5,512,842      107,444,763
                                                                                                 ===========      ===========


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2000

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                  --------------------------------------------------------------
                                                                       SMALL
                                                                      COMPANY         GLOBAL         INDEX 400     MACRO-CAP
                                                                       VALUE           BOND           MID-CAP        VALUE
                                                                  ---------------  --------------  -------------  --------------

Operations:
     Investment income (loss) -- net .............................  $   (106,973)      (389,321)        (34,069)       (171,559)
     Net realized gains (losses) on investments ..................        (4,485)      (265,699)      3,145,176         378,940
     Net change in unrealized appreciation or depreciation
        of investments ...........................................     3,384,054        792,162        (584,218)     (1,930,027)
                                                                    ------------    -----------    ------------    ------------

Net increase (decrease) in net assets resulting from operations ..     3,272,596        137,142       2,526,889      (1,722,646)
                                                                    ------------    -----------    ------------    ------------

Contract transactions (notes 2, 3, 4 and 5):
   Contract purchase payments:
     MultiOption Flex/Single/Select ..............................     3,680,102      3,109,758       6,263,541       5,444,040
     MultiOption Classic/Achiever ................................     2,077,512      3,114,185       2,930,638       2,044,865
     MegAnnuity ..................................................       141,408         59,680         258,701          28,320
     Adjustable Income Annuity ...................................            --             --              --              --
   Contract terminations, withdrawal payments and charges:
     MultiOption Flex/Single/Select ..............................    (2,247,056)    (2,283,569)     (5,984,289)     (3,381,958)
     MultiOption Classic/Achiever ................................      (138,881)      (206,940)       (224,583)       (258,681)
     MegAnnuity ..................................................      (141,389)      (103,450)       (190,172)       (280,690)
     Adjustable Income Annuity ...................................            --             --              --              --
   Actuarial adjustments for mortality experience on annuities in payment period:
     MultiOption Flex/Single/Select ..............................        (1,439)         1,167             499             161
     MultiOption Classic/Achiever ................................           260            278             430              66
     MegAnnuity ..................................................            --              1              (1)             (1)
     Adjustable Income Annuity ...................................            --             --              --              --
   Annuity benefit payments:
     MultiOption Flex/Single/Select ..............................       (31,668)       (15,002)        (19,593)        (20,533)
     MultiOption Classic/Achiever ................................        (1,612)        (1,795)         (7,603)         (7,353)
     MegAnnuity ..................................................           (61)           (56)            (70)           (117)
     Adjustable Income Annuity ...................................            --             --              --              --
                                                                    ------------    -----------    ------------    ------------

Increase in net assets from contract transactions ................     3,337,176      3,674,257       3,027,498       3,568,119
                                                                    ------------    -----------    ------------    ------------

Increase (decrease) in net assets ................................     6,609,772      3,811,399       5,554,387       1,845,473

Net assets at the beginning of period ............................    10,118,516     30,804,192      16,554,178      18,612,415
                                                                    ------------    -----------    ------------    ------------

Net assets at the end of period ..................................  $ 16,728,288     34,615,591      22,108,565      20,457,888
                                                                    ============    ===========    ============    ============


                                                                   ----------------------------------------------------------------
                                                                                        REAL          TEMPLETON        TEMPLETON
                                                                     MICRO-CAP         ESTATE         DEVELOPING         ASSET
                                                                       GROWTH         SECURITIES        MARKETS       STRATEGY (B)
                                                                   ---------------  ---------------  -------------   --------------
Operations:
     Investment income (loss) -- net ..............................     (524,098)        360,984         (47,668)           (437)
     Net realized gains (losses) on investments ...................    8,044,856         (54,359)        180,732              11
     Net change in unrealized appreciation or depreciation
        of investments ............................................  (19,551,184)      1,070,805      (3,807,825)          4,421
                                                                    ------------    ------------    ------------    ------------

Net increase (decrease) in net assets resulting from operations ...  (12,030,426)      1,377,430      (3,674,761)          3,995
                                                                    ------------    ------------    ------------    ------------

Contract transactions (notes 2, 3, 4 and 5):
   Contract purchase payments:
     MultiOption Flex/Single/Select ................................  21,109,276       1,391,449       4,136,077          34,863
     MultiOption Classic/Achiever ..................................   5,893,283         587,445       2,133,566         153,718
     MegAnnuity ....................................................     866,777          94,569         129,096             300
     Adjustable Income Annuity .....................................          --              --              --              --
   Contract terminations, withdrawal payments and charges:
     MultiOption Flex/Single/Select ................................  (8,622,706)       (475,761)     (2,442,796)           (998)
     MultiOption Classic/Achiever ..................................    (860,923)        (59,993)       (206,181)             --
     MegAnnuity ....................................................    (708,706)        (57,583)       (226,479)             --
     Adjustable Income Annuity .....................................          --              --              --              --
   Actuarial adjustments for mortality experience on annuities in payment period:
     MultiOption Flex/Single/Select ................................      (2,213)            114          (1,620)             --
     MultiOption Classic/Achiever ..................................         (39)            (47)             80              --
     MegAnnuity ....................................................          --              --              61              --
     Adjustable Income Annuity .....................................          --              --              --              --
   Annuity benefit payments:
     MultiOption Flex/Single/Select ................................     (29,875)         (2,369)        (34,078)             --
     MultiOption Classic/Achiever ..................................      (7,510)           (327)           (482)             --
     MegAnnuity ....................................................        (112)             --             (29)             --
     Adjustable Income Annuity .....................................          --              --              --              --
                                                                    ------------    ------------    ------------    ------------

Increase in net assets from contract transactions ..................  17,637,252       1,477,497       3,487,215         187,883
                                                                    ------------    ------------    ------------    ------------

Increase (decrease) in net assets ..................................   5,606,826       2,854,927        (187,546)        191,878

Net assets at the beginning of period ..............................  31,610,551       5,167,629       9,103,791              --
                                                                    ------------    ------------    ------------    ------------

Net assets at the end of period ....................................  37,217,377       8,022,556       8,916,245         191,878
                                                                    ============    ============    ============    ============



(b) For the period from August 1, 2000, commencement of operations, to December 31, 2000


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2000


                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                  ------------------------------------------------------------------

                                                                                    FIDELITY       FIDELITY          FIDELITY
                                                                      FRANKLIN         VIP            VIP               VIP
                                                                    SMALL CAP (B)   MID CAP (A)   CONTRAFUND (A)   EQUITY-INCOME (A)
                                                                  ---------------  -------------- ---------------  -----------------

Operations:
  Investment income (loss) -- net ...............................  $    (6,413)       (65,252)      (144,456)          (62,802)
  Net realized gains (losses) on investments ....................           23         12,538         13,731            31,512
  Net change in unrealized appreciation or depreciation
     of investments .............................................     (308,900)     1,274,576     (1,244,410)          884,933
                                                                   -----------    -----------    -----------        ----------

Net increase (decrease) in net assets resulting from operations..     (315,290)     1,221,862     (1,375,135)          853,643
                                                                   -----------    -----------    -----------        ----------


Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
    MultiOption Flex/Single/Select ...............................   1,211,559     13,818,767     14,374,122         6,261,192
    MultiOption Classic/Achiever .................................   1,647,453      5,034,834      6,572,694         3,525,547
    MegAnnuity ...................................................       2,072        574,833        456,150           275,012
    Adjustable Income Annuity ....................................          --             --             --                --
  Contract terminations, withdrawal payments and charges:
    MultiOption Flex/Single/Select ...............................      (9,883)    (1,054,880)      (839,532)         (687,717)
    MultiOption Classic/Achiever .................................      (4,735)      (458,759)      (185,320)         (165,261)
    MegAnnuity ...................................................          (7)       (28,069)        (7,194)          (23,105)
    Adjustable Income Annuity ....................................          --             --             --                --
  Actuarial adjustments for mortality experience on annuities in payment period:
    MultiOption Flex/Single/Select ...............................          64             64            421               701
    MultiOption Classic/Achiever .................................          --           (116)           284               249
    MegAnnuity ...................................................          --             --             --                --
    Adjustable Income Annuity ....................................          --             --             --                --
  Annuity benefit payments:
    MultiOption Flex/Single/Select................................         (15)        (1,260)        (3,476)             (904)
    MultiOption Classic/Achiever .................................          --         (2,329)        (1,589)           (1,410)
    MegAnnuity ...................................................          --             --             --                --
    Adjustable Income Annuity  ...................................          --             --             --                --
                                                                   -----------    -----------    -----------        ----------

Increase in net assets from contract transactions ................   2,846,508     17,883,085     20,366,560         9,184,304
                                                                   -----------    -----------    -----------        ----------

Increase in net assets ...........................................   2,531,218     19,104,947     18,991,425        10,037,947

Net assets at the beginning of period ............................          --             --             --                --
                                                                   -----------    -----------    -----------        ----------

Net assets at the end of period  ................................. $ 2,531,218     19,104,947     18,991,425        10,037,947
                                                                   ===========    ===========    ===========        ==========


                                                                      -------------------------------------------------------------

                                                                          JANUS ASPEN       JANUS ASPEN         WARBURG PINCUS
                                                                             CAPITAL       INTERNATIONAL         GLOBAL POST-
                                                                         APPRECIATION (A)    GROWTH (A)        VENTURE CAPITAL (A)
                                                                      -------------------  ---------------   ----------------------

Operations:
  Investment income (loss) -- net
  Net realized gains (losses) on investments ........................        (32,363)            65,725                (1,275)
  Net change in unrealized appreciation or depreciation                     (108,147)           478,457                63,742
     of investments .................................................
                                                                          (7,063,576)        (6,708,876)             (168,761)
                                                                         -----------        -----------           -----------
Net increase (decrease) in net assets resulting from operations .....
                                                                          (7,204,086)        (6,164,694)             (106,294)
                                                                         -----------        -----------           -----------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
    MultiOption Flex/Single/Select .................................
    MultiOption Classic/Achiever ...................................      27,556,217         21,484,717               299,553
    MegAnnuity .....................................................      10,742,548          7,314,025               439,779
    Adjustable Income Annuity ......................................         672,636            604,272                 5,522
  Contract terminations, withdrawal payments and charges:                         --                 --                    --
    MultiOption Flex/Single/Select .................................
    MultiOption Classic/Achiever ...................................      (1,957,646)        (1,345,000)               (7,508)
    MegAnnuity .....................................................        (420,568)          (452,727)                   --
    Adjustable Income Annuity ......................................         (26,493)          (104,056)                   --
  Actuarial adjustments for mortality experience on annuities ......              --                 --                    --
    in payment period:
    MultiOption Flex/Single/Select .................................
    MultiOption Classic/Achiever ...................................              99                 76                    --
    MegAnnuity .....................................................             359                970                    --
    Adjustable Income Annuity ......................................              --                 --                    --
  Annuity benefit payments:                                                       --                 --                    --
    MultiOption Flex/Single/Select .................................
    MultiOption Classic/Achiever ...................................          (2,060)            (2,459)                   --
    MegAnnuity .....................................................          (2,869)            (5,889)                   --
    Adjustable Income Annuity ......................................              --                 --                    --
                                                                                  --                 --                    --
                                                                         -----------        -----------           -----------
Increase in net assets from contract transactions ..................      36,562,223         27,493,929               737,346
                                                                         -----------        -----------           -----------

Increase in net assets .............................................      29,358,137         21,329,235               631,052

Net assets at the beginning of period ..............................              --                 --                    --
                                                                         -----------        -----------           -----------
Net assets at the end of period ....................................      29,358,137         21,329,235               631,052
                                                                         ===========        ===========           ===========



(a) For the period from February 1, 2000, commencement of operations, to December 31, 2000
(b) For the period from August 1, 2000, commencement of operations, to December 31, 2000

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                          Year Ended December 31, 1999


                                                                                                Segregated Sub-Accounts
                                                                                ----------------------------------------------------
                                                                                                              Money        Asset
                                                                                   Growth        Bond         Market     Allocation
                                                                                ------------  -----------  -----------  ------------
Operations:
  Investment income (loss) - net .............................................. $ (2,254,681)   5,388,660    2,099,524   15,692,226
  Net realized gains on investments ...........................................   18,019,336    1,625,892           --   40,960,425
  Net change in unrealized appreciation or depreciation
     of investments ...........................................................   50,293,092  (12,138,764)          --   12,248,124
                                                                                ------------  -----------  -----------  -----------

Net increase (decrease) in net assets resulting from operations ...............   66,057,747   (5,124,212)   2,099,524   68,900,775
                                                                                ------------  -----------  -----------  -----------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
     MultiOption Flex/Single/Select ...........................................   50,375,114   21,764,953   97,482,632   79,896,349
     MultiOption Classic/Achiever .............................................    1,770,529      770,380    4,028,348    4,517,172
     MegAnnuity ...............................................................    2,451,486    1,595,769   40,082,783    1,775,775
     Adjustable Income Annuity ................................................           --           --           --           --
  Contract terminations, withdrawal payments and charges:
     MultiOption Flex/Single/Select ...........................................  (42,408,777) (28,146,686) (74,569,730) (73,367,680)
     MultiOption Classic/Achiever .............................................         (746)        (680)    (625,007)  (1,042,065)
     MegAnnuity ...............................................................   (1,778,180)  (1,417,081) (40,635,718)  (1,428,107)
     Adjustable Income Annuity ................................................           --           --           --           --
  Actuarial adjustments for mortality experience on annuities in payment period:
     MultiOption Flex/Single/Select ...........................................       (7,146)       3,752       (3,307)      15,031
     MultiOption Classic/Achiever .............................................           --           --           --           --
     MegAnnuity ...............................................................           48           56           --          134
     Adjustable Income Annuity ................................................           --           --           --           --
  Annuity benefit payments:
     MultiOption Flex/Single/Select ...........................................     (342,750)    (205,229)     (22,024)    (671,498)
     MultiOption Classic/Achiever .............................................           --           --           --           --
     MegAnnuity ...............................................................       (7,511)      (1,898)          --      (29,455)
     Adjustable Income Annuity ................................................           --           --           --           --
                                                                                ------------  -----------  -----------  -----------

Increase (decrease) in net assets from contract transactions ..................   10,052,067   (5,636,664)  25,737,977    9,665,656
                                                                                ------------  -----------  -----------  -----------

Increase (decrease) in net assets .............................................   76,109,814  (10,760,876)  27,837,501   78,566,431

Net assets at the beginning of year ...........................................  264,331,794  133,972,916   49,909,087  489,966,528
                                                                                ------------  -----------  -----------  -----------

Net assets at the end of year ................................................. $340,441,608  123,212,040   77,746,588  568,532,959
                                                                                ============  ===========  ===========  ===========



                                                                                              Segregated Sub-Accounts
                                                                                  -----------------------------------------------
                                                                                     Mortgage          Index          Capital
                                                                                    Securities          500         Appreciation
                                                                                  -------------    -------------    -------------
Operations:
  Investment income (loss) - net ..............................................       4,665,416        1,866,651       (3,104,264)
  Net realized gains on investments ...........................................          53,448       32,225,807       48,390,103
  Net change in unrealized appreciation or depreciation
     of investments ...........................................................      (3,945,102)      31,274,622        4,294,708
                                                                                  -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations ...............         773,762       65,367,080       49,580,547
                                                                                  -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
     MultiOption Flex/Single/Select ...........................................      23,575,223       88,025,964       29,786,676
     MultiOption Classic/Achiever .............................................         996,373        2,125,515          693,669
     MegAnnuity ...............................................................         703,369        5,724,390        1,390,385
     Adjustable Income Annuity ................................................              --       16,412,426               --
  Contract terminations, withdrawal payments and charges:
     MultiOption Flex/Single/Select ...........................................     (24,617,363)     (63,918,267)     (48,734,480)
     MultiOption Classic/Achiever .............................................            (210)            (859)             (92)
     MegAnnuity ...............................................................        (204,506)      (4,957,879)      (2,322,797)
     Adjustable Income Annuity ................................................              --       (1,040,198)              --
  Actuarial adjustments for mortality experience on annuities in payment period:
     MultiOption Flex/Single/Select ...........................................           3,502           (2,381)         (13,552)
     MultiOption Classic/Achiever .............................................              --               --               --
     MegAnnuity ...............................................................              --              279               22
     Adjustable Income Annuity ................................................              --           30,526               --
  Annuity benefit payments:
     MultiOption Flex/Single/Select ...........................................        (149,006)        (428,960)        (330,639)
     MultiOption Classic/Achiever .............................................              --               --               --
     MegAnnuity ...............................................................              --           (5,714)          (2,897)
     Adjustable Income Annuity ................................................              --       (1,531,959)              --
                                                                                  -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ..................         307,382       40,432,883      (19,533,705)
                                                                                  -------------    -------------    -------------

Increase (decrease) in net assets .............................................       1,081,144      105,799,963       30,046,842

Net assets at the beginning of year ...........................................      97,408,573      321,468,279      269,318,233
                                                                                  -------------    -------------    -------------

Net assets at the end of year .................................................      98,489,717      427,268,242      299,365,075
                                                                                  =============    =============    =============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                          Year Ended December 31, 1999


                                                                                               Segregated Sub-Accounts
                                                                                   -----------------------------------------------
                                                                                                                        Maturing
                                                                                                         Small         Government
                                                                                   International        Company           Bond
                                                                                       Stock             Growth           2002
                                                                                   -------------    -------------    -------------
Operations:
  Investment income (loss) - net ...............................................   $   2,743,801       (1,497,500)         332,553
  Net realized gains on investments ............................................      16,928,262        3,744,050           18,347
  Net change in unrealized appreciation or depreciation
     of investments ............................................................      18,877,885       47,912,509         (462,548)
                                                                                   -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations ................      38,549,948       50,159,059         (111,648)
                                                                                   -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
     MultiOption Flex/Single/Select ............................................      22,772,482       16,000,752        2,421,924
     MultiOption Classic/Achiever ..............................................         900,786          627,050           21,644
     MegAnnuity ................................................................         992,032          994,221        2,626,630
     Adjustable Income Annuity .................................................              --               --               --
  Contract terminations, withdrawal payments and charges:
     MultiOption Flex/Single/Select ............................................     (43,506,808)     (30,229,689)      (1,644,661)
     MultiOption Classic/Achiever ..............................................            (103)             (64)              (2)
     MegAnnuity ................................................................      (1,948,801)      (1,165,442)          (4,962)
     Adjustable Income Annuity .................................................              --               --               --
  Actuarial adjustments for mortality experience on annuities in payment period:
     MultiOption Flex/Single/Select ............................................         (16,316)          (9,224)              33
     MultiOption Classic/Achiever ..............................................              --               --               --
     MegAnnuity ................................................................              68               (3)              --
     Adjustable Income Annuity .................................................              --               --               --
  Annuity benefit payments:
     MultiOption Flex/Single/Select ............................................        (288,178)        (214,932)          (2,553)
     MultiOption Classic/Achiever ..............................................              --               --               --
     MegAnnuity ................................................................         (12,104)          (1,418)              --
     Adjustable Income Annuity .................................................              --               --               --
                                                                                   -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ...................     (21,106,942)     (13,998,749)       3,418,053
                                                                                   -------------    -------------    -------------

Increase (decrease) in net assets ..............................................      17,443,006       36,160,310        3,306,405

Net assets at the beginning of year ............................................     208,892,703      129,255,925        6,852,927
                                                                                   -------------    -------------    -------------

Net assets at the end of year ..................................................   $ 226,335,709      165,416,235       10,159,332
                                                                                   =============    =============    =============



                                                                                                Segregated Sub-Accounts
                                                                                   -----------------------------------------------
                                                                                       Maturing         Maturing
                                                                                      Government       Government
                                                                                         Bond             Bond            Value
                                                                                         2006             2010            Stock
                                                                                   -------------    -------------    -------------
Operations:
  Investment income (loss) - net ...............................................         297,202          165,767        2,287,140
  Net realized gains on investments ............................................          47,949           16,366        2,634,652
  Net change in unrealized appreciation or depreciation
     of investments ............................................................        (960,318)        (913,774)      (6,443,650)
                                                                                   -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations ................        (615,167)        (731,641)      (1,521,858)
                                                                                   -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
     MultiOption Flex/Single/Select ............................................       1,526,636        2,030,474       18,700,154
     MultiOption Classic/Achiever ..............................................         103,443            4,215          393,048
     MegAnnuity ................................................................          88,210              230          649,546
     Adjustable Income Annuity .................................................              --               --               --
  Contract terminations, withdrawal payments and charges:
     MultiOption Flex/Single/Select ............................................      (1,675,064)      (1,957,748)     (37,110,285)
     MultiOption Classic/Achiever ..............................................             (12)              --              (51)
     MegAnnuity ................................................................          (4,530)         (23,905)      (1,172,623)
     Adjustable Income Annuity .................................................              --               --               --
  Actuarial adjustments for mortality experience on annuities in payment period:
     MultiOption Flex/Single/Select ............................................           1,110            1,057             (570)
     MultiOption Classic/Achiever ..............................................              --               --               --
     MegAnnuity ................................................................             168               57             (133)
     Adjustable Income Annuity .................................................              --               --               --
  Annuity benefit payments:
     MultiOption Flex/Single/Select ............................................         (30,605)         (29,386)        (260,590)
     MultiOption Classic/Achiever ..............................................              --               --               --
     MegAnnuity ................................................................          (3,409)            (403)          (1,581)
     Adjustable Income Annuity .................................................              --               --               --
                                                                                   -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ...................           5,947           24,591      (18,803,085)
                                                                                   -------------    -------------    -------------

Increase (decrease) in net assets ..............................................        (609,220)        (707,050)     (20,324,943)

Net assets at the beginning of year ............................................       6,868,481        5,644,926      154,497,444
                                                                                   -------------    -------------    -------------

Net assets at the end of year ..................................................       6,259,261        4,937,876      134,172,501
                                                                                   =============    =============    =============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                          Year Ended December 31, 1999


                                                                                               Segregated Sub-Accounts
                                                                                 -------------------------------------------------
                                                                                    Small
                                                                                   Company       Global     Index 400    Macro-Cap
                                                                                    Value         Bond       Mid-Cap       Value
                                                                                 -----------   ----------   ----------  ----------
Operations:
  Investment income (loss) - net ...............................................      13,997      495,388      (80,339)    (91,220)
  Net realized gains (losses) on investments ...................................    (161,587)       3,156    1,397,946     854,950
  Net change in unrealized appreciation or depreciation
     of investments ............................................................    (145,818)  (3,362,094)     631,352      78,827
                                                                                 -----------   ----------   ----------  ----------

Net increase (decrease) in net assets resulting from operations ................    (293,408)  (2,863,550)   1,948,959     842,557
                                                                                 -----------   ----------   ----------  ----------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
     MultiOption Flex/Single/Select ............................................   3,951,669    5,402,475    6,644,292   9,106,528
     MultiOption Classic/Achiever ..............................................     172,769      339,782      398,478     237,806
     MegAnnuity ................................................................     132,181       91,001      195,712     316,809
     Adjustable Income Annuity .................................................          --           --           --          --
  Contract terminations, withdrawal payments and charges:
     MultiOption Flex/Single/Select ............................................  (1,399,857)  (2,969,821)  (1,850,467) (2,069,201)
     MultiOption Classic/Achiever ..............................................        (331)         (37)         (73)        (20)
     MegAnnuity ................................................................    (264,558)      (1,089)    (126,401)    (13,417)
     Adjustable Income Annuity .................................................          --           --           --          --
  Actuarial adjustments for mortality experience on annuities in payment period:
     MultiOption Flex/Single/Select ............................................       1,175          138          188         372
     MultiOption Classic/Achiever ..............................................          --           --           --          --
     MegAnnuity ................................................................          --            1           (2)          1
     Adjustable Income Annuity .................................................          --           --           --          --
  Annuity benefit payments:
     MultiOption Flex/Single/Select ............................................     (32,243)     (17,940)     (15,257)    (18,875)
     MultiOption Classic/Achiever ..............................................          --           --           --          --
     MegAnnuity ................................................................         (24)         (25)         (25)        (48)
     Adjustable Income Annuity .................................................          --           --           --          --
                                                                                 -----------   ----------   ----------  ----------

Increase in net assets from contract transactions ..............................   2,560,781    2,844,485    5,246,445   7,559,955
                                                                                 -----------   ----------   ----------  ----------

Increase (decrease) in net assets ..............................................   2,267,373      (19,065)   7,195,404   8,402,512

Net assets at the beginning of year ............................................   7,851,143   30,823,257    9,358,774  10,209,903
                                                                                 -----------   ----------   ----------  ----------

Net assets at the end of year .................................................. $10,118,516   30,804,192   16,554,178  18,612,415
                                                                                 ===========   ==========   ==========  ==========


                                                                                              Segregated Sub-Accounts
                                                                                   --------------------------------------------
                                                                                                       Real          Templeton
                                                                                     Micro-Cap        Estate        Developing
                                                                                      Growth        Securities        Markets
                                                                                   ------------    ------------    ------------
Operations:
  Investment income (loss) - net ...............................................       (159,687)        215,182         (22,073)
  Net realized gains (losses) on investments ...................................        456,444        (117,722)        (27,891)
  Net change in unrealized appreciation or depreciation
     of investments ............................................................     15,639,140        (383,438)      2,207,898
                                                                                   ------------    ------------    ------------


Net increase (decrease) in net assets resulting from operations ................     15,935,897        (285,978)      2,157,934
                                                                                   ------------    ------------    ------------


Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
     MultiOption Flex/Single/Select ............................................      9,266,982         898,091       4,760,534
     MultiOption Classic/Achiever ..............................................        626,486          16,835         290,558
     MegAnnuity ................................................................        249,289          49,362      27,247,119
     Adjustable Income Annuity .................................................             --              --              --
  Contract terminations, withdrawal payments and charges:
     MultiOption Flex/Single/Select ............................................     (1,687,229)       (582,994)     (1,303,383)
     MultiOption Classic/Achiever ..............................................            (83)             (2)           (206)
     MegAnnuity ................................................................         (3,824)         (2,110)    (26,984,731)
     Adjustable Income Annuity .................................................             --              --              --
  Actuarial adjustments for mortality experience on annuities in payment period:
     MultiOption Flex/Single/Select ............................................            145              --           1,015
     MultiOption Classic/Achiever ..............................................             --              --              --
     MegAnnuity ................................................................             (1)             --            (760)
     Adjustable Income Annuity .................................................             --              --              --
  Annuity benefit payments:
     MultiOption Flex/Single/Select ............................................        (18,746)         (1,442)        (81,211)
     MultiOption Classic/Achiever ..............................................             --              --              --
     MegAnnuity ................................................................            (32)             --             (13)
     Adjustable Income Annuity .................................................             --              --              --
                                                                                   ------------    ------------    ------------


Increase in net assets from contract transactions ..............................      8,432,987         377,740       3,928,922
                                                                                   ------------    ------------    ------------


Increase (decrease) in net assets ..............................................     24,368,884          91,762       6,086,856


Net assets at the beginning of year ............................................      7,241,667       5,075,867       3,016,935
                                                                                   ------------    ------------    ------------


Net assets at the end of year ..................................................     31,610,551       5,167,629       9,103,791
                                                                                   ============    ============    ============


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

(1)   ORGANIZATION AND BASIS OF PRESENTATION

      The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers six types of contracts each consisting of twenty-eight segregated sub-accounts to which contract owners may allocate their purchase payments. The Account charges a mortality and expense risk charge, which varies based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

      The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the twenty-eight segregated sub accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc. (the Fund), Franklin Templeton Variable Insurance Products Trust, Fidelity Variable Products Insurance Fund, Janus Aspen Series, and Warburg Pincus Trust (collectively, the Underlying Funds). The Advantus Series Fund Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Global Bond Portfolio which is non-diversified), open-end management investment company.

      Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400, Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Market Securities, Templeton Asset Strategy, Franklin Small Cap, Fidelity VIP Mid-Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Capital Appreciation, Janus International Growth, and Warburg Pincus Global Post-Venture Capital segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400, Mid-Cap, Macro-Cap Value, Micro-Cap Growth, and Real Estate Securities, Templeton Developing Market Securities, Templeton Asset Strategy, and Franklin Small Cap--Class 2 of Franklin Templeton Variable Insurance Products Trust, Fidelity VIP Mid Cap, Fidelity VIP Contrafund, Fidelity VIP Equity Income--Service Class 2 shares of Fidelity Variable Insurance Products Fund, Capital Appreciation Portfolio and International Growth Portfolio--Service Shares of Janus Aspen Series, and Global Post-Venture Capital Portfolio of Warburg Pincus Trust, respectively.


      Ascend Financial Services, Inc. acts as the underwriter for the Account. Advantus Capital Management, Inc. acts as the investment adviser for the Fund. Ascend Financial Services, Inc. is a wholly owned subsidiary of Advantus Capital Management, Inc. which in turn is a wholly owned subsidiary of Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

      INVESTMENTS IN UNDERLYING FUNDS

      Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the segregated sub-accounts on the ex-dividend date.

      FEDERAL INCOME TAXES

      The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds.

      CONTRACTS IN ANNUITY PAYMENT PERIOD

      MULTIOPTION FLEX/SINGLE/SELECT AND MULTIOPTION CLASSIC/ACHIEVER:

      Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

      MEGANNUITY:
      Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table, using an assumed interest rate of
      3.5 percent.

      ADJUSTABLE INCOME ANNUITY:
      Annuity reserves are computed for currently payable contracts according to the Individual Annuity 1983 Table A using an assumed interest rate of 4.5 percent. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS

      MULTIOPTION FLEX/SINGLE/SELECT:
      The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.4 percent of the average daily net assets of the Account.

      A contingent deferred sales charge paid may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. Total sales charges deducted from redemption proceeds for the years ended December 31, 2000 and 1999 amounted to $4,223,316 and $4,481,055, respectively.

      MULTIOPTION CLASSIC/ACHIEVER:
      The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.4 percent of the average daily net assets of the Account.

      The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than
      0.40 percent of the average daily net assets of the Account.

      A contingent deferred sales charge paid may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. Total sales charges deducted from redemption proceeds for the years ended December 31, 2000 and 1999 amounted to $60,773 and $0, respectively.

      MEGANNUITY:
      The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than
      0.35 percent of the average daily net assets of the Account.

      Premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.5 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2000 and 1999.

                            VARIABLE ANNUITY ACCOUNT

      ADJUSTABLE INCOME ANNUITY:

      The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.4 percent of the average daily net assets of the Account.

      The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

      Contract purchase payments for Adjustable Income Annutiy are reflected net of the following charges paid Minnesota Life:

                  A sales charge ranging from 3.75 to 4.5 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. Total sales charges deducted from contract purchase payments for the years ended December 31, 2000 and 1999 amounted to $2,172 and $9,925, respectively.

                  A risk charge in the amount of 1.25 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2 percent. Total risk charges deducted from contract purchase payments for the years ended December 31, 2000 and 1999 amounted to $48,644 and $119,048, respectively.

                  A premium tax charge of up to 3.5 percent is deducted from each contract purchase payment. Total premium tax charges deducted from contract purchase payments for the years ended December 31, 2000 and 1999 amounted to $80 and $3,773, respectively.

To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus Capital Management, Inc, an affiliate of Minnesota Life. The advisory fee agreement provides for payments ranging from .15% to .95% of average daily net assets. In addition, the Advantus Series Fund, Inc. has adopted a Rule 12b-1 distribution plan covering all it's portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to .25% of average daily net assets to Ascend Financial Services, Inc., an affiliate of Minnesota Life.

                                VARIABLE ANNUITY ACCOUNT

(4) The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the period ended December 31, 2000:


Growth ....................................................      $    54,975,314
Bond ......................................................           22,130,312
Money Market ..............................................           79,960,851
Asset Allocation ..........................................           92,240,806
Mortgage Securities .......................................           24,345,410
Index 500 .................................................           70,542,166
Capital Appreciation ......................................           49,106,705
International Stock .......................................           45,004,153
Small Company Growth ......................................           39,720,629
Maturing Government Bond 2002 .............................              967,603
Maturing Government Bond 2006 .............................              861,217
Maturing Government Bond 2010 .............................            1,173,755
Value Stock ...............................................           12,487,980
Small Company Value .......................................            5,948,302
Global Bond ...............................................            6,290,270
Index 400 Mid-Cap .........................................           12,015,538
Macro-Cap Value ...........................................            7,875,426
Micro-Cap Growth ..........................................           33,258,374
Real Estate Securities ....................................            2,511,632
Templeton Developing Market Securities Fund ...............            6,471,261
Templeton Asset Strategy Fund .............................              188,873
Franklin Small Cap Fund ...................................            2,861,084
Fidelity VIP Mid Cap ......................................           19,484,611
Fidelity VIP Contrafund ...................................           21,428,565
Fidelity VIP Equity-Income ................................           10,072,489
Janus Capital Appreciation ................................           39,214,281
Janus International Growth ................................           30,299,285
Warburg Pincus Global Post-Venture Capital ................              809,592


                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION FLEX/SINGLE/SELECT

      Transactions in units for each segregated sub-account for the periods ended December 31, 2000 and 1999 were as follows:



                                                                                SEGREGATED SUB-ACCOUNTS
                                                ---------------------------------------------------------------------------------
                                                                                      MONEY             ASSET           MORTGAGE
                                                    GROWTH            BOND            MARKET          ALLOCATION       SECURITIES
                                                 ------------     ------------     ------------     ------------     ------------

      Units outstanding at
          December 31, 1998 ................      47,805,851       51,341,159       27,959,675      120,373,228       41,507,338
                    Contract purchase
                        payments ...........       9,013,901        8,746,000       56,607,809       19,260,225       10,151,505
                    Contract terminations,
                         withdrawal payments
                        and charges ........      (7,603,095)     (11,627,689)     (43,366,868)     (18,111,054)     (10,721,250)
                                                  -----------     ------------     ------------     ------------     ------------
      Units outstanding at
          December 31, 1999 ................      49,216,657       48,459,470       41,200,616      121,522,399       40,937,593
                     Contract purchase
                         payments ..........       4,069,809        3,108,355       18,766,332        6,626,958        3,538,391
                    Contract terminations,
                         withdrawal payments
                          and charges ......      (8,545,158)     (10,619,231)     (39,634,127)     (17,625,378)      (9,153,547)
                                                  -----------     ------------     ------------     ------------     ------------

      Units outstanding at
           December 31, 2000 ...............      44,741,308       40,948,594       20,332,821      110,523,979       35,322,437
                                                  ===========     ============     ============     ============     ============


                            VARIABLE ANNUITY ACCOUNT


 (5)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION FLEX/SINGLE/SELECT
      - CONTINUED



                                                                      SEGREGATED SUB-ACCOUNTS
                                      ----------------------------------------------------------------------------
                                                                                         SMALL           MATURING
                                          INDEX          CAPITAL        INTERNATIONAL   COMPANY         GOVERNMENT
                                           500        APPRECIATION          STOCK       GROWTH          BOND 2002
                                      -------------  --------------   --------------- ------------     -----------

Units outstanding at
   December 31, 1998 .............     60,268,563      53,894,481      99,956,739      69,789,850       4,526,963
            Contract purchase
               payments ..........     16,766,526       6,273,116      10,351,698       8,682,270       1,794,875
            Contract terminations,
               withdrawal payments
              and charges ........    (12,299,226)    (10,441,711)    (20,324,515)    (16,750,196)     (1,231,344)
                                      ------------    ------------    ------------    ------------     -----------

Units outstanding at
   December 31, 1999 .............     64,735,863      49,725,886      89,983,922      61,721,924       5,090,494
            Contract purchase
               payments ..........      6,100,097       2,568,458       5,998,945       6,971,325         146,581
            Contract terminations,
               withdrawal payments
              and charges ........    (13,416,073)     (8,556,553)    (17,139,284)    (10,351,772)       (789,454)
                                      ------------    ------------    ------------    ------------     -----------


Units outstanding at
   December 31, 2000 .............     57,419,887      43,737,791      78,843,583      58,341,477       4,447,621
                                      ============    ============    ============    ============     ===========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION FLEX/SINGLE/SELECT - CONTINUED


                                                                                SEGREGATED SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                       MATURING        MATURING                           SMALL
                                                      GOVERNMENT      GOVERNMENT         VALUE           COMPANY           GLOBAL
                                                       BOND 2006       BOND 2010         STOCK            VALUE             BOND
                                                      ----------      ----------      -----------      -----------      -----------
Units outstanding at
   December 31, 1998 ............................      3,881,227       3,046,112       69,982,001        7,555,601       26,841,306
            Contract purchase
                payments ........................      1,057,788       1,311,371        8,642,347        4,423,543        4,935,728
            Contract terminations,
                 withdrawal payments
                and charges .....................     (1,162,822)     (1,277,639)     (17,394,008)      (1,556,437)      (2,794,846)
                                                      ----------      ----------      -----------      -----------      -----------

Units outstanding at
   December 31, 1999 ............................      3,776,193       3,079,844       61,230,340       10,422,707       28,982,189
            Contract purchase
                payments ........................        204,580         194,573        3,841,699        3,841,143        3,063,104
            Contract terminations,
                 withdrawal payments
                and charges .....................       (695,657)       (739,699)     (16,214,869)      (2,382,902)      (2,250,784)
                                                      ----------      ----------      -----------      -----------      -----------

Units outstanding at
   December 31, 2000 ............................      3,285,116       2,534,718       48,857,170       11,880,948       29,794,509
                                                      ==========      ==========      ===========      ===========      ===========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION FLEX/SINGLE/SELECT - CONTINUED


                                                                                       SEGREGATED SUB-ACCOUNTS
                                                             -----------------------------------------------------------------------
                                                              INDEX 400           MACRO-CAP           MICRO-CAP          REAL ESTATE
                                                               MID-CAP              VALUE              GROWTH            SECURITIES
                                                             -----------         -----------         -----------         ----------
Units outstanding at
   December 31, 1998 ................................          7,779,280           8,485,870           6,922,652          5,887,391
            Contract purchase
                payments ............................          5,548,904           7,490,929           6,292,561          1,053,185
            Contract terminations,
                 withdrawal payments
                and charges .........................         (1,546,758)         (1,700,092)         (1,223,071)          (698,502)
                                                             -----------         -----------         -----------         ----------

Units outstanding at
   December 31, 1999 ................................         11,781,426          14,276,707          11,992,142          6,242,074
            Contract purchase
                payments ............................          4,431,877           4,431,030           7,783,876          1,485,072
            Contract terminations,
                 withdrawal payments
                and charges .........................         (4,337,690)         (2,760,283)         (3,472,302)          (523,435)
                                                             -----------         -----------         -----------         ----------

Units outstanding at
   December 31, 2000 ................................         11,875,613          15,947,454          16,303,716          7,203,711
                                                             ===========         ===========         ===========         ==========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION FLEX/SINGLE/SELECT - CONTINUED

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                              ----------------------------------------------------------------------
                                                               TEMPLETON           TEMPLETON
                                                               DEVELOPING            ASSET           FRANKLIN           FIDELITY VIP
                                                                MARKETS            STRATEGY         SMALL CAP              MID CAP
                                                              -----------          ---------        ----------          ------------
Units outstanding at
   December 31, 1998 ................................           4,908,432             --                  --                   --
            Contract purchase
                payments ............................           6,838,408             --                  --                   --
            Contract terminations,
                 withdrawal payments
                and charges .........................          (1,929,494)            --                  --                   --
                                                              -----------

Units outstanding at
   December 31, 1999 ................................           9,817,346             --                  --                   --
            Contract purchase
                payments ............................           5,921,146           36,964           1,297,687           11,978,605
            Contract terminations,
                 withdrawal payments
                and charges .........................          (3,455,645)          (1,074)            (11,522)            (924,447)
                                                              -----------          -------          ----------          -----------

Units outstanding at
   December 31, 2000 ................................          12,282,847           35,890           1,286,165           11,054,158
                                                              ===========          =======          ==========          ===========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION FLEX/SINGLE/SELECT - CONTINUED

                                                                               SEGREGATED SUB-ACCOUNTS
                                              --------------------------------------------------------------------------------------
                                                                                  JANUS ASPEN       JANUS ASPEN      WARBURG PINCUS
                                              FIDELITY VIP     FIDELITY VIP         CAPITAL        INTERNATIONAL       GLOBAL POST
                                               CONTRAFUND      EQUITY-INCOME      APPRECIATION        GROWTH         VENTURE CAPITAL
                                              ------------     -------------      ------------     -------------     ---------------
Units outstanding at
   December 31, 1999 ....................            --               --                --                --                --
            Contract purchase
                payments ................      14,119,670        6,105,114        27,008,407        20,021,442           320,561
            Contract terminations,
                 withdrawal payments
                and charges .............        (861,120)        (655,873)       (2,099,804)       (1,463,574)           (8,696)
                                              -----------       ----------       -----------       -----------          --------

Units outstanding at
   December 31, 2000 ....................      13,258,550        5,449,241        24,908,603        18,557,868           311,865
                                              ===========       ==========       ===========       ===========          ========

                            VARIABLE ANNUITY ACCOUNT


(5)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER

     Transactions in units for each segregated sub-account for the periods ended December 31, 2000 and 1999 were as follows:


                                                                                  SEGREGATED SUB-ACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                                                          MONEY            ASSET          MORTGAGE
                                                         GROWTH           BOND            MARKET         ALLOCATION      SECURITIES
                                                      -----------      ----------      -----------      -----------      ----------
Units outstanding at
   December 31, 1998 ............................            --              --               --               --              --
             Contract purchase
                 payments .......................       1,609,477         766,440        3,993,816        4,265,438         989,144
             Contract terminations,
                  withdrawal payments
                 and charges ....................            (518)           (588)        (620,941)        (969,313)            (71)
                                                      -----------      ----------      -----------      -----------      ----------
Units outstanding at
   December 31, 1999 ............................       1,608,959         765,852        3,372,875        3,296,125         989,073
             Contract purchase
                 payments .......................      11,749,866       6,494,207       40,856,102       20,172,496       8,745,964
             Contract terminations,
                  withdrawal payments
                 and charges ....................      (1,362,184)       (636,160)     (30,551,007)      (2,214,577)       (573,977)
                                                      -----------      ----------      -----------      -----------      ----------

 Units outstanding at
    December 31, 2000 ...........................      11,996,641       6,623,899       13,677,970       21,254,044       9,161,060
                                                      ===========      ==========      ===========      ===========      ==========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED


                                                                                  SEGREGATED SUB-ACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                                                                              SMALL       MATURING
                                                         INDEX            CAPITAL       INTERNATIONAL        COMPANY      GOVERNMENT
                                                          500          APPRECIATION        STOCK             GROWTH       BOND 2002
                                                      -----------      ------------     -------------      ----------     ---------
Units outstanding at
   December 31, 1998 ...........................             --               --               --               --            --
             Contract purchase
                 payments ......................        2,039,531          602,909          888,642          503,561        21,585
             Contract terminations,
                  withdrawal payments
                 and charges ...................             (572)            --               --               --            --
                                                      -----------       ----------       ----------       ----------      --------
Units outstanding at
   December 31, 1999 ...........................        2,038,959          602,909          888,642          503,561        21,585
             Contract purchase
                 payments ......................       16,356,635        5,236,081        5,814,947        5,987,582       279,691
             Contract terminations,
                  withdrawal payments
                 and charges ...................       (1,306,925)        (553,398)        (467,204)        (877,925)      (19,005)
                                                      -----------       ----------       ----------       ----------      --------

 Units outstanding at
    December 31, 2000 ..........................       17,088,669        5,285,592        6,236,385        5,613,218       282,271
                                                      ===========       ==========       ==========       ==========      ========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED


                                                                                    SEGREGATED SUB-ACCOUNTS
                                                    --------------------------------------------------------------------------------
                                                     MATURING        MATURING                             SMALL
                                                    GOVERNMENT      GOVERNMENT          VALUE             COMPANY           GLOBAL
                                                     BOND 2006       BOND 2010          STOCK             VALUE              BOND
                                                    ----------      ----------        ----------        ----------        ----------
Units outstanding at
   December 31, 1998 .........................           --              --                --                --                --
            Contract purchase
                payments .....................        102,972           4,254           392,479           179,591           342,453
            Contract terminations,
                 withdrawal payments
                and charges ..................           --              --                --                (325)             --
                                                     --------        --------        ----------        ----------        ----------

Units outstanding at
   December 31, 1999 .........................        102,972           4,254           392,479           179,266           342,453
            Contract purchase
                payments .....................        177,843         509,229         3,161,866         1,915,527         3,199,129
            Contract terminations,
                 withdrawal payments
                and charges ..................        (10,502)        (29,437)         (199,887)         (132,981)         (216,678)
                                                     --------        --------        ----------        ----------        ----------

Units outstanding at
   December 31, 2000 .........................        270,313         484,046         3,354,458         1,961,812         3,324,904
                                                     ========        ========        ==========        ==========        ==========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED


                                                                                         SEGREGATED SUB-ACCOUNTS
                                                               ---------------------------------------------------------------------

                                                               INDEX 400            MACRO-CAP           MICRO-CAP        REAL ESTATE
                                                                MID-CAP               VALUE              GROWTH           SECURITIES
                                                               ----------          ----------          ----------        -----------
Units outstanding at
   December 31, 1998 .................................               --                  --                  --                --
            Contract purchase
                payments .............................            398,475             236,331             420,716            17,691
            Contract terminations,
                 withdrawal payments
                and charges ..........................               --                  --                  --                --
                                                               ----------          ----------          ----------          --------

Units outstanding at
   December 31, 1999 .................................            398,475             236,331             420,716            17,691
            Contract purchase
                payments .............................          2,427,079           1,889,404           3,315,400           505,915
            Contract terminations,
                 withdrawal payments
                and charges ..........................           (191,036)           (258,195)           (559,193)          (52,417)
                                                               ----------          ----------          ----------          --------

Units outstanding at
   December 31, 2000 .................................          2,634,518           1,867,540           3,176,923           471,189
                                                               ==========          ==========          ==========          ========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                 -------------------------------------------------------------------
                                                                 TEMPLETON          TEMPLETON
                                                                 DEVELOPING            ASSET          FRANKLIN          FIDELITY VIP
                                                                  MARKETS            STRATEGY         SMALL CAP           MID CAP
                                                                 ----------         ---------         ---------         ------------
Units outstanding at
   December 31, 1998 ...................................               --               --                 --                  --
            Contract purchase
                payments ...............................            268,416             --                 --                  --
            Contract terminations,
                 withdrawal payments
                and charges ............................               (184)            --                 --                  --
                                                                 ----------

Units outstanding at
   December 31, 1999 ...................................            268,232             --                 --                  --
            Contract purchase
                payments ...............................          2,116,526          161,983          1,858,396           4,248,792
            Contract terminations,
                 withdrawal payments
                and charges ............................           (204,790)            --               (5,834)           (404,137)
                                                                 ----------          -------          ---------          ----------

Units outstanding at
   December 31, 2000 ...................................          2,179,968          161,983          1,852,562           3,844,655
                                                                 ==========          =======         ==========          ==========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED

                                                                         SEGREGATED SUB-ACCOUNTS
                                            -------------------------------------------------------------------------------------
                                                                               JANUS ASPEN        JANUS ASPEN     WARBURG PINCUS
                                            FIDELITY VIP       FIDELITY VIP      CAPITAL         INTERNATIONAL      GLOBAL POST
                                             CONTRAFUND       EQUITY-INCOME    APPRECIATION        GROWTH         VENTURE CAPITAL
                                            ------------      -------------    ------------      -------------    ---------------
Units outstanding at
   December 31, 1999 ..................            --               --                --               --                --
            Contract purchase
                payments ..............       6,596,582        3,337,156        11,178,419        7,262,190           549,912
            Contract terminations,
                 withdrawal payments
                and charges ...........        (190,823)        (156,139)         (480,909)        (483,823)             --
                                             ----------       ----------       -----------       ----------           -------

Units outstanding at
   December 31, 2000 ..................       6,405,759        3,181,017        10,697,510        6,778,367           549,912
                                             ==========       ==========       ===========       ==========           =======

                            VARIABLE ANNUITY ACCOUNT


(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY

         Transactions in units for each segregated sub-account for the periods ended December 31, 2000 and 1999 were as follows:


                                                                         SEGREGATED SUB-ACCOUNTS
                                        --------------------------------------------------------------------------------------
                                                                                MONEY              ASSET          MORTGAGE
                                             GROWTH             BOND            MARKET          ALLOCATION       SECURITIES
                                        ----------------   --------------  ----------------  ----------------  ---------------
Units outstanding at
   December 31, 1998..................        1,628,467        2,162,866         1,463,714         1,987,162          686,079
             Contract purchase
                 payments.............          545,679          646,495        22,001,268           465,525          272,542
             Contract terminations,
                  withdrawal payments
                 and charges..........         (400,427)        (570,961)      (22,289,191)         (374,401)         (79,722)
                                        ----------------   --------------  ----------------  ----------------  ---------------
Units outstanding at
   December 31, 1999..................        1,773,719        2,238,400         1,175,791         2,078,286          878,899
             Contract purchase
                 payments.............          564,866          134,867           529,420           253,025          105,762
             Contract terminations,
                  withdrawal payments
                 and charges..........         (386,741)        (696,805)         (577,244)         (310,224)        (360,970)
                                        ----------------   --------------  ----------------  ----------------  ---------------

 Units outstanding at
    December 31, 2000.................        1,951,844        1,676,462         1,127,967         2,021,087          623,691
                                        ================   ==============  ================  ================  ===============

                            VARIABLE ANNUITY ACCOUNT


(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY - CONTINUED

                                                                          SEGREGATED SUB-ACCOUNTS
                                        --------------------------------------------------------------------------------------
                                                                                                 SMALL           MATURING
                                           INDEX              CAPITAL       INTERNATIONAL       COMPANY         GOVERNMENT
                                            500            APPRECIATION         STOCK            GROWTH          BOND 2002
                                        ----------------   --------------  ----------------  ----------------  ---------------
Units outstanding at
   December 31, 1998..................        2,780,306        1,800,652         2,464,913         1,681,790          339,137
             Contract purchase
                 payments.............        1,111,383          301,006           431,585           483,647        1,798,442
             Contract terminations,
                  withdrawal payments
                 and charges                   (953,098)        (503,340)         (834,346)         (587,822)          (3,410)
                                        ----------------   --------------  ----------------  ----------------  ---------------
Units outstanding at
   December 31, 1999..................        2,938,591        1,598,318         2,062,152         1,577,615        2,134,169
             Contract purchase
                 payments.............          507,864          344,200         1,020,991           624,931                -
             Contract terminations,
                  withdrawal payments
                 and charges..........         (550,076)        (240,198)       (1,025,332)         (372,659)      (1,040,531)
                                        ----------------   --------------  ----------------  ----------------  ---------------
 Units outstanding at
    December 31, 2000.................        2,896,379        1,702,320         2,057,811         1,829,887        1,093,638
                                        ================   ==============  ================  ================  ===============

                            VARIABLE ANNUITY ACCOUNT


(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY - CONTINUED

                                                                         SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------
                                         MATURING           MATURING                            SMALL
                                        GOVERNMENT         GOVERNMENT         VALUE            COMPANY            GLOBAL
                                        BOND 2006          BOND 2010          STOCK             VALUE              BOND
                                       -----------------   --------------  ----------------  ----------------  ---------------
Units outstanding at
   December 31, 1998.................           223,035          107,403         1,260,342           361,348           42,644
            Contract purchase
                payments.............            48,690                -           281,549           143,713           84,240
            Contract terminations,
                 withdrawal payments
                and charges..........            (2,803)               -          (503,682)         (291,715)          (1,025)
                                       -----------------   --------------  ----------------  ----------------  ---------------

Units outstanding at
   December 31, 1999.................           268,923          107,403         1,038,209           213,346          125,858
            Contract purchase
                payments.............             3,028                -           213,038           154,761           72,597
            Contract terminations,
                 withdrawal payments
                and charges..........           (43,221)               -          (300,541)         (152,748)        (113,224)
                                       -----------------   --------------  ----------------  ----------------  ---------------

Units outstanding at
   December 31, 2000.................           228,730          107,403           950,706           215,359           85,231
                                       =================   ==============  ================  ================  ===============

                            VARIABLE ANNUITY ACCOUNT


(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY - CONTINUED

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                ------------------------------------------------------------------------------------

                                                      INDEX 400             MACRO-CAP           MICRO-CAP           REAL ESTATE
                                                       MID-CAP                VALUE              GROWTH              SECURITIES
                                                ---------------------   -----------------  -------------------  --------------------
         Units outstanding at
            December 31, 1998.................               217,613              97,581               71,594                12,024
                     Contract purchase
                         payments.............               164,052             252,625              157,939                55,427
                     Contract terminations,
                          withdrawal payments
                         and charges..........              (106,599)            (10,669)              (2,350)               (2,614)
                                                ---------------------   -----------------  -------------------  --------------------

         Units outstanding at
            December 31, 1999.................               275,066             339,537              227,183                64,837
                     Contract purchase
                         payments.............               189,682              22,752              308,820                98,742
                     Contract terminations,
                          withdrawal payments
                         and charges..........              (130,438)           (221,983)            (270,159)              (66,362)
                                                ---------------------   -----------------  -------------------  --------------------

         Units outstanding at
            December 31, 2000.................               334,310             140,306              265,844                97,217
                                                =====================   =================  ===================  ====================

                            VARIABLE ANNUITY ACCOUNT


(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY - CONTINUED

                                                                                SEGREGATED SUB-ACCOUNTS
                                                ------------------------------------------------------------------------------------
                                                      TEMPLETON             TEMPLETON
                                                     DEVELOPING               ASSET             FRANKLIN            FIDELITY VIP
                                                       MARKETS              STRATEGY            SMALL CAP             MID CAP
                                                ---------------------   -----------------  -------------------  --------------------
         Units outstanding at
            December 31, 1998..................              132,217                   -                    -                     -
                     Contract purchase
                         payments..............           33,973,859                   -                    -                     -
                     Contract terminations,
                          withdrawal payments
                         and charges...........          (33,721,543)                  -                    -                     -
                                                ---------------------

         Units outstanding at
            December 31, 1999..................              384,533                   -                    -                     -
                     Contract purchase
                         payments..............              256,858                 302                2,649               488,076
                     Contract terminations,
                          withdrawal payments
                         and charges...........             (404,800)                  -                   (8)              (23,193)
                                                -----------------------------------------  -------------------  --------------------

         Units outstanding at
            December 31, 2000..................              236,591                 302                2,641               464,883
                                                =====================   =================  ===================  ====================

                            VARIABLE ANNUITY ACCOUNT


(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY - CONTINUED

                                                                  SEGREGATED SUB-ACCOUNTS
                                       ---------------------------------------------------------------------------------------
                                                                              JANUS ASPEN      JANUS ASPEN      WARBURG PINCUS
                                         FIDELITY VIP       FIDELITY VIP        CAPITAL       INTERNATIONAL      GLOBAL POST
                                          CONTRAFUND        EQUITY-INCOME    APPRECIATION         GROWTH       VENTURE CAPITAL
                                       -----------------   --------------  ----------------  ----------------  ---------------
Units outstanding at
   December 31, 1999.................                 -                -                 -                 -                -
            Contract purchase
                payments.............           437,564          268,773           649,865           544,572            5,215
            Contract terminations,
                 withdrawal payments
                and charges..........            (6,901)         (21,652)          (26,352)          (92,745)               -
                                       -----------------   --------------  ----------------  ----------------  ---------------

Units outstanding at
   December 31, 2000.................           430,663          247,121           623,513           451,827            5,215
                                       =================   ==============  ================  ================  ===============

                            VARIABLE ANNUITY ACCOUNT

(6)    FINANCIAL HIGHLIGHTS - MULTIOPTION FLEX/SINGLE/SELECT

       The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated:

       GROWTH
       ------                                                                         YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------------
                                                                   2000           1999           1998         1997          1996
                                                               ------------    ----------      ---------    ---------    ----------
Unit value, beginning of year ...............................      $   6.62          5.34          4.01          3.04          2.63
                                                                   --------      --------      --------      --------      --------

Income from investment operations:

    Net investment income (loss) ............................          (.08)         (.05)         (.02)         (.02)         (.01)
    Net gains or losses on securities
       (both realized and unrealized) .......................         (1.43)         1.33          1.35           .99           .42
                                                                   --------      --------      --------      --------      --------

       Total from investment operations .....................         (1.51)         1.28          1.33           .97           .41
                                                                   --------      --------      --------      --------      --------

Unit value, end of year .....................................      $   5.11          6.62          5.34          4.01          3.04
                                                                   ========      ========      ========      ========      ========

       BOND
       ----                                                                           YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------------------------------
                                                                  2000           1999            1998          1997          1996
                                                               ------------   -----------     ----------   ----------    -----------

Unit value, beginning of year .............................        $   2.38          2.48          2.37          2.19          2.15
                                                                   --------      --------      --------      --------      --------

Income from investment operations:

    Net investment income .................................             .12           .10           .10           .09           .08
    Net gains or losses on securities
       (both realized and unrealized) .....................             .10          (.20)          .01           .09          (.04)
                                                                   --------      --------      --------      --------      --------

       Total from investment operations ...................             .22          (.10)          .11           .18           .04
                                                                   --------      --------      --------      --------      --------

Unit value, end of year ...................................        $   2.60          2.38          2.48          2.37          2.19
                                                                   ========      ========      ========      ========      ========

       MONEY MARKET
       ------------                                                                   YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------------------------------
                                                                   2000            1999         1998           1997           1996
                                                               --------------   ----------   ---------      -----------    ---------
       Unit value, beginning of year .......................       $   1.75          1.69          1.63          1.57          1.52
                                                                   --------      --------      --------      --------      --------

       Income from investment operations:

           Net investment income ...........................            .08           .06           .06           .06           .05
                                                                   --------      --------      --------      --------      --------

              Total from investment operations .............            .08           .06           .06           .06           .05
                                                                   --------      --------      --------      --------      --------

       Unit value, end of year .............................       $   1.83          1.75          1.69          1.63          1.57
                                                                   ========      ========      ========      ========      ========

                            VARIABLE ANNUITY ACCOUNT

       ASSET ALLOCATION
       ----------------                                                               YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------------
                                                                    2000         1999            1998          1997         1996
                                                               ------------  -------------   ------------   ----------  -----------

Unit value, beginning of year ..............................       $   4.51          3.96          3.25          2.76       2.49
                                                                   --------      --------      --------      --------   --------

Income from investment operations:

    Net investment income ..................................            .04           .13           .05           .04        .04
    Net gains or losses on securities
       (both realized and unrealized) ......................           (.55)          .42           .66           .45        .23
                                                                   --------      --------      --------      --------   --------

       Total from investment operations ....................           (.51)          .55           .71           .49        .27
                                                                   --------      --------      --------      --------   --------

Unit value, end of year ....................................       $   4.00          4.51          3.96          3.25       2.76
                                                                   ========      ========      ========      ========   ========

       MORTGAGE SECURITIES
       -------------------                                                            YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------------------
                                                                   2000           1999           1998         1997        1996
                                                               --------------   ----------    ----------   ----------- ----------
Unit value, beginning of year .............................        $   2.30          2.28          2.17          2.01       1.93
                                                                   --------      --------      --------      --------   --------

Income from investment operations:

    Net investment income .................................             .13           .11           .09           .10        .10
    Net gains or losses on securities
       (both realized and unrealized) .....................             .11          (.09)          .02           .06       (.02)
                                                                   --------      --------      --------      --------   --------

       Total from investment operations ...................             .24           .02           .11           .16        .08
                                                                   --------      --------      --------      --------   --------

Unit value, end of year ...................................        $   2.54          2.30          2.28          2.17       2.01
                                                                   ========      ========      ========      ========   ========

       INDEX 500
       --------                                                                      YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------------------
                                                                     2000          1999          1998          1997        1996
                                                               --------------   ----------    ----------    ---------- ----------

Unit value, beginning of year ............................         $   5.72          4.81          3.81          2.91       2.43
                                                                   --------      --------      --------      --------   --------

Income from investment operations:

    Net investment income ................................             (.03)          .02          (.02)         (.01)        -
    Net gains or losses on securities
       (both realized and unrealized) ....................             (.57)          .89          1.02           .91        .48
                                                                   --------      --------      --------      --------   --------

       Total from investment operations ..................             (.60)          .91          1.00           .90        .48
                                                                   --------      --------      --------      --------   --------

Unit value, end of year ..................................         $   5.12          5.72          4.81          3.81       2.91
                                                                   ========      ========      ========      ========   ========

                            VARIABLE ANNUITY ACCOUNT

       CAPITAL APPRECIATION
       --------------------
                                                                                     YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------------------
                                                                    2000           1999           1998         1997       1996
                                                               --------------  ------------   ------------  ----------- ---------
Unit value, beginning of year ...............................      $   5.76          4.79          3.71          2.93       2.52
                                                                   --------      --------      --------      --------   --------

Income from investment operations:

    Net investment income (loss) ............................          (.07)         (.06)         (.05)         (.04)      (.03)
    Net gains or losses on securities
       (both realized and unrealized) .......................          (.58)         1.03          1.13           .82        .44
                                                                   --------      --------      --------      --------   --------

       Total from investment operations .....................          (.65)          .97          1.08           .78        .41
                                                                   --------      --------      --------      --------   --------

Unit value, end of year .....................................      $   5.11          5.76          4.79          3.71       2.93
                                                                   ========      ========      ========      ========   =========

       INTERNATIONAL STOCK
       -------------------                                                            YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------------
                                                                     2000         1999          1998           1997        1996
                                                               -------------   -----------   ----------    ----------- ------------
Unit value, beginning of year ..............................       $   2.41         2.01          1.91          1.73       1.46
                                                                   --------     --------      --------      --------   --------

Income (loss) from investment operations:

    Net investment income (loss) ...........................            .01          .03           .03           .03        .02
    Net gains or losses on securities
       (both realized and unrealized) ......................           (.02)         .37           .07           .15        .25
                                                                   --------     --------      --------      --------   --------

       Total from investment operations ....................           (.01)         .40           .10           .18        .27
                                                                   --------     --------      --------      --------   --------

Unit value, end of year ....................................       $   2.40         2.41          2.01          1.91       1.73
                                                                   ========     ========      ========      ========   ========

       SMALL COMPANY GROWTH
       --------------------                                                           YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------------
                                                                    2000           1999          1998          1997        1996
                                                               -------------   -----------   -----------    ----------- -----------
Unit value, beginning of period .............................      $   2.56          1.78          1.78          1.67       1.59
                                                                   --------      --------      --------      --------   --------

Income from investment operations:

    Net investment income (loss) ............................          (.03)         (.02)         (.02)         (.02)      (.02)
    Net gains or losses on securities
       (both realized and unrealized) .......................          (.29)          .80           .02           .13        .10
                                                                   --------      --------      --------      --------   --------

       Total from investment operations .....................          (.32)          .78             -           .11        .08
                                                                   --------      --------      --------      --------   --------

Unit value, end of period ...................................      $   2.24          2.56          1.78          1.78       1.67
                                                                   ========      ========      ========      ========   ========

                            VARIABLE ANNUITY ACCOUNT

       MATURING GOVERNMENT BOND 2002
       -----------------------------                                                 YEAR ENDED DECEMBER 31,
                                                               -------------------------------------------------------------------
                                                                     2000          1999          1998          1997       1996
                                                               -------------   -----------   -----------   ---------- ------------
Unit value, beginning of year .............................       $   1.37          1.40           1.29          1.21      1.20
                                                                  --------      --------       --------      --------  --------

Income from investment operations:

    Net investment income .................................            .06           .04            .07           .05       .06
    Net gains or losses on securities
       (both realized and unrealized) .....................            .04          (.07)           .04           .03      (.05)
                                                                  --------      --------       --------      --------  --------

       Total from investment operations ...................            .10          (.03)           .11           .08       .01
                                                                  --------      --------       --------      --------  --------

Unit value, end of year ...................................       $   1.47          1.37           1.40          1.29      1.21
                                                                  ========      ========       ========      ========  ========

       MATURING GOVERNMENT BOND 2006
       -----------------------------                                                 YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------------------
                                                                    2000           1999           1998         1997       1996
                                                               -------------   -----------    ----------    ---------- ----------
Unit value, beginning of year .............................       $   1.43          1.57           1.39          1.25      1.28
                                                                  --------      --------       --------      --------  --------

Income from investment operations:

    Net investment income .................................            .07           .07            .08           .05       .06
    Net gains or losses on securities
       (both realized and unrealized) .....................            .13          (.21)           .10           .09      (.09)
                                                                  --------      --------       --------      --------  --------

       Total from investment operations ...................            .20          (.14)           .18           .14      (.03)
                                                                  --------      --------       --------      --------  --------

Unit value, end of year ...................................       $   1.63          1.43           1.57          1.39      1.25
                                                                  ========      ========       ========      ========  ========

       MATURING GOVERNMENT BOND 2010
       -----------------------------                                                  YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------------
                                                                   2000           1999          1998           1997         1996
                                                               ------------   -----------    -----------   -----------  -----------
Unit value, beginning of year .............................       $   1.45          1.66           1.47          1.27       1.33
                                                                  --------      --------       --------      --------   --------

Income from investment operations:

    Net investment income (loss) ..........................            .09           .05            .05           .04       (.02)
    Net gains or losses on securities
       (both realized and unrealized) .....................            .20          (.26)           .14           .16       (.04)
                                                                  --------      --------       --------      --------   --------

       Total from investment operations ...................            .29          (.21)           .19           .20       (.06)
                                                                  --------      --------       --------      --------   --------

Unit value, end of year B179 ..............................       $   1.74          1.45           1.66          1.47       1.27
                                                                  ========      ========       ========      ========   ========

                            VARIABLE ANNUITY ACCOUNT


       VALUE STOCK
       -----------
                                                                             YEAR ENDED DECEMBER 31,
                                                            ------------------------------------------------------
                                                              2000         1999      1998        1997       1996
                                                            -------     --------   --------   --------    --------

       Unit value, beginning of year...................     $ 2.12         2.14       2.13       1.78        1.38
                                                            -------     --------   --------   --------    --------

       Income (loss) from investment operations:

           Net investment income (loss)................       (.01)         .03       (.03)         -           -
           Net gains or losses on securities
              (both realized and unrealized)...........       (.05)        (.05)       .04        .35         .40
                                                            -------     --------   --------   --------    --------

              Total from investment operations.........       (.06)        (.02)       .01        .35         .40
                                                            -------     --------   --------   --------    --------

       Unit value, end of year.........................     $ 2.06         2.12       2.14       2.13        1.78
                                                            =======     ========   ========   ========    ========


       SMALL COMPANY VALUE
       -------------------
                                                                                              PERIOD FROM
                                                                 YEAR ENDED                 OCTOBER 1, 1997*
                                                                 DECEMBER 31,               TO DECEMBER 31,
                                                            ------------------------------------------------
                                                              2000         1999      1998       1997
                                                            -------     --------   --------   --------

       Unit value, beginning of period.................     $  .91          .95       1.03       1.00
                                                            -------     --------   --------   --------


       Income (loss) from investment operations:

           Net investment income (loss)................       (.01)           -          -          -
           Net gains or losses on securities
              (both realized and unrealized)...........        .25         (.04)      (.08)       .03
                                                            -------     --------   --------   --------


              Total from investment operations.........        .24         (.04)      (.08)       .03
                                                            -------     --------   --------   --------

       Unit value, end of period.......................     $ 1.15          .91        .95       1.03
                                                            =======     ========   ========   ========



       GLOBAL BOND
       -----------

                                                                                              PERIOD FROM
                                                                 YEAR ENDED                 OCTOBER 1, 1997*
                                                                 DECEMBER 31,               TO DECEMBER 31,
                                                           -------------------------------------------------
                                                              2000        1999       1998       1997
                                                            -------     --------   --------   --------

       Unit value, beginning of period.................     $ 1.04         1.14       1.00       1.00
                                                            -------     --------   --------   --------

       Income (loss) from investment operations:

           Net investment income (loss)................       (.01)         .02        .06        .01
           Net gains or losses on securities
              (both realized and unrealized)...........        .01         (.12)       .08       (.01)
                                                            -------     --------   --------   --------

              Total from investment operations.........          -         (.10)       .14          -
                                                            -------     --------   --------   --------

       Unit value, end of period.......................     $ 1.04         1.04       1.14       1.00
                                                            =======     ========   ========   ========


       * Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT



       INDEX 400 MID-CAP
       -----------------
                                                                                               PERIOD FROM
                                                              YEAR ENDED                      OCTOBER 1, 1997*
                                                              DECEMBER 31,                    TO DECEMBER 31,
                                                          ----------------------------------------------------
                                                             2000       1999         1998            1997
                                                          ---------   ---------    --------        --------


       Unit value, beginning of period.............          1.32         1.16       1.00             1.00
                                                          ---------   ---------    --------        --------


       Income from investment operations:

           Net investment income (loss)............             -         (.01)         -                -
           Net gains or losses on securities
              (both realized and unrealized).......           .19          .17        .16                -
                                                          ---------   ---------    --------        --------


              Total from investment operations.....           .19          .16        .16                -
                                                          ---------   ---------    --------        --------


       Unit value, end of period...................          1.51         1.32       1.16             1.00
                                                          =========   =========    ========        ========




       MACRO-CAP VALUE
       ---------------
                                                                                               PERIOD FROM
                                                                 YEAR ENDED                   OCTOBER 15, 1997*
                                                                DECEMBER 31,                  TO DECEMBER 31,
                                                          ----------------------------------------------------
                                                            2000       1999          1998             1997
                                                          --------   --------     --------         --------

       Unit value, beginning of period.............          1.24       1.18          .98             1.00
                                                          --------   --------     --------         --------


       Income from investment operations:

           Net investment income (loss)............          (.01)      (.01)        (.01)               -
           Net gains or losses on securities
              (both realized and unrealized).......          (.09)       .07          .21             (.02)
                                                          ---------  --------     --------         --------


              Total from investment operations.....          (.10)       .06          .20             (.02)
                                                          ---------  --------     --------         --------


       Unit value, end of period...................           1.14       1.24        1.18              .98
                                                          =========   ========    ========         ========


       MICRO-CAP GROWTH
       ----------------
                                                                                               PERIOD FROM
                                                                 YEAR ENDED                   OCTOBER 1, 1997*
                                                                DECEMBER 31,                  TO DECEMBER 31,
                                                         -------------------------------------------------------
                                                             2000        1999         1998           1998
                                                         ----------   ---------    --------        --------

       Unit value, beginning of period.............      $    2.51       1.02         .91             1.00
                                                          ---------   ---------    --------        --------


       Income from investment operations:

           Net investment income (loss)............           (.03)      (.02)       (.01)            (.01)
           Net gains or losses on securities
              (both realized and unrealized).......           (.52)      1.51         .12             (.08)
                                                          ---------   ---------    --------        --------


              Total from investment operations.....           (.55)      1.49         .11             (.09)
                                                          ---------   ---------    --------        --------

       Unit value, end of period...................      $    1.96       2.51        1.02              .91
                                                          =========   =========    ========        ========


       * Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT


       REAL ESTATE SECURITIES
       ----------------------
                                                                                                               PERIOD FROM
                                                                              YEAR ENDED                      APRIL 24, 1998*
                                                                             DECEMBER 31,                     TO DECEMBER 31,
                                                               -----------------------------------------------------------------
                                                                   2000                    1999                    1998
                                                               -----------------   ---------------------   ---------------------


       Unit value, beginning of period.............          $              .81                     .86                    1.00
                                                               -----------------   ---------------------   ---------------------

       Income (loss) from investment operations:...

           Net investment income...................                         .05                     .03                     .03
           Net gains or losses on securities
              (both realized and unrealized).......                         .15                    (.08)                   (.17)
                                                               -----------------   ---------------------   ---------------------

              Total from investment operations.....                         .20                    (.05)                   (.14)
                                                               -----------------   ---------------------   ---------------------

       Unit value, end of period...................          $             1.01                     .81                     .86
                                                               =================   =====================   =====================



       TEMPLETON DEVELOPMENT MARKETS
       -----------------------------

                                                                                                          PERIOD FROM
                                                                             YEAR ENDED                  OCTOBER 2, 1997*
                                                                            DECEMBER 31,                 TO DECEMBER 31,
                                                               ----------------------------------------------------------
                                                                   2000          1999           1998          1997
                                                               ----------   -----------   ------------  -----------------

       Unit value, beginning of period.............          $       .82           .54            .69                1.00
                                                               ----------   -----------   ------------  -----------------


       Income from investment operations:

           Net investment income...................                    -             -              -                   -
           Net gains or losses on securities
              (both realized and unrealized).......                 (.27)          .28           (.15)               (.31)
                                                               ----------   -----------   ------------  -----------------

              Total from investment operations.....                 (.27)          .28           (.15)               (.31)
                                                               ----------   -----------   ------------  -----------------

       Unit value, end of period...................          $       .55           .82            .54                 .69
                                                               ==========   ===========   ============  ========-----====




       TEMPLETON ASSET STRATEGY
       ------------------------
                                                                   PERIOD FROM
                                                                 AUGUST 1, 2000*
                                                                 TO DECEMBER 31,
                                                               -----------------
                                                                      2000
                                                               -----------------


       Unit value, beginning of period.............              $        1.00
                                                                   ------------

       Income from investment operations:

           Net investment income (loss)............                       (.01)
           Net gains or losses on securities
              (both realized and unrealized).......                       (.02)
                                                                   ------------

              Total from investment operations.....                       (.03)
                                                                   ------------


       Unit value, end of period...................              $         .97
                                                                   ============



       * Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT


       FRANKLIN SMALL CAP
       ------------------
                                                                   PERIOD FROM
                                                                 AUGUST 1, 2000*
                                                                 TO DECEMBER 31,
                                                               -----------------
                                                                      2000
                                                               -----------------


       Unit value, beginning of period.............          $             1.00
                                                               -----------------

       Income from investment operations:

           Net investment income...................                                              -
           Net gains or losses on securities
              (both realized and unrealized).......                        (.19)
                                                               -----------------

              Total from investment operations.....                        (.19)
                                                               -----------------

       Unit value, end of period...................          $              .81
                                                               =================


       FIDELITY VIP MID CAP
       --------------------
                                                                  PERIOD FROM
                                                               FEBRUARY 1, 2000*
                                                                TO DECEMBER 31,
                                                               -----------------
                                                                     2000
                                                               -----------------

       Unit value, beginning of period.............          $             1.00
                                                               -----------------
       Income from investment operations:

           Net investment income (loss)............                        (.01)
           Net gains or losses on securities
              (both realized and unrealized).......                         .25
                                                               -----------------


              Total from investment operations.....                         .24
                                                               -----------------

       Unit value, end of period...................          $             1.24
                                                               =================


       FIDELITY VIP CONTRAFUND
       -----------------------
                                                                  PERIOD FROM
                                                               FEBRUARY 1, 2000*
                                                                TO DECEMBER 31,
                                                               -----------------
                                                                     2000
                                                               -----------------


       Unit value, beginning of period.............          $             1.00
                                                               -----------------


       Income from investment operations:

           Net investment income (loss)............                        (.01)
           Net gains or losses on securities
              (both realized and unrealized).......                        (.05)
                                                               -----------------

              Total from investment operations.....                        (.06)
                                                               -----------------

       Unit value, end of period...................          $              .94
                                                               =================


       * Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT


       FIDELITY VIP EQUITY-INCOME
       --------------------------
                                                                   PERIOD FROM
                                                                FEBRUARY 1, 2000*
                                                                 TO DECEMBER 31,
                                                               -----------------
                                                                      2000
                                                               -----------------

       Unit value, beginning of period.............          $             1.00
                                                               -----------------

       Income from investment operations:

           Net investment income (loss)............                        (.01)
           Net gains or losses on securities
              (both realized and unrealized).......                         .13
                                                               -----------------


              Total from investment operations.....                         .12
                                                               -----------------


       Unit value, end of period...................          $             1.12
                                                               =================


       JANUS ASPEN CAPITAL APPRECIATION
       --------------------------------
                                                                  PERIOD FROM
                                                               FEBRUARY 1, 2000*
                                                                TO DECEMBER 31,
                                                               -----------------
                                                                      2000
                                                               -----------------

       Unit value, beginning of period.............          $             1.00
                                                               -----------------

       Income from investment operations:

           Net investment income...................                           -
           Net gains or losses on securities
              (both realized and unrealized).......                        (.19)
                                                               -----------------

              Total from investment operations.....                        (.19)
                                                               -----------------

       Unit value, end of period...................          $              .81
                                                               =================


       JANUS ASPEN INTERNATIONAL GROWTH
       --------------------------------
                                                                   PERIOD FROM
                                                                FEBRUARY 1, 2000*
                                                                 TO DECEMBER 31,
                                                               -----------------
                                                                      2000
                                                               -----------------

       Unit value, beginning of period.............         $              1.00
                                                               -----------------

       Income from investment operations:

           Net investment income...................                           -
           Net gains or losses on securities
              (both realized and unrealized).......                        (.18)
                                                               -----------------

              Total from investment operations.....                        (.18)
                                                               -----------------

       Unit value, end of period...................          $              .82
                                                               =================

       * Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT


       WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL
       ------------------------------------------

                                                                   PERIOD FROM
                                                                 AUGUST 1, 2000*
                                                                 TO DECEMBER 31,
                                                               -----------------
                                                                     2000
                                                               -----------------

       Unit value, beginning of period.............          $             1.00
                                                               -----------------


       Income from investment operations:

           Net investment income...................                           -
           Net gains or losses on securities
              (both realized and unrealized).......                        (.25)
                                                               -----------------

              Total from investment operations.....                        (.25)
                                                               -----------------

       Unit value, end of period...................          $              .75
                                                               =================


       * Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT

(6)  FINANCIAL HIGHLIGHTS - MULTIOPTION CLASSIC/ACHIEVER

     The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated.

     GROWTH

                                                                          YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                       2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period...................    $                1.17                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income (loss)..................                     (.02)                       -
           Net gains or losses on securities
              (both realized and unrealized).............                     (.25)                     .17
                                                               --------------------    ---------------------

              Total from investment operations...........                     (.27)                     .17
                                                               --------------------    ---------------------

       Unit value, end of period.........................    $                 .90                     1.17
                                                               ====================    =====================

     BOND

                                                                         YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period.....................  $                1.00                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income ..........................                    .01                        -
           Net gains or losses on securities
              (both realized and unrealized)...............                    .08                        -
                                                               --------------------    ---------------------

              Total from investment operations.............                    .09                        -
                                                               --------------------    ---------------------

       Unit value, end of period                             $                1.09                     1.00
                                                               ====================    =====================

     MONEY MARKET

                                                                        YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period.....................  $                1.01                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income...........................                    .05                      .01
                                                               --------------------    ---------------------

              Total from investment operations.............                    .05                      .01
                                                               --------------------    ---------------------

       Unit value, end of period...........................  $                1.06                     1.01
                                                               ====================    =====================

     * For the period September 9, 1999 (commencement of operations) to December 31, 1999.

                            VARIABLE ANNUITY ACCOUNT

     ASSET ALLOCATION

                                                                          YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period...................    $                1.10                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income.........................                      .03                      .07
           Net gains or losses on securities
              (both realized and unrealized).............                     (.15)                     .03
                                                               --------------------    ---------------------

              Total from investment operations...........                     (.12)                     .10
                                                               --------------------    ---------------------

       Unit value, end of period.........................    $                 .98                     1.10
                                                               ====================    =====================

     MORTGAGE SECURITIES

                                                                          YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period...................    $                1.00                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income.........................                      .01                        -
           Net gains or losses on securities
              (both realized and unrealized).............                      .10                        -
                                                               --------------------    ---------------------

              Total from investment operations...........                      .11                        -
                                                               --------------------    ---------------------

       Unit value, end of period ........................    $                1.11                     1.00
                                                               ====================    =====================

     INDEX 500

                                                                         YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------

       Unit value, beginning of period...................    $                1.09                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income ........................                        -                      .02
           Net gains or losses on securities
              (both realized and unrealized).............                     (.12)                     .07
                                                               --------------------    ---------------------

              Total from investment operations...........                     (.12)                     .09
                                                               --------------------    ---------------------

       Unit value, end of period.........................    $                 .97                     1.09
                                                               ====================    =====================

     * For the period September 9, 1999 (commencement of operations) to December 31, 1999.

                            VARIABLE ANNUITY ACCOUNT

     CAPITAL APPRECIATION

                                                                        YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period                       $                1.27                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income (loss).....................                  (.02)                    (.01)
           Net gains or losses on securities
              (both realized and unrealized)................                  (.12)                     .28
                                                               --------------------    ---------------------

              Total from investment operations..............                  (.14)                     .27
                                                               --------------------    ---------------------

       Unit value, end of period............................ $                1.13                     1.27
                                                               ====================    =====================

       INTERNATIONAL STOCK

                                                                          YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period.....................  $                1.07                     1.00
                                                               --------------------    ---------------------

       Income (loss) from investment operations:

           Net investment income (loss)....................                      -                        -
           Net gains or losses on securities
              (both realized and unrealized)...............                   (.01)                     .07
                                                               --------------------    ---------------------

              Total from investment operations ............                   (.01)                     .07
                                                               --------------------    ---------------------

       Unit value, end of period ..........................  $                1.06                     1.07
                                                               ====================    =====================

     SMALL COMPANY GROWTH

                                                                          YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period....................   $                1.40                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income (loss)...................                    (.02)                    (.01)
           Net gains or losses on securities
              (both realized and unrealized)..............                    (.15)                     .41
                                                               --------------------    ---------------------

              Total from investment operations............                    (.17)                     .40
                                                               --------------------    ---------------------

       Unit value, end of period .........................   $                1.23                     1.40
                                                               ====================    =====================

     * For the period September 9, 1999 (commencement of operations) to December 31, 1999.

                            VARIABLE ANNUITY ACCOUNT

     MATURING GOVERNMENT BOND 2002

                                                                           YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period....................   $                1.00                      1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income...........................                    .07                      .05
           Net gains or losses on securities
              (both realized and unrealized)...............                     --                     (.05)
                                                               --------------------    ---------------------

              Total from investment operations.............                    .07                       --
                                                               --------------------    ---------------------

       Unit value, end of period ..........................  $                1.07                     1.00
                                                               ====================    =====================

     MATURING GOVERNMENT BOND 2006

                                                                         YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period....................   $                 .99                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income..........................                     .06                      .07
           Net gains or losses on securities
              (both realized and unrealized)..............                     .08                     (.08)
                                                               --------------------    ---------------------

              Total from investment operations............                     .14                     (.01)
                                                               --------------------    ---------------------

       Unit value, end of period .........................   $                1.13                      .99
                                                               ====================    =====================

       MATURING GOVERNMENT BOND 2010

                                                                          YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------

       Unit value, beginning of period...................... $                 .98                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income............................                   .05                       --
           Net gains or losses on securities
              (both realized and unrealized)................                   .15                     (.02)
                                                               --------------------    ---------------------

              Total from investment operations..............                   .20                     (.02)
                                                               --------------------    ---------------------

       Unit value, end of period ........................... $                1.18                      .98
                                                               ====================    =====================

     * For the period September 9, 1999 (commencement of operations) to December 31, 1999.

                            VARIABLE ANNUITY ACCOUNT

     VALUE STOCK

                                                                         YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period....................   $                1.01                     1.00
                                                               --------------------    ---------------------

       Income (loss) from investment operations:

           Net investment income..........................                       -                      .04
           Net gains or losses on securities
              (both realized and unrealized) .............                    (.03)                    (.03)
                                                               --------------------    ---------------------

              Total from investment operations ...........                    (.03)                     .01
                                                               --------------------    ---------------------

       Unit value, end of period .........................   $                 .98                     1.01
                                                               ====================    =====================

       SMALL COMPANY VALUE

                                                                          YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period...................    $                 .99                     1.00
                                                               --------------------    ---------------------

       Income (loss) from investment operations:

           Net investment income (loss)                                       (.01)                     .03
           Net gains or losses on securities
              (both realized and unrealized) ..............                    .27                     (.04)
                                                               --------------------    ---------------------

              Total from investment operations ............                    .26                     (.01)
                                                               --------------------    ---------------------

       Unit value, end of period ..........................  $                1.25                      .99
                                                               ====================    =====================

     GLOBAL BOND

                                                                          YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period.....................  $                 .99                     1.00
                                                               --------------------    ---------------------

       Income (loss) from investment operations:

           Net investment income (loss)....................                   (.01)                     .07
           Net gains or losses on securities
              (both realized and unrealized) ..............                    .01                     (.08)
                                                               --------------------    ---------------------

              Total from investment operations ............                      -                     (.01)
                                                               --------------------    ---------------------

       Unit value, end of period ..........................  $                 .99                      .99
                                                               ====================    =====================

     * For the period September 9, 1999 (commencement of operations) to December 31, 1999.

                            VARIABLE ANNUITY ACCOUNT

     INDEX 400 MID-CAP

                                                                         YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period.....................  $                1.09                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income                                                 -                      .01
           Net gains or losses on securities
              (both realized and unrealized) ..............                    .16                      .08
                                                               --------------------    ---------------------

              Total from investment operations ............                    .16                      .09
                                                               --------------------    ---------------------

       Unit value, end of period ..........................  $                1.25                     1.09
                                                               ====================    =====================

       MACRO-CAP VALUE

                                                                         YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period.....................  $                1.04                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income (loss)                                       (.01)                     .02
           Net gains or losses on securities
              (both realized and unrealized) ..............                   (.08)                     .02
                                                               --------------------    ---------------------

              Total from investment operations ............                   (.09)                     .04
                                                               --------------------    ---------------------

       Unit value, end of period ..........................  $                 .95                     1.04
                                                               ====================    =====================

     MICRO-CAP GROWTH

                                                                         YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period.....................  $                1.80                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income (loss)....................                   (.02)                    (.01)
           Net gains or losses on securities...............
              (both realized and unrealized) ..............                   (.37)                     .81
                                                               --------------------    ---------------------

              Total from investment operations ............                   (.39)                     .80
                                                               --------------------    ---------------------

       Unit value, end of period ..........................  $                1.41                     1.80
                                                               ====================    =====================

     * For the period September 9, 1999 (commencement of operations) to December 31, 1999.

                            VARIABLE ANNUITY ACCOUNT

       REAL ESTATE SECURITIES

                                                                         YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period.....................  $                 .97                     1.00
                                                               --------------------    ---------------------

       Income (loss) from investment operations:

           Net investment income...........................                    .20                      .18
           Net gains or losses on securities
              (both realized and unrealized) ..............                    .04                     (.21)
                                                               --------------------    ---------------------

              Total from investment operations ............                    .24                     (.03)
                                                               --------------------    ---------------------

       Unit value, end of period ..........................  $                1.21                      .97
                                                               ====================    =====================

       TEMPLETON DEVELOPMENT MARKETS

                                                                         YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------
                                                                      2000                    1999 *
                                                               --------------------    ---------------------
       Unit value, beginning of period.....................  $                1.20                     1.00
                                                               --------------------    ---------------------

       Income from investment operations:

           Net investment income (loss)....................                   (.01)                    (.01)
           Net gains or losses on securities
              (both realized and unrealized) ..............                   (.39)                     .21
                                                               --------------------    ---------------------

              Total from investment operations ............                   (.40)                     .20
                                                               --------------------    ---------------------

       Unit value, end of period ..........................  $                 .80                     1.20
                                                               ====================    =====================

       TEMPLETON ASSET STRATEGY

                                                                    PERIOD FROM
                                                                 AUGUST 1, 2000**
                                                                  TO DECEMBER 31,
                                                               --------------------
                                                                       2000
                                                               --------------------

       Unit value, beginning of period.....................  $                1.00
                                                               --------------------

       Income from investment operations:

           Net investment income...........................                   (.01)
           Net gains or losses on securities
              (both realized and unrealized) ..............                   (.02)
                                                               --------------------

              Total from investment operations ............                   (.03)
                                                               --------------------

       Unit value, end of period ..........................  $                 .97
                                                               ====================

       * For the period September 9, 1999 (commencement of operations) to December 31, 1999.

       **     Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT

       FRANKLIN SMALL CAP

                                                                   PERIOD FROM
                                                                 AUGUST 1, 2000*
                                                                 TO DECEMBER 31,
                                                               --------------------
                                                                      2000
                                                               --------------------
       Unit value, beginning of period.....................  $                1.00
                                                               --------------------

       Income from investment operations:

           Net investment income (loss)....................                   (.01)
           Net gains or losses on securities
              (both realized and unrealized) ..............                   (.19)
                                                               --------------------

              Total from investment operations ............                   (.20)
                                                               --------------------

       Unit value, end of period ..........................  $                 .80
                                                               ====================

       FIDELITY VIP MID-CAP

                                                                   PERIOD FROM
                                                                 AUGUST 1, 2000*
                                                                 TO DECEMBER 31,
                                                               --------------------
                                                                      2000
                                                               --------------------

       Unit value, beginning of period....................   $                1.00
                                                               --------------------

       Income from investment operations:

           Net investment income (loss)...................                    (.01)
           Net gains or losses on securities
              (both realized and unrealized) .............                     .25
                                                               --------------------

              Total from investment operations ...........                     .24
                                                               --------------------

       Unit value, end of period .........................   $                1.24
                                                               ====================

       FIDELITY VIP CONTRAFUND

                                                                  PERIOD FROM
                                                                FEBRUARY 1, 2000*
                                                                 TO DECEMBER 31,
                                                               --------------------
                                                                      2000
                                                               --------------------

       Unit value, beginning of period....................   $                1.00
                                                               --------------------

       Income from investment operations:

           Net investment income (loss)...................                    (.01)
           Net gains or losses on securities
              (both realized and unrealized) .............                    (.05)
                                                               --------------------

              Total from investment operations ...........                    (.06)
                                                               --------------------

       Unit value, end of period .........................   $                 .94
                                                               ====================

       *      Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT

       FIDELITY VIP EQUITY INCOME

                                                                   PERIOD FROM
                                                                FEBRUARY 1, 2000*
                                                                 TO DECEMBER 31,
                                                               --------------------
                                                                      2000
                                                               --------------------
       Unit value, beginning of period.....................  $                1.00
                                                               --------------------

       Income from investment operations:

           Net investment income (loss)....................                   (.01)
           Net gains or losses on securities
              (both realized and unrealized) ..............                    .13
                                                               --------------------

              Total from investment operations ............                    .12
                                                               --------------------

       Unit value, end of period ..........................  $                1.12
                                                               ====================

       JANUS ASPEN CAPITAL APPRECIATION

                                                                   PERIOD FROM
                                                                FEBRUARY 1, 2000*
                                                                 TO DECEMBER 31,
                                                               --------------------
                                                                      2000
                                                               --------------------

       Unit value, beginning of period.....................  $                1.00
                                                               --------------------

       Income from investment operations:

           Net investment income                                                 -
           Net gains or losses on securities
              (both realized and unrealized) ..............                   (.19)
                                                               --------------------

              Total from investment operations ............                   (.19)
                                                               --------------------

       Unit value, end of period ..........................  $                 .81
                                                               ====================

       JANUS ASPEN INTERNATIONAL GROWTH

                                                                   PERIOD FROM
                                                                FEBRUARY 1, 2000*
                                                                 TO DECEMBER 31,
                                                               --------------------
                                                                      2000
                                                               --------------------
       Unit value, beginning of period.....................  $                1.00
                                                               --------------------

       Income from investment operations:

           Net investment income...........................                      -
           Net gains or losses on securities
              (both realized and unrealized) ..............                   (.18)
                                                               --------------------

              Total from investment operations ............                   (.18)
                                                               --------------------

       Unit value, end of period...........................  $                 .82
                                                               ====================

       *      Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT

       WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL

                                                                   PERIOD FROM
                                                                 AUGUST 1, 2000*
                                                                 TO DECEMBER 31,
                                                               --------------------
                                                                      2000
                                                               --------------------
       Unit value, beginning of period.....................  $                1.00
                                                               --------------------

       Income from investment operations:

           Net investment income (loss)                                       (.01)
           Net gains or losses on securities
              (both realized and unrealized) ..............                   (.24)
                                                               --------------------

              Total from investment operations ............                   (.25)
                                                               --------------------

       Unit value, end of period ..........................  $                 .75
                                                               ====================

       *      Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT

(6)      FINANCIAL HIGHLIGHTS - MEGANNUITY

         The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated:


GROWTH
------
                                                                              YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------------
                                               2000             1999              1998                1997            1996
                                             ---------------  ---------------   ---------------   ---------------   ---------------
Unit value, beginning of year............  $           5.29             4.22              3.14              2.35              2.01
                                             ---------------  ---------------   ---------------   ---------------   ---------------

Income from investment operations:

    Net investment income (loss).........              (.01)             .01               .03               .02               .02
    Net gains or losses on securities
       (both realized and unrealized)....             (1.15)            1.06              1.05               .77               .32
                                             ---------------  ---------------   ---------------   ---------------   ---------------

       Total from investment operations..             (1.16)            1.07              1.08               .79               .34
                                             ---------------  ---------------   ---------------   ---------------   ---------------

Unit value, end of year..................  $           4.13             5.29              4.22              3.14              2.35
                                             ===============  ===============   ===============   ===============   ===============

BOND
----
                                                                              YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------------
                                                  2000              1999              1998              1997              1996
                                             ---------------  ---------------   ---------------    --------------   ---------------
Unit value, beginning of year ...........  $           2.45             2.52              2.38              2.18              2.12
                                             ---------------  ---------------   ---------------    --------------   ---------------

Income from investment operations:

    Net investment income ...............               .15              .13               .13               .11               .11
    Net gains or losses on securities
       (both realized and unrealized)....               .10             (.20)              .01               .09              (.05)
                                             ---------------  ---------------   ---------------    --------------   ---------------

       Total from investment operations..               .25             (.07)              .14               .20               .06
                                             ---------------  ---------------   ---------------    --------------   ---------------

Unit value, end of year..................  $           2.70             2.45              2.52              2.38              2.18
                                             ===============  ===============   ===============    ==============   ===============

MONEY MARKET
------------
                                                                              YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------------
                                                  2000              1999             1998               1997              1996
                                             ---------------  ---------------   ---------------    --------------   ---------------
Unit value, beginning of year............  $           1.86             1.78              1.70              1.62              1.55
                                             ---------------  ---------------   ---------------    --------------   ---------------

Income from investment operations:

    Net investment income................               .11              .08               .08               .08               .07
                                             ---------------  ---------------   ---------------    --------------   ---------------

       Total from investment operations..               .11              .08               .08               .08               .07
                                             ---------------  ---------------   ---------------    --------------   ---------------

Unit value, end of year..................  $           1.97             1.86              1.78              1.70              1.62
                                             ===============  ==============   ===============    ===============   ===============

                            VARIABLE ANNUITY ACCOUNT

ASSET ALLOCATION
----------------
                                                                               YEAR ENDED DECEMBER 31,
                                             -------------------------------------------------------------------------------------
                                                   2000            1999             1998                1997              1996
                                             ---------------  --------------   ---------------    ---------------   ---------------
Unit value, beginning of year............  $           4.27            3.71              3.00              2.53              2.25
                                             ---------------  --------------   ---------------    ---------------   ---------------


Income from investment operations:

    Net investment income................               .10             .17               .08               .08               .08
    Net gains or losses on securities
       (both realized and unrealized)....              (.55)            .39               .63               .39               .20
                                             ---------------  --------------   ---------------    ---------------   ---------------

       Total from investment operations..              (.45)            .56               .71               .47               .28
                                             ---------------  --------------   ---------------    ---------------   ---------------

Unit value, end of year..................  $           3.82            4.27              3.71              3.00              2.53
                                             ===============  ==============   ===============    ===============   ===============
MORTGAGE SECURITIES
-------------------
                                                                               YEAR ENDED DECEMBER 31,
                                             -------------------------------------------------------------------------------------
                                                  2000             1999             1998                1997              1996
                                             ---------------  --------------   ---------------    ---------------   ---------------
Unit value, beginning of year............              2.60             2.55             2.40              2.20              2.09
                                             ---------------  --------------   ---------------    ---------------   ---------------

Income from investment operations:

    Net investment income................               .17              .14              .13               .14               .13
    Net gains or losses on securities
       (both realized and unrealized) ...               .13             (.09)             .02               .06              (.02)
                                             ---------------   --------------   --------------    --------------    --------------

       Total from investment operations..               .30              .05              .15               .20               .11
                                             ---------------  --------------   ---------------    ---------------   ---------------

Unit value, end of year..................  $           2.90             2.60             2.55              2.40              2.20
                                             ===============   ==============   ==============    ===============   ===============
INDEX 500
---------
                                                                               YEAR ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------------------------
                                                   2000             1999              1998             1997              1996
                                             ---------------   --------------   ---------------    --------------   ---------------
Unit value, beginning of year............  $           5.70             4.75              3.72             2.81               2.32
                                             ---------------  --------------   ---------------    ---------------   ---------------

Income from investment operations:

    Net investment income................               .03              .08               .03              .03                .03
    Net gains or losses on securities
       (both realized and unrealized)....              (.57)             .87              1.00              .88                .46
                                             ---------------  --------------   ---------------    ---------------   ---------------

       Total from investment operations..              (.54)             .95              1.03              .91                .49
                                             ---------------  --------------   ---------------    ---------------   ---------------

Unit value, end of year..................  $           5.16             5.70              4.75             3.72               2.81
                                             ===============   =============   ===============    ===============   ===============

                            VARIABLE ANNUITY ACCOUNT



CAPITAL APPRECIATION
--------------------
                                                                              YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------------
                                                  2000              1999              1998              1997               1996
                                             ---------------   --------------   ---------------    -------------    ---------------
Unit value, beginning of year............  $           5.77             4.75              3.64             2.84               2.42
                                             ---------------   --------------   ---------------    --------------   ---------------

Income from investment operations:

    Net investment income (loss).........              (.01)            (.01)             (.01)            (.01)                 -
    Net gains or losses on securities
       (both realized and unrealized)....              (.59)            1.03              1.12              .81                .42
                                             ---------------   --------------   ---------------    --------------   ---------------

       Total from investment operations..              (.60)            1.02              1.11              .80                .42
                                             ---------------   --------------   ---------------    --------------   ---------------

Unit value, end of year..................  $           5.17             5.77              4.75             3.64               2.84
                                             ===============   ==============   ===============    ==============   ===============

INTERNATIONAL STOCK
-------------------
                                                                               YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------------
                                                   2000             1999              1998             1997               1996
                                             ---------------  --------------   ---------------     --------------   ---------------
Unit value, beginning of year............  $           2.58             2.13              2.00             1.79               1.50
                                             ---------------  --------------    ---------------    --------------   ---------------

Income (loss) from investment operations:

    Net investment income................               .04              .06               .06              .05                .04
    Net gains or losses on securities
       (both realized and unrealized)....              (.02)             .39               .07              .16                .25
                                             ---------------   --------------   ---------------    --------------   ---------------

       Total from investment operations..               .02              .45               .13              .21                .29
                                             ---------------   --------------   ---------------    --------------   ---------------

Unit value, end of year..................  $           2.60             2.58              2.13             2.00               1.79
                                             ===============  ===============   ===============    ==============   ===============


SMALL COMPANY GROWTH
--------------------
                                                                               YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------------
                                                  2000             1999               1998              1997             1996
                                             ---------------  ---------------   ---------------    --------------   ---------------
Unit value, beginning of period..........  $           2.70             1.86              1.84             1.71               1.60
                                             ---------------  ---------------   ---------------    --------------   ---------------

Income from investment operations:

    Net investment income................                 -                -                 -                -                  -
    Net gains or losses on securities
       (both realized and unrealized)....              (.31)             .84               .02              .13                .11
                                             ---------------  ---------------   ---------------    --------------   ---------------

       Total from investment operations..              (.31)             .84               .02              .13                .11
                                             ---------------  ---------------   ---------------    --------------   ---------------

Unit value, end of period................  $           2.39             2.70              1.86             1.84               1.71
                                             ===============  ===============   ===============    ==============   ===============

                            VARIABLE ANNUITY ACCOUNT


MATURING GOVERNMENT BOND 2002
-----------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------------
                                                  2000              1999             1998              1997              1996
                                             ---------------  ---------------   ---------------    --------------   ---------------
Unit value, beginning of year............  $           1.46             1.47              1.35             1.24               1.22
                                             ---------------  ---------------   ---------------    --------------   ---------------

Income from investment operations:

    Net investment income................               .08              .20               .08              .06                .15
    Net gains or losses on securities
       (both realized and unrealized)....               .04             (.21)              .04              .05               (.13)
                                             ---------------  ---------------   ---------------    --------------    --------------

       Total from investment operations..               .12             (.01)              .12              .11                .02
                                             ---------------  ---------------   ---------------    --------------    --------------

Unit value, end of year..................  $           1.58             1.46              1.47             1.35               1.24
                                             ===============  ===============   ===============    ==============    ==============
MATURING GOVERNMENT BOND 2006
-----------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------------
                                                  2000             1999              1998              1997               1996
                                             ---------------  ---------------   ---------------    --------------    --------------
Unit value, beginning of year............  $           1.52             1.65              1.45             1.29               1.31
                                             ---------------  ---------------   ---------------    --------------    --------------

Income from investment operations:

    Net investment income................               .10              .10               .11              .06                .07
    Net gains or losses on securities
       (both realized and unrealized)....               .13             (.23)              .09              .10               (.09)
                                             ---------------   --------------   ---------------    --------------    --------------

       Total from investment operations..               .23             (.13)              .20              .16               (.02)
                                             ---------------   --------------   ---------------    --------------    --------------

Unit value, end of year..................  $           1.75             1.52              1.65             1.45               1.29
                                             ===============   ==============   ===============    ==============    ==============
MATURING GOVERNMENT BOND 2010
-----------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------------
                                                  2000              1999             1998               1997              1996
                                             ---------------   --------------   ---------------    --------------    --------------
Unit value, beginning of year............  $           1.55             1.75              1.53             1.30               1.35
                                             ---------------   --------------   ---------------    --------------    --------------

Income from investment operations:

    Net investment income................               .10              .07               .08              .08                  -
    Net gains or losses on securities
       (both realized and unrealized)....               .22             (.27)              .14              .15               (.05)
                                             ---------------   --------------   ---------------    --------------    --------------

       Total from investment operations..               .32             (.20)              .22              .23               (.05)
                                             ---------------   --------------   ---------------    --------------    --------------

Unit value, end of year..................  $           1.87             1.55              1.75             1.53               1.30
                                             ===============   ==============   ===============    ==============    ==============

                            VARIABLE ANNUITY ACCOUNT

VALUE STOCK
-----------

                                                                               YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------------
                                                  2000             1999              1998               1997              1996
                                             ---------------   --------------   ---------------    --------------    --------------
Unit value, beginning of year............  $           2.25             2.25              2.22             1.83               1.40
                                             ---------------   --------------   ---------------    --------------    --------------

Income (loss) from investment operations:

    Net investment income................               .02              .06                 -              .03                .02
    Net gains or losses on securities
       (both realized and unrealized)....              (.06)            (.06)              .03              .36                .41
                                             ---------------   --------------   ---------------    --------------    --------------

       Total from investment operations..              (.04)               -               .03              .39                .43
                                             ---------------   --------------   ---------------    --------------    --------------

Unit value, end of year..................  $           2.21             2.25              2.25             2.22               1.83
                                             ===============   ==============   ===============    ==============    ==============
SMALL COMPANY VALUE
-------------------
                                                                                           PERIOD FROM
                                                         YEAR ENDED                      OCTOBER 1, 1997*
                                                         DECEMBER 31,                     TO DECEMBER 31,
                                             --------------------------------------------------------------------
                                                  2000              1999             1998              1997
                                             ---------------   --------------   ---------------    --------------
Unit value, beginning of period..........  $            .91              .94              1.01             1.00
                                             ---------------   --------------   ---------------    --------------

Income (loss) from investment operations:

    Net investment income................                 -              .01               .02                -
    Net gains or losses on securities
       (both realized and unrealized)....               .26             (.04)             (.09)             .01
                                             ---------------   --------------   ---------------    --------------

       Total from investment operations..               .26             (.03)             (.07)             .01
                                             ---------------   --------------   ---------------    --------------

Unit value, end of period................  $           1.17              .91               .94             1.01
                                             ===============   ==============   ===============    ==============

GLOBAL BOND
-----------
                                                                                           PERIOD FROM
                                                          YEAR ENDED                     OCTOBER 1, 1997*
                                                         DECEMBER 31,                     TO DECEMBER 31,
                                             --------------------------------------------------------------------
                                                  2000              1999             1998              1997
                                             ---------------   --------------   ---------------    --------------
Unit value, beginning of period..........  $           1.06             1.15               .99             1.00
                                             ---------------   --------------   ---------------    --------------

Income (loss) from investment operations:

    Net investment income................                 -              .04               .07              .01
    Net gains or losses on securities
       (both realized and unrealized)....               .01             (.13)              .09             (.02)
                                             ---------------   --------------   ---------------    --------------

       Total from investment operations..               .01             (.09)              .16             (.01)
                                             ---------------   --------------   ---------------    --------------

Unit value, end of period................  $           1.07             1.06              1.15              .99
                                             ===============   ==============   ===============    ==============

* Commencement of the segregated sub-account's operations.


                            VARIABLE ANNUITY ACCOUNT

     INDEX 400 MID-CAP


                                                                                                        PERIOD FROM
                                                             YEAR ENDED                               OCTOBER 1, 1997*
                                                             DECEMBER 31,                              TO DECEMBER 31,
                                                  -------------------------------     -------------   ----------------
                                                        2000            1999              1998              1997
                                                  --------------    -------------     -------------   ----------------
     Unit value, beginning of period..........    $         1.34             1.15               .99               1.00
                                                  --------------    -------------     -------------     --------------

     Income from investment operations:

         Net investment income................               .01               --               .01                 --
         Net gains or losses on securities
            (both realized and unrealized)....               .20              .19               .15               (.01)
                                                  --------------    -------------     -------------     --------------

            Total from investment operations..               .21              .19               .16               (.01)
                                                  --------------    -------------     -------------     --------------

     Unit value, end of period................    $         1.55             1.34              1.15                .99
                                                  ==============    =============     =============     ==============


     MACRO-CAP VALUE

                                                                                                          PERIOD FROM
                                                             YEAR ENDED                                 OCTOBER 15, 1997*
                                                             DECEMBER 31,                                TO DECEMBER 31,
                                                  -------------------------------     -------------     ----------------
                                                       2000             1999              1998              1997
                                                  --------------    -------------     -------------     ----------------
     Unit value, beginning of period..........    $         1.28             1.20               .99                 1.00
                                                  --------------    -------------     -------------     ----------------

     Income from investment operations:

         Net investment income................                --              .01               .01                  .01
         Net gains or losses on securities
            (both realized and unrealized)....              (.09)             .07               .20                 (.02)
                                                  --------------    -------------     -------------     ----------------

            Total from investment operations..              (.09)             .08               .21                 (.01)
                                                  --------------    -------------     -------------     ----------------

     Unit value, end of period................    $         1.19             1.28              1.20                  .99
                                                  ==============    =============     =============     ================

     MICRO-CAP GROWTH


                                                                                                          PERIOD FROM
                                                             YEAR ENDED                                 OCTOBER 1, 1997*
                                                            DECEMBER 31,                                 TO DECEMBER 31,
                                                  -------------------------------------------------     ----------------
                                                       2000             1999               1998                1997
                                                  --------------    -------------     -------------     ----------------
     Unit value, beginning of period..........    $         2.36              .95               .84                 1.00
                                                  --------------    -------------     -------------     ----------------

     Income from investment operations:

         Net investment income (loss).........              (.01)              --                --                   --
         Net gains or losses on securities
            (both realized and unrealized)....              (.49)            1.41               .11                 (.16)
                                                  --------------    -------------     -------------     ----------------

            Total from investment operations..              (.50)            1.41               .11                 (.16)
                                                  --------------    -------------     -------------     ----------------

     Unit value, end of period................    $         1.86             2.36               .95                  .84
                                                  ==============    =============     =============     ================

* Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT

     REAL ESTATE SECURITIES

                                                                                       PERIOD FROM
                                                               YEAR ENDED            APRIL 1, 1998 *
                                                              DECEMBER 31,           TO DECEMBER 31,
                                                  --------------------------------------------------
                                                       2000             1999              1998
                                                  --------------     ------------    ---------------
     Unit value, beginning of period..........    $          .82              .85               1.00
                                                  --------------     ------------    ---------------

     Income (loss) from investment operations:

         Net investment income................               .10              .08                .08
         Net gains or losses on securities
            (both realized and unrealized)....               .11             (.11)              (.23)
                                                  --------------     ------------    ---------------

            Total from investment operations..               .21             (.03)              (.15)
                                                  --------------     ------------    ---------------

     Unit value, end of period................    $         1.03              .82                .85
                                                  ==============     ============    ===============

     TEMPLETON DEVELOPMENT MARKETS


                                                                                                        PERIOD FROM
                                                               YEAR ENDED                             OCTOBER 2, 1997*
                                                              DECEMBER 31,                            TO DECEMBER 31,
                                                  --------------------------------------------------  ---------------
                                                       2000              1999              1998              1997
                                                  ---------------   --------------   ---------------   --------------
     Unit value, beginning of period..........  $            .84              .55               .70             1.00
                                                  ---------------   --------------   ---------------   --------------

     Income from investment operations:

         Net investment income................                --               --               .01               --
         Net gains or losses on securities
            (both realized and unrealized)....              (.27)             .29              (.16)            (.30)
                                                  ---------------   --------------   ---------------   --------------

            Total from investment operations..              (.27)             .29              (.15)            (.30)
                                                  ---------------   --------------   ---------------   --------------

     Unit value, end of period................  $            .57              .84               .55              .70
                                                ================    ==============   ===============   ==============

     TEMPLETON ASSET STRATEGY


                                                    PERIOD FROM
                                                  AUGUST 1, 2000*
                                                  TO DECEMBER 31,
                                                  ---------------
                                                       2000
                                                  ---------------
     Unit value, beginning of period..........    $          1.00
                                                  ---------------

     Income from investment operations:

         Net investment income................                 --
         Net gains or losses on securities
            (both realized and unrealized)....               (.03)
                                                  ---------------

            Total from investment operations..               (.03)
                                                  ---------------

     Unit value, end of period................    $           .97
                                                  ===============

     * Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT

     FRANKLIN SMALL CAP

                                                                 PERIOD FROM
                                                               AUGUST 1, 2000*
                                                               TO DECEMBER 31,
                                                             ------------------
                                                                     2000
                                                             ------------------
     Unit value, beginning of period..........               $             1.00
                                                             ------------------

     Income from investment operations:

         Net investment income................                               --
         Net gains or losses on securities
            (both realized and unrealized)....                             (.19)
                                                             ------------------

            Total from investment operations..                             (.19)
                                                             ------------------

     Unit value, end of period................               $              .81
                                                             ==================


     FIDELITY VIP MID CAP
                                                                 PERIOD FROM
                                                              FEBRUARY 1, 2000*
                                                               TO DECEMBER 31,
                                                             -------------------
                                                                     2000
                                                             -------------------
     Unit value, beginning of period..........               $              1.00
                                                             -------------------

     Income from investment operations:

         Net investment income................                                --
         Net gains or losses on securities
            (both realized and unrealized)....                               .25
                                                             -------------------

            Total from investment operations..                               .25
                                                             -------------------

     Unit value, end of period................               $              1.25
                                                            ===================


     FIDELITY VIP CONTRAFUND
                                                                 PERIOD FROM
                                                              FEBRUARY 1, 2000*
                                                               TO DECEMBER 31,
                                                             -------------------
                                                                     2000
                                                             -------------------
     Unit value, beginning of period..........               $              1.00
                                                             -------------------

     Income from investment operations:

         Net investment income................                                --
         Net gains or losses on securities
            (both realized and unrealized)....                              (.05)
                                                             -------------------

            Total from investment operations..                              (.05)
                                                             -------------------

     Unit value, end of period................               $               .95
                                                             ===================

* Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT

     FIDELITY VIP EQUITY INCOME


                                                                        PERIOD FROM
                                                                     FEBRUARY 1, 2000*
                                                                      TO DECEMBER 31,
                                                                    -------------------
                                                                            2000
                                                                    -------------------
          Unit value, beginning of period............               $              1.00
                                                                    -------------------

          Income from investment operations:

              Net investment income..................                                --
              Net gains or losses on securities
                 (both realized and unrealized)......                               .14
                                                                    -------------------

                 Total from investment operations....                               .14
                                                                    -------------------

          Unit value, end of period..................               $              1.14
                                                                    ===================


     JANUS ASPEN CAPITAL APPRECIATION

                                                                   PERIOD FROM
                                                                FEBRUARY 1, 2000*
                                                                 TO DECEMBER 31,
                                                               ------------------
                                                                       2000
                                                               ------------------
     Unit value, beginning of period............               $             1.00
                                                               ------------------

     Income from investment operations:

         Net investment income..................                              .01
         Net gains or losses on securities
            (both realized and unrealized)......                             (.19)
                                                               ------------------

            Total from investment operations....                             (.18)
                                                               ------------------

     Unit value, end of period..................               $              .82
                                                               ==================


     JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO

                                                                   PERIOD FROM
                                                                FEBRUARY 1, 2000*
                                                                 TO DECEMBER 31,
                                                               ------------------
                                                                       2000
                                                               ------------------
     Unit value, beginning of period............               $             1.00
                                                               ------------------

     Income from investment operations:

         Net investment income..................                              .01
         Net gains or losses on securities
            (both realized and unrealized)......                             (.18)
                                                               ------------------

            Total from investment operations....                             (.17)
                                                               ------------------

     Unit value, end of period..................               $              .83
                                                               ==================

     * Commencement of the segregated sub-account's operations.

                            VARIABLE ANNUITY ACCOUNT

       WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL PORTFOLIO


                                                                   PERIOD FROM
                                                                 AUGUST 1, 2000*
                                                                 TO DECEMBER 31,
                                                               -------------------
                                                                       2000
                                                               -------------------
       Unit value, beginning of period.................        $              1.00
                                                               -------------------

       Income from investment operations:

           Net investment income.......................                         --
           Net gains or losses on securities
              (both realized and unrealized)...........                       (.25)
                                                               -------------------

              Total from investment operations.........                       (.25)
                                                               -------------------

       Unit value, end of period.......................        $               .75
                                                               ===================

       * Commencement of the segregated sub-account's operations.

Independent Auditors' Report

The Board of Directors

Minnesota Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

   Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

                                      /s/ KMPG LLP

Minneapolis, Minnesota

February 9, 2001

Minnesota Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

December 31, 2000 and 1999

                                  Assets

                                                         2000        1999
                                                      ----------- -----------
                                                          (In thousands)
  Fixed maturity securities:
   Available-for-sale, at fair value (amortized cost
    $4,501,951 and $4,868,584)                        $ 4,623,058 $ 4,803,568
   Held-to-maturity, at amortized cost (fair value
    $886,315 and $968,852)                                860,632     974,814
  Equity securities, at fair value (cost $561,236 and
   $587,014)                                              638,032     770,269
  Mortgage loans, net                                     664,853     696,672
  Real estate, net                                         17,520      36,793
  Finance receivables, net                                128,545     134,812
  Policy loans                                            250,246     237,335
  Short-term investments                                  139,107      93,993
  Private equities (cost $293,333 and $232,412)           464,303     284,797
  Other invested assets                                   233,346      53,919
                                                      ----------- -----------
   Total investments                                    8,019,642   8,086,972
  Cash                                                     67,951     116,803
  Deferred policy acquisition costs                       711,546     713,217
  Accrued investment income                                91,887      93,385
  Premiums receivable, net                                109,062      94,171
  Property and equipment, net                              67,095      59,223
  Reinsurance recoverables                                587,335     194,940
  Other assets                                             59,862      58,449
  Separate account assets                               8,201,803   8,931,456
                                                      ----------- -----------
     Total assets                                     $17,916,183 $18,348,616
                                                      =========== ===========
                      Liabilities and Stockholder's Equity
Liabilities:
  Policy and contract account balances                $ 4,061,213 $ 4,234,183
  Future policy and contract benefits                   1,875,370   1,826,953
  Pending policy and contract claims                      107,015      90,762
  Other policyholders funds                               472,108     451,056
  Policyholders dividends payable                          55,813      51,749
  Unearned premiums and fees                              210,878     208,013
  Federal income tax liability:
   Current                                                 44,060      63,104
   Deferred                                               192,525     125,094
  Other liabilities                                       488,938     441,778
  Notes payable                                           185,000     218,000
  Separate account liabilities                          8,156,131   8,882,060
                                                      ----------- -----------
   Total liabilities                                   15,849,051  16,592,752
                                                      ----------- -----------
Stockholder's equity:
  Common stock, $1 par value, 5,000,000 shares
   authorized, issued and outstanding                       5,000       5,000
  Additional paid in capital                                3,000       3,000
  Retained earnings                                     1,811,707   1,629,787
  Accumulated other comprehensive income                  247,425     118,077
                                                      ----------- -----------
   Total stockholder's equity                           2,067,132   1,755,864
                                                      ----------- -----------
     Total liabilities and stockholder's equity       $17,916,183 $18,348,616
                                                      =========== ===========

       See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income

Years ended December 31, 2000, 1999 and 1998

                                             2000        1999        1998
                                          ----------  ----------  ----------
                                                   (In thousands)
Revenues:
  Premiums                                $  761,451  $  697,799  $  577,693
  Policy and contract fees                   359,980     331,110     300,361
  Net investment income                      575,900     540,056     531,081
  Net realized investment gains              147,623      79,615     114,652
  Finance charge income                       31,000      31,969      35,880
  Other income                                89,386      81,135      73,498
                                          ----------  ----------  ----------
    Total revenues                         1,965,340   1,761,684   1,633,165
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyholders benefits                     697,396     667,207     519,926
  Interest credited to policies and con-
   tracts                                    289,298     282,627     290,870
  General operating expenses                 379,933     358,387     360,916
  Commissions                                123,463     110,645     110,211
  Administrative and sponsorship fees         80,288      79,787      80,183
  Dividends to policyholders                  19,526      18,928      25,159
  Interest on notes payable                   26,146      24,282      22,360
  Amortization of deferred policy acqui-
   sition costs                              185,962     123,455     148,098
  Capitalization of policy acquisition
   costs                                    (180,689)   (152,602)   (166,140)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,621,323   1,512,716   1,391,583
                                          ----------  ----------  ----------
      Income from operations before taxes    344,017     248,968     241,582
  Federal income tax expense (benefit):
    Current                                  113,700      75,172      93,584
    Deferred                                  (4,403)     (1,439)    (15,351)
                                          ----------  ----------  ----------
      Total federal income tax expense       109,297      73,733      78,233
                                          ----------  ----------  ----------
        Net income                        $  234,720  $  175,235  $  163,349
                                          ==========  ==========  ==========
Other comprehensive income (loss), after
 tax:
  Foreign currency translation adjust-
   ments                                  $      --   $      --   $     (947)
  Unrealized gains (losses) on securities    129,348     (85,538)     47,889
                                          ----------  ----------  ----------
  Other comprehensive income (loss), net
   of tax                                    129,348     (85,538)     46,942
                                          ----------  ----------  ----------
        Comprehensive income              $  364,068  $   89,697  $  210,291
                                          ==========  ==========  ==========

       See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity

Years ended December 31, 2000, 1999 and 1998

                                             2000        1999        1998
                                          ----------  ----------  ----------
                                                   (In thousands)
Common stock:
  Beginning balance                       $    5,000  $    5,000  $      --
  Issued during the year                         --          --        5,000
                                          ----------  ----------  ----------
    Total common stock                    $    5,000  $    5,000  $    5,000
                                          ==========  ==========  ==========
Additional paid in capital:
  Beginning balance                       $    3,000  $      --   $      --
  Contribution                                   --        3,000         --
                                          ----------  ----------  ----------
    Total additional paid in capital      $    3,000  $    3,000  $      --
                                          ==========  ==========  ==========
Retained earnings:
  Beginning balance                       $1,629,787  $1,513,661  $1,380,012
  Net income                                 234,720     175,235     163,349
  Retained earnings transfer for common
   stock issued                                  --          --       (5,000)
  Dividends to stockholder                   (52,800)    (59,109)    (24,700)
                                          ----------  ----------  ----------
    Total retained earnings               $1,811,707  $1,629,787  $1,513,661
                                          ==========  ==========  ==========
Accumulated other comprehensive income:
  Beginning balance                       $  118,077  $  203,615  $  156,673
  Change in unrealized appreciation (de-
   preciation) of investments                129,348     (85,538)     47,889
  Change in unrealized gain on foreign
   currency translation                          --          --         (947)
                                          ----------  ----------  ----------
    Total accumulated other comprehensive
     income                               $  247,425  $  118,077  $  203,615
                                          ==========  ==========  ==========
      Total stockholder's equity          $2,067,132  $1,755,864  $1,722,276
                                          ==========  ==========  ==========

       See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

Years ended December 31, 2000, 1999 and 1998

                                               2000         1999         1998
                                            -----------  -----------  -----------
                                                      (In thousands)
Cash Flows from Operating Activities
Net income                                  $   234,720  $   175,235  $   163,349
Adjustments to reconcile net income to net
 cash
 provided by operating activities:
 Interest credited to annuity and insur-
  ance contracts                                289,298      282,627      290,870
 Fees deducted from policy and contract
  balances                                     (222,243)    (217,941)    (212,901)
 Change in future policy benefits                48,417       68,578       56,716
 Change in other policyholders liabili-
  ties                                           23,655       29,426       11,965
 Amortization of deferred policy acquisi-
  tion costs                                    185,962      123,455      148,098
 Capitalization of policy acquisition
  costs                                        (180,689)    (152,602)    (166,140)
 Change in premiums receivable                  (14,891)     (31,562)       5,421
 Change in federal income tax liabilities       (23,447)      14,598       (7,455)
 Net realized investment gains                 (147,623)     (79,615)    (114,652)
 Change in reinsurance recoverables            (406,852)     (18,257)     (26,557)
 Other, net                                     110,107       (9,057)      57,081
                                            -----------  -----------  -----------
   Net cash provided by (used for) operat-
    ing activities                             (103,586)     184,885      205,795
                                            -----------  -----------  -----------
Cash Flows from Investing Activities
Proceeds from sales of:
 Fixed maturity securities, available-
  for-sale                                    1,373,968    1,856,757    1,835,955
 Equity securities                              791,354      705,050      621,125
 Real estate                                      4,226        7,341        7,800
 Private equities                                46,012       28,128       20,025
 Other invested assets                           18,554        5,731          822
Proceeds from maturities and repayments
 of:
 Fixed maturity securities, available-
  for-sale                                      306,017      345,677      414,726
 Fixed maturity securities, held-to-matu-
  rity                                          127,450      122,704      148,848
 Mortgage loans                                 100,617      116,785      126,066
Purchases of:
 Fixed maturity securities, available-
  for-sale                                   (1,390,655)  (2,432,049)  (2,384,720)
 Fixed maturity securities, held-to-matu-
  rity                                          (13,897)      (8,446)     (99,989)
 Equity securities                             (634,873)    (613,596)    (610,553)
 Mortgage loans                                 (68,685)    (130,013)    (141,008)
 Real estate                                        (99)      (1,016)      (5,612)
 Private equities                               (84,239)     (79,584)     (64,811)
 Other invested assets                           (2,689)     (11,435)     (10,871)
Finance receivable originations or pur-
 chases                                        (180,433)     (74,989)     (77,141)
Finance receivable principal payments           176,053       88,697      109,277
Other, net                                      (96,556)     (91,346)     104,519
                                            -----------  -----------  -----------
   Net cash provided by (used for) invest-
    ing activities                              472,125     (165,604)      (5,542)
                                            -----------  -----------  -----------
Cash Flows from Financing Activities
Deposits credited to annuity and insurance
 contracts                                      497,868      448,012      952,622
Withdrawals from annuity and insurance
 contracts                                     (689,749)    (478,775)  (1,053,844)
Proceeds from issuance of debt                      --        50,000       40,000
Payments on debt                               (123,000)     (49,000)     (31,000)
Dividends paid to stockholder                   (52,800)     (83,809)         --
Other, net                                       (4,596)      (7,008)      (4,467)
                                            -----------  -----------  -----------
   Net cash used for financing activities      (372,277)    (120,580)     (96,689)
                                            -----------  -----------  -----------
Net increase (decrease) in cash and short-
 term investments                                (3,738)    (101,299)     103,564
Cash and short-term investments, beginning
 of year                                        210,796      312,095      208,531
                                            -----------  -----------  -----------
Cash and short-term investments, end of
 year                                       $   207,058  $   210,796  $   312,095
                                            ===========  ===========  ===========

       See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

(1) Nature of Operations

Description of Business

The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly owned subsidiaries, Personal Finance Company, Enterprise Holding Company, Advantus Capital Management, Inc., HomePlus Insurance Company, Northstar Life Insurance Company, The Ministers Life Insurance Company and its majority-owned subsidiary MIMLIC Life Insurance Company. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

   The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into five strategic business units, which focus on various markets: Individual Insurance, Financial Services, Group Insurance, Pension and Asset Management. Revenues in 2000 for these business units were $690,624,000, $306,113,000, $469,050,000,
$183,443,000 and $79,960,000, respectively. Additional revenues of $236,150,000 were reported by the Company's subsidiaries and corporate product line.

   The Company serves over six million people through more than 4,000 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

Conversion to a Mutual Holding Company Structure

Consent was given from the Minnesota Department of Commerce (Department of Commerce) allowing The Minnesota Mutual Life Insurance Company to implement a conversion to a mutual holding company. The Minnesota Mutual Life Insurance Company enacted this privilege effective October 1, 1998. The conversion created Minnesota Mutual Companies, Inc., a mutual holding company, Securian Holding Company, and Securian Financial Group, Inc., which are intermediate stock holding companies. The Minnesota Mutual Life Insurance Company was converted into a stock life insurance company and renamed Minnesota Life Insurance Company. Minnesota Mutual Companies, Inc. will at all times, in accordance with the conversion plan and as required by the Mutual Insurance Holding Company Act, directly or indirectly control Minnesota Life Insurance Company through the ownership of at least a majority of the voting power of the voting shares of the capital stock of Minnesota Life Insurance Company. Annuity contract and life insurance policyholders of Minnesota Life Insurance Company have certain membership interests consisting primarily of the right to vote on certain matters involving Minnesota Mutual Companies, Inc. and the right to receive distributions of surplus in the event of demutualization, dissolution or liquidation of Minnesota Mutual Companies, Inc.

(2) Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

   The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Insurance Revenues and Expenses

Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

   Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

Deferred Policy Acquisition Costs

The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.

   For traditional life, accident and health and group life products, deferred policy acquisition costs are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

   For nontraditional life products and deferred annuities, deferred policy acquisition costs are amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins.

Software Capitalization

Computer software costs incurred for internal use are capitalized and amortized over a three-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized cost of $13,314,000 and $7,790,000 and amortized software expense of $5,014,000 and $1,716,000 as of December 31, 2000 and 1999
respectively.

Finance Charge Income and Receivables

Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Finance charges and interest is suspended when a loan is considered by management to be impaired. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Valuation of Investments

Fixed maturity securities (bonds) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, net of write-downs for other than temporary declines in value. Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method.

   Equity securities (common stocks and preferred stocks) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company and mutual funds in select assets classes that are sub-advised. These contributions are carried at the market value of the underlying net assets of the funds.

   Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral.

   Private equity investments in limited partnerships are carried on the balance sheet at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

   Fair values of fixed maturity securities, equity securities and private equities are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from either independent pricing services which specialize in matrix pricing and modeling techniques, independent broker bids, financial statement valuations or internal appraisal. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.

   Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 2000 and 1999, was $7,334,000 and $7,101,000, respectively.

   Policy loans are carried at the unpaid principal balance.

Derivative Financial Instruments

During the fourth quarter of 2000, the Company sold all of its investments in international bonds denominated in foreign currencies. The Company realized a loss on this sale, including foreign exchange losses, of $17,171,000. The Company used forward foreign exchange currency contracts as a part of its risk management strategy for international investments. Upon sale of the international investments, the Company purchased offsetting forward contracts, such that upon close date of the existing contracts, there is expected to be no material impact to the Company's results of operations or financial position. Notional amounts of the forward contracts for the years ended December 31, 2000 and 1999, were $65,771,000 and $98,606,000, respectively.

   In June 1998, the FASB issued Statement No. 133 (FAS 133), Accounting for Derivative Instruments and Hedging Activities, which establishes accounting and reporting standards for derivative instruments. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In June 1999, the FASB issued Statement No. 137, Accounting for Derivative Instruments and Hedging Activities-Deferral of the Effective Date of FASB Statement No. 133, which

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Derivative Financial Instruments (continued)

postponed the adoption date of FAS 133. As such, the Company is not required to adopt FAS 133 until the year 2001. The Company will adopt FAS 133 effective January 1, 2001. As part of the adoption, the Company has elected to exercise the one-time option available under FAS 133 to reclassify all of its held-to-maturity fixed income securities to the available-for-sale category. The Company has estimated an impact for this change of approximately $17,000,000 to other comprehensive income. The Company expects no other material impacts to its results of operations or financial position due to the adoption of FAS 133.

Capital Gains and Losses

Realized and unrealized capital gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities, available-for-sale securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.

   Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

Securities Lending

Beginning in 2000, the Company engaged in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 110% of the market value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company. At December 31, 2000, $72,372,000 of securities were loaned to other financial institutions, consisting of common stock investments. As of December 31, 2000, the collateral associated with securities lending was $77,124,000.

   The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheet in other invested assets and other liabilities, respectively. Additionally, the securities on loan at year-end are included in other invested assets in the consolidated balance sheet.

   Although the Company's securities lending program involves certain credit risk, the Company believes that the high quality of the collateral received (primarily cash and money market instruments) and the Company's monitoring policies and procedures mitigate the likelihood of material losses under these arrangements.

Property and Equipment

Property and equipment are carried at cost, net of accumulated depreciation of $131,841,000 and $118,118,000 at December 31, 2000 and 1999, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expenses for the years ended December 31, 2000, 1999 and 1998, were $13,723,000, $11,749,000 and $10,765,000, respectively.

Separate Accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.

   The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $45,672,000 and $49,396,000 at December 31, 2000 and 1999, respectively.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Policyholders Liabilities

Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

   Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.

   Other policyholders funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Reclassifications

Certain 1999 and 1998 consolidated financial statement balances have been reclassified to conform to the 2000 presentation.

Participating Business

Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2000 and 1999, the total participating business in force was $20,372,806,000 and $21,565,675,000, respectively.

Income Taxes

The Company's federal income tax return is a consolidated life/non-life return filed under Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the corporation. Allocation is based upon separate return calculations with a credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

   Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

Reinsurance Recoverables

Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Minnesota Life Insurance Company and Subsidiaries

(3) Investments

   Net investment income for the years ended December 31 was as follows:

                             2000      1999      1998
                           --------  --------  --------
                                 (In thousands)
Fixed maturity securities  $429,168  $428,286  $445,220
Equity securities            52,097    29,282    12,183
Mortgage loans               54,313    54,596    54,785
Real estate                   3,697        11      (236)
Policy loans                 17,371    16,016    15,502
Short-term investments       14,257     5,829     6,147
Private equities              3,191     4,114     1,908
Other invested assets         5,404     6,278     1,918
                           --------  --------  --------
  Gross investment income   579,498   544,412   537,427
Investment expenses          (3,598)   (4,356)   (6,346)
                           --------  --------  --------
  Total                    $575,900  $540,056  $531,081
                           ========  ========  ========

   Net realized investment gains (losses) for the years ended December 31 were as follows:

                             2000      1999      1998
                           --------  --------  --------
                                 (In thousands)
Fixed maturity securities  $(57,955) $(31,404) $ 43,244
Equity securities           177,243    91,591    47,526
Mortgage loans                 (419)    1,344     3,399
Real estate                  (2,456)    4,806     7,809
Private equities             28,128    13,983     6,336
Other invested assets         3,082      (705)    6,338
                           --------  --------  --------
  Total                    $147,623  $ 79,615  $114,652
                           ========  ========  ========

   Gross realized gains (losses) on the sales of fixed maturity securities and equity securities for the years ended December 31 were as follows:

                                                  2000      1999      1998
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 10,926  $ 28,619  $ 56,428
  Gross realized losses                          (68,881)  (60,023)  (13,184)
Equity securities:
  Gross realized gains                           260,022   143,180   107,342
  Gross realized losses                          (82,779)  (51,589)  (59,816)
Private equities:
  Gross realized gains                            29,076    14,558    13,563
  Gross realized losses                             (948)     (575)   (7,227)

   Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                   2000       1999
                                                 ---------  ---------
                                                   (In thousands)
Gross unrealized gains                           $ 523,768  $ 361,895
Gross unrealized losses                           (147,016)  (184,268)
Adjustment to deferred acquisition costs               --        (414)
Adjustment to unearned policy and contract fees        --        (473)
Deferred federal income taxes                     (129,327)   (58,663)
                                                 ---------  ---------
  Net unrealized gains                           $ 247,425  $ 118,077
                                                 =========  =========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                            Gross Unrealized
                                            -----------------
                                 Amortized                       Fair
                                    Cost     Gains    Losses    Value
                                 ---------- -------- -------- ----------
                                             (In thousands)
December 31, 2000
Available-for-sale:
  United States government and
   government
   agencies and authorities      $  141,759 $  5,728 $    236 $  147,251
  Foreign governments                 4,706      186       55      4,837
  Corporate securities            2,910,328  174,534   77,102  3,007,760
  Mortgage-backed securities      1,445,158   27,463    9,411  1,463,210
                                 ---------- -------- -------- ----------
    Total fixed maturities        4,501,951  207,911   86,804  4,623,058
  Equity securities-unaffiliated    418,307  111,964   59,457    470,814
  Equity securities-affiliated
   mutual funds                     142,929   24,332       43    167,218
                                 ---------- -------- -------- ----------
    Total equity securities         561,236  136,296   59,500    638,032
                                 ---------- -------- -------- ----------
      Total available-for-sale    5,063,187  344,207  146,304  5,261,090
Held-to maturity:
  Corporate securities              750,121   29,855    5,997    773,979
  Mortgage-backed securities        110,511    4,474    2,649    112,336
                                 ---------- -------- -------- ----------
    Total held-to-maturity          860,632   34,329    8,646    886,315
                                 ---------- -------- -------- ----------
      Total                      $5,923,819 $378,536 $154,950 $6,147,405
                                 ========== ======== ======== ==========

                                            Gross Unrealized
                                            -----------------
                                 Amortized                       Fair
                                    Cost     Gains    Losses    Value
                                 ---------- -------- -------- ----------
                                             (In thousands)
December 31, 1999
Available-for-sale:
  United States government and
   government
   agencies and authorities      $  151,864 $     32 $  8,299 $  143,597
  Foreign governments               122,505      678    7,913    115,270
  Corporate securities            3,088,999  108,203  117,543  3,079,659
  International bond securities      28,979      --     2,633     26,346
  Mortgage-backed securities      1,476,237    4,867   42,408  1,438,696
                                 ---------- -------- -------- ----------
    Total fixed maturities        4,868,584  113,780  178,796  4,803,568
  Equity securities-unaffiliated    463,089  142,583    2,745    602,927
  Equity securities-affiliated
   mutual funds                     123,925   44,014      597    167,342
                                 ---------- -------- -------- ----------
    Total equity securities         587,014  186,597    3,342    770,269
                                 ---------- -------- -------- ----------
      Total available-for-sale    5,455,598  300,377  182,138  5,573,837
Held-to maturity:
  Corporate securities              848,689   15,965   21,492    843,162
  Mortgage-backed securities        126,125    2,584    3,019    125,690
                                 ---------- -------- -------- ----------
    Total held-to-maturity          974,814   18,549   24,511    968,852
                                 ---------- -------- -------- ----------
      Total                      $6,430,412 $318,926 $206,649 $6,542,689
                                 ========== ======== ======== ==========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        Available-for-Sale    Held-to-Maturity
                                       --------------------- ------------------
                                       Amortized     Fair    Amortized   Fair
                                          Cost      Value      Cost     Value
                                       ---------- ---------- --------- --------
                                                    (In thousands)
Due in one year or less                $   51,759 $   76,245 $  4,929  $  4,968
Due after one year through five years   1,075,369  1,120,073  160,974   165,847
Due after five years through ten
 years                                  1,092,617  1,131,291  332,437   344,968
Due after ten years                       837,048    832,239  251,781   258,196
                                       ---------- ---------- --------  --------
                                        3,056,793  3,159,848  750,121   773,979
Mortgage-backed securities              1,445,158  1,463,210  110,511   112,336
                                       ---------- ---------- --------  --------
  Total                                $4,501,951 $4,623,058 $860,632  $886,315
                                       ========== ========== ========  ========

   At December 31, 2000 and 1999, fixed maturity securities and short-term investments with a carrying value of $14,902,000 and $13,457,000, respectively, were on deposit with various regulatory authorities as required by law.

   At December 31, 2000 and 1999, no mortgage loans were considered impaired. A general allowance for credit losses was established for potential impairments in the remainder of the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 2000 and 1999.

   Changes in the allowance for credit losses on mortgage loans were as follows:

                                                          2000   1999   1998
                                                         ------ ------ ------
                                                            (In thousands)
Balance at beginning of year                             $1,500 $1,500 $1,500
Provision for credit losses                                 --     --     --
Charge-offs                                                 --     --     --
                                                         ------ ------ ------
Balance at end of year                                   $1,500 $1,500 $1,500
                                                         ====== ====== ======

   Below is a summary of interest income on impaired mortgage loans.

                                                          2000   1999   1998
                                                         ------ ------ ------
                                                            (In thousands)
Average impaired mortgage loans                          $    2 $    4 $   14
Interest income on impaired mortgage loans--contractual     --       4     18
Interest income on impaired mortgage loans--collected       --       4     17

(4) Notes Receivable

The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The note bears interest at a rate of 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company are accrued and are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 2000 and 1999, HRA has drawn $14,523,000 and $13,574,000 on this loan contingency agreement and accrued interest of $3,015,000 and $1,795,000, respectively. The loan balance is included in other invested assets, accrued interest is included in accrued investment income and investment income is included in net investment income.

Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables

Finance receivables as of December 31 were as follows:

                                       2000      1999
                                     --------  --------
                                      (In thousands)
Direct installment loans             $119,310  $127,379
Retail installment notes               12,432     9,199
Retail revolving credit                   677     3,457
Accrued interest                        2,462     2,505
                                     --------  --------
  Gross receivables                   134,881   142,540
Allowance for uncollectible amounts    (6,336)   (7,728)
                                     --------  --------
    Finance receivables, net         $128,545  $134,812
                                     ========  ========

   The direct installment loans, at December 31, 2000 and 1999, consisted of $90,466,000 and $83,376,000, respectively, of discount basis loans (net of unearned finance charges) and $28,844,000 and $44,003,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from the sale of household appliances, furniture and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $19 million and $27 million of real estate secured loans at December 31, 2000 and 1999, respectively. Revolving credit loans included approximately $0.5 million and $3 million of real estate secured loans at December 31, 2000 and 1999, respectively. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 2000 and 1999, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.

   During the years ended December 31, 2000 and 1999, principal cash collections of direct installment loans were $60,800,000 and $73,000,000, respectively, and the percentages of these cash collections to average net balances were 52% and 54%, respectively. Retail installment notes' principal cash collections to average net balances were $15,470,000 and $12,891,000, respectively, and the percentages of these cash collections to average net balances were 149% and 128%, respectively.

   The ratio for the allowance for losses to net outstanding receivables balances at December 31, 2000 and 1999 was 4.7% and 5.4%, respectively. Changes in the allowance for losses for the periods ended December were as follows:

                                         2000      1999      1998
                                       --------  --------  --------
                                             (In thousands)
Balance at beginning of year           $  7,728  $ 16,076  $ 20,545
Provision for credit losses               6,244     5,434    10,712
Allowance applicable to bulk purchase       --        125       --
Charge-offs                             (10,523)  (16,712)  (18,440)
Recoveries                                2,887     2,805     3,259
                                       --------  --------  --------
Balance at end of year                 $  6,336  $  7,728  $ 16,076
                                       ========  ========  ========

   At December 31, 2000, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 2000 and the related allowance for credit losses were as follows:

                                     Installment Revolving
                                        Loans     Credit   Total
                                     ----------- --------- ------
                                            (In thousands)
Balances at December 31, 2000          $2,742       147    $2,889
Related allowance for credit losses    $  940       --     $  940

Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables (continued)

   All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 2000. The average quarterly balance of impaired loans during the year ended December 31, 2000 and 1999, was $3,544,000 and $5,758,000 for installment basis loans and $634,000 and $6,214,000 for revolving credit loans, respectively.

   There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2000.

(6) Income Taxes

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                             2000     1999     1998
                           --------  -------  -------
                                (In thousands)
Computed tax expense       $120,406  $87,139  $84,553
Difference between com-
 puted and actual tax ex-
 pense:
  Dividends received de-
   duction                   (4,696)  (3,127)  (1,730)
  Special tax on mutual
   life insurance compa-
   nies                      (5,235)  (9,568)  (3,455)
  Foundation gain              (568)    (538)     --
  Tax credits                (3,400)  (4,500)  (4,416)
  Expense adjustments and
   other                      2,790    4,327    3,281
                           --------  -------  -------
    Total tax expense      $109,297  $73,733  $78,233
                           ========  =======  =======

   The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        2000     1999
                                                      -------- --------
                                                       (In thousands)
Deferred tax assets:
  Policyholders liabilities                           $ 11,899 $ 23,622
  Pension and post retirement benefits                  34,079   30,151
  Tax deferred policy acquisition costs                 90,600   91,976
  Deferred gain on individual disability coinsurance    22,152      --
  Net realized capital losses                           12,688    6,709
  Other                                                 13,023   18,295
                                                      -------- --------
    Gross deferred tax assets                          184,441  170,753
                                                      -------- --------
Deferred tax liabilities:
  Deferred policy acquisition costs                   $198,195 $198,501
  Premiums                                              14,525   10,593
  Real estate and property and equipment depreciation    6,478   14,642
  Basis difference on investments                       21,307    8,092
  Net unrealized capital gains                         129,327   58,973
  Other                                                  7,134    5,046
                                                      -------- --------
    Gross deferred tax liabilities                     376,966  295,847
                                                      -------- --------
      Net deferred tax liability                      $192,525 $125,094
                                                      ======== ========

   A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2000 and 1999 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

Minnesota Life Insurance Company and Subsidiaries

(6) Income Taxes (continued)

   Income taxes paid for the years ended December 31, 2000, 1999 and 1998, were $132,744,000, $59,905,000 and $91,259,000, respectively.

   During 2000, the Internal Revenue Service (IRS) completed their field audit of the Company's 1997, 1996 and 1995 tax returns. All taxes assessed as a result of the audit were paid, however, one issue is being taken to the appeals level. The Company's tax returns for 1998 and later are expected to be under examination by the IRS in the coming year. The Company believes that any additional taxes refunded or assessed, as a result of the resolution of the one remaining issue from 1997, 1996 and 1995 and the examination for 1998 and later will not have a material effect on its financial position.

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                  2000       1999     1998
                                ---------  -------- --------
                                      (In thousands)
Balance at January 1            $ 470,501  $435,079 $409,249
  Less: reinsurance recoverable   121,395   108,918  104,741
                                ---------  -------- --------
Net balance at January 1          349,106   326,161  304,508
                                ---------  -------- --------
Incurred related to:
  Current year                     95,703    92,421   92,793
  Prior years                      11,761    19,435   14,644
                                ---------  -------- --------
Total incurred                    107,464   111,856  107,437
                                ---------  -------- --------
Paid related to:
  Current year                     28,968    25,084   27,660
  Prior years                      58,557    63,827   58,124
                                ---------  -------- --------
Total paid                         87,525    88,911   85,784
                                ---------  -------- --------
Individual disability transfer   (292,752)      --       --
                                ---------  -------- --------
Net balance at December 31         76,293   349,106  326,161
  Plus: reinsurance recoverable   404,357   121,395  108,918
                                ---------  -------- --------
Balance at December 31          $ 480,650  $470,501 $435,079
                                =========  ======== ========

   The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.

   As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $11,761,000, $19,435,000 and $14,644,000 in
2000, 1999 and 1998, respectively, which includes the amortization of discount on individual accident and health claim reserves of $14,016,000, $13,918,000, $14,256,000 in 2000, 1999 and 1998, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

   During 2000, the Company transferred reserves associated with its Individual Disability line of business to Standard Insurance Company under a 100% coinsurance agreement. Associated reserves for accident and health claims, reserve for losses and claim and loss adjustment expenses were transferred as a part of this agreement.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans

Pension Plans and Post Retirement Plans Other than Pensions
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations. The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

   The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

   The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2000      1999      2000      1999
                                        --------  --------  --------  --------
                                                  (In thousands)
Change in benefit obligation:
Benefit obligation at beginning of
 year                                   $197,025  $181,439  $ 33,720  $ 31,236
Service cost                               8,895     8,272     1,454     1,419
Interest cost                             15,058    13,132     2,314     2,340
Amendments                                   --      4,385       --        --
Actuarial gain                            (4,229)   (4,143)   (3,987)      (33)
Benefits paid                             (6,407)   (6,060)   (1,949)   (1,242)
                                        --------  --------  --------  --------
Benefit obligation at end of year       $210,342  $197,025  $ 31,552  $ 33,720
                                        ========  ========  ========  ========
Change in plan assets:
Fair value of plan assets at the be-
 ginning of the year                    $159,694  $146,710  $    --   $    --
Actual return on plan assets               6,987    12,948       --        --
Employer contribution                      6,897     6,096     1,949     1,242
Benefits paid                             (6,407)   (6,060)   (1,949)   (1,242)
                                        --------  --------  --------  --------
Fair value of plan assets at the end
 of year                                $167,171  $159,694  $    --   $    --
                                        ========  ========  ========  ========
Funded status                           $(43,171) $(37,330) $(31,552) $(33,720)
Unrecognized net actuarial loss (gain)     8,004     6,812    (9,629)   (6,089)
Unrecognized prior service cost (bene-
 fit)                                      7,770     8,723    (1,959)   (2,472)
                                        --------  --------  --------  --------
Net amount recognized                   $(27,397) $(21,795) $(43,140) $(42,281)
                                        ========  ========  ========  ========
Amounts recognized in the balance
 sheet statement consist of:
Accrued benefit cost                    $(31,624) $(27,980) $(43,170) $(42,395)
Intangible asset                           4,227     6,185        30       114
                                        --------  --------  --------  --------
Net amount recognized                   $(27,397) $(21,795) $(43,140) $(42,281)
                                        ========  ========  ========  ========
Weighted average assumptions as of De-
 cember 31:
Discount rate                               8.00%     7.50%     8.00%     7.50%
Expected return on plan assets              8.26%     8.27%      --        --
Rate of compensation increase               5.36%     5.32%      --        --

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

   For measurement purposes, an 8.0 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2001. The rate was assumed to decrease gradually to 5.5 percent for 2006 and remain at that level thereafter.

                               Pension Benefits            Other Benefits
                          ----------------------------  ----------------------
                            2000      1999      1998     2000    1999    1998
                          --------  --------  --------  ------  ------  ------
                                          (In thousands)
Components of net peri-
 odic benefit cost:
Service cost              $  8,895  $  8,272  $  8,402  $1,454  $1,419  $1,375
Interest cost               15,058    13,132    10,436   2,314   2,340   1,713
Expected return on plan
 assets                    (13,151)  (12,080)  (10,978)    --      --      --
Amortization of prior
 service cost (benefit)        954       954       578    (513)   (513)   (513)
Recognized net actuarial
 loss (gain)                   743       459       190    (448)   (195)   (559)
                          --------  --------  --------  ------  ------  ------
    Net periodic benefit
     cost                 $ 12,499  $ 10,737  $  8,628  $2,807  $3,051  $2,016
                          ========  ========  ========  ======  ======  ======

   The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $50,689,000, $39,217,000 and $19,772,000, respectively, as of December 31, 2000, and $45,610,000, $36,376,000 and
$18,500,000, respectively, as of December 31, 1999.

   The assumptions presented herein are based on pertinent information available to management as of December 31, 2000 and 1999. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 2000 by $5,546,681 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2000 by $860,218. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 2000 by $4,411,283 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2000 by $650,502.

Profit Sharing Plans

The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2000, 1999 and 1998 of $8,794,000, $6,003,000 and $7,145,000, respectively.
Participants may elect to receive a portion of their contributions in cash.

(9) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

   Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Minnesota Life Insurance Company and Subsidiaries

(9) Reinsurance (continued)

   The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       2000      1999      1998
                     --------  --------  --------
                           (In thousands)
Direct premiums      $697,933  $662,775  $553,408
Reinsurance assumed   129,800   102,154    91,548
Reinsurance ceded     (66,282)  (67,130)  (67,263)
                     --------  --------  --------
  Net premiums       $761,451  $697,799  $577,693
                     ========  ========  ========

   Reinsurance recoveries on ceded reinsurance contracts were $73,484,000, $71,922,000 and $64,174,000 during 2000, 1999 and 1998, respectively.

   On October 1, 2000, the Company entered into a 100% coinsurance agreement of its Individual Disability line of business, inforce and future sales, with Standard Insurance Company. In addition, the Company recaptured a previous reinsurance agreement with Paul Revere Insurance Company as part of this transaction. Paul Revere transferred reserves of approximately $141,818,000. The Company transferred net reserves of approximately $499,000,000. Under the terms of the coinsurance agreement, assets supporting these reserves are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. A deferred gain of approximately $64,000,000 was recognized as part of this transaction. This gain will be amortized over the life of the underlying policies in a manner similar to the related deferred policy acquisition costs. The gain balance is included in other liabilities in the consolidated balance sheet. Amortization of this gain is included in other income in the statement of operations.

   On January 1, 1999, the Company entered into an agreement to sell its assumed individual life reinsurance business representing $1,982,509,000 of inforce to RGA Reinsurance Company. The Company received cash of $1,284,000 from the sale and recognized miscellaneous income of approximately $4,139,000, representing the gain on the sale.

   On October 1, 1999, the Company entered into an assumption reinsurance agreement with Fort Dearborn Life Insurance Company. The agreement transferred 401(k) accounts with associated fixed and variable assets of approximately $260,000,000.

(10) Fair Value of Financial Instruments

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2000 and 1999. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

   Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equities and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.

   The interest rates on the finance receivables outstanding as of December 31, 2000 and 1999, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2000 and 1999, approximate the fair value for those respective dates.

   The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2000 and 1999 as those investment contracts have no defined maturity and are similar to a

Minnesota Life Insurance Company and Subsidiaries

(10) Fair Value of Financial Instruments (continued)

deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

   The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

   The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                        2000                  1999
                                --------------------- ---------------------
                                 Carrying     Fair     Carrying     Fair
                                  Amount     Value      Amount     Value
                                ---------- ---------- ---------- ----------
                                              (In thousands)
Fixed maturity securities:
  Available-for-sale            $4,623,058 $4,623,058 $4,803,568 $4,803,568
  Held-to-maturity                 860,632    886,315    974,814    968,852
Equity securities                  638,032    638,032    770,269    770,269
Securities on loan                  72,372     72,372        --         --
Mortgage loans:
  Commercial                       664,818    679,245    625,196    605,112
  Residential                           35         36     71,476     73,293
Policy loans                       250,246    250,246    237,335    237,335
Short-term investments             139,107    139,107     93,993     93,993
Cash                                67,951     67,951    116,803    116,803
Finance receivables, net           128,545    128,545    134,812    134,812
Private equities                   464,303    464,303    284,797    284,797
Foreign currency exchange con-
 tract                                  84         84        655        655
                                ---------- ---------- ---------- ----------
    Total financial assets      $7,909,183 $7,949,294 $8,113,718 $8,089,489
                                ========== ========== ========== ==========

   The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                         2000                  1999
                                 --------------------- ---------------------
                                  Carrying     Fair     Carrying     Fair
                                   Amount     Value      Amount     Value
                                 ---------- ---------- ---------- ----------
                                               (In thousands)
Deferred annuities               $1,620,378 $1,612,386 $1,822,302 $1,810,820
Annuity certain contracts            61,513     61,515     61,424     61,759
Other fund deposits                 895,854    891,581    921,339    912,354
Guaranteed investment contracts         --         --         116        116
Supplementary contracts without
 life contingencies                  39,125     40,489     43,050     43,126
Notes payable                       185,000    188,025    218,000    221,233
                                 ---------- ---------- ---------- ----------
  Total financial liabilities    $2,801,870 $2,793,996 $3,066,231 $3,049,408
                                 ========== ========== ========== ==========

Minnesota Life Insurance Company and Subsidiaries

(11) Notes Payable
In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Department of Commerce. The approved accrued interest was $3,008,000 as of December 31, 2000 and 1999. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

   Notes payable as of December 31 were as follows:

                                                            2000     1999
                                                          -------- --------
                                                           (In thousands)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.53%-8.77%, through
 2003                                                       60,000   93,000
                                                          -------- --------
  Total notes payable                                     $185,000 $218,000
                                                          ======== ========

   At December 31, 2000, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2001, $26,000,000; 2002, $22,000,000;
2003, $12,000,000; 2004, $0; 2005, $0; thereafter $125,000,000.

   Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $41,354,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 2000.

   The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 31, 2000 and 1999, the outstanding balance of this line of credit was zero and $90,000,000, respectively.

   Interest paid on debt for the years ended December 31, 2000, 1999 and 1998, was $26,775,000, $24,120,000 and $25,008,000, respectively.

(12) Other Comprehensive Income
Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company had identified those changes as being comprised of net income, unrealized appreciation
(depreciation) on securities, and unrealized foreign currency translation adjustments.

   The components of comprehensive income (loss), other than net income are illustrated below:

                                                  2000       1999       1998
                                                ---------  ---------  --------
                                                       (In thousands)
Other comprehensive income (loss), before tax:
  Foreign currency translation adjustment       $     --   $     --   $    --
    Less: reclassification adjustment for gains
     included in net income                           --         --     (1,457)
                                                ---------  ---------  --------
                                                      --         --     (1,457)
  Unrealized gains (loss) on securities           347,234    (59,499)  162,214
    Less: reclassification adjustment for gains
     included in net income                      (147,416)   (74,170)  (90,770)
                                                ---------  ---------  --------
                                                  199,818   (133,669)   71,444
  Income tax expense related to items of other
   comprehensive income                           (70,470)    48,131   (23,045)
                                                ---------  ---------  --------
  Other comprehensive income (loss), net of tax $ 129,348  $ (85,538) $ 46,942
                                                =========  =========  ========

Minnesota Life Insurance Company and Subsidiaries

(13) Stock Dividends

During 2000, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $52,800,000. These dividends were in the form of cash. During 1999, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $59,109,000. These dividends were in the form of cash, common stock and the affiliated stock of Capitol City Property Management and HomePlus Insurance Agency, Inc. On December 14, 1998, the Company declared and accrued a dividend to Securian Financial Group, Inc. in the amount of $24,700,000, which was paid in 1999.

   Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2000 statutory results, the maximum amount available for the payment of dividends during 2001 by Minnesota Life Insurance Company without prior regulatory approval is $146,700,000 after December 21, 2001.

(14) Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings incidental to its business. Pending proceedings include nine lawsuits filed by some former clients and cross-claims by some former business associates of a former general agent convicted of embezzling money from clients. Although the Company tendered repayment to all clients with interest, these claimants seek additional compensation, primarily punitive damages for various alleged wrongs. The Company believes it has meritorious defenses and it intends to resist these claims vigorously. The Company is unable, at this time, to reasonably determine the possible impact on its financial position from these lawsuits because the outcome of the litigation cannot be predicted.

   In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

   The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $135,600,000 and $183,200,000 as of December 31, 2000 and 1999, respectively. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.

   The Company has long-term commitments to fund private equities and real estate investments totaling $159,362,000 as of December 31, 2000. The Company estimates that $60,000,000 of these commitments will be invested in 2001, with the remaining $99,362,000 invested over the next four years.

   As of December 31, 2000, the Company had committed to purchase bonds and mortgage loans totaling $35,450,000 but had not completed the purchase transactions.

   The Company has a long-term lease agreement for rental space in downtown St. Paul and other locations. Minimum gross rental commitments under such leases are as follows: 2001, $13,552,000; 2002, $5,996,000; 2003, $2,087,000; 2004,
$1,392,000; 2005, $47,000. The Company sub-lets space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2001, $2,231,000; 2002, $2,224,000; 2003, $2,264,000; 2004, $1,755,000; 2005,
$631,000.

   At December 31, 2000, the Company had guaranteed the payment of $82,200,000 in policyholders dividends and discretionary amounts payable in 2001. The Company has pledged bonds, valued at $83,915,000 to secure this guarantee.

Minnesota Life Insurance Company and Subsidiaries

(14) Commitments and Contingencies (continued)
   The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2000 and 1999 the liability was $(652,000) and $(352,000), respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $4,139,000 and $5,485,000 for the periods ending December 31, 2000 and 1999, respectively. These assets are being amortized over a five-year period.

   At December 31, 2000, the Company had guaranteed the payment of approximately $121,592,000 of senior notes issued by Capitol City Properties Management, Inc., an affiliated company, through the expiration date of the notes of June 1, 2021 or by mutual agreement of the parties. These notes were issued in conjunction with the financing of the Company's additional home office space.

(15) Statutory Financial Data
The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy. The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                       Year ended December
                                                      ----------------------
                                                         2000        1999
                                                      ----------  ----------
                                                         (In thousands)
Statutory capital and surplus                         $1,304,825  $1,089,474
Adjustments:
  Deferred policy acquisition costs                      710,931     712,532
  Net unrealized investment gains                        136,761     (49,572)
  Statutory asset valuation reserve                      347,800     310,626
  Statutory interest maintenance reserve                  10,440      30,984
  Premiums and fees deferred or receivable               (70,957)    (69,618)
  Change in reserve basis                                111,657     115,718
  Change in deferred reinsurance gain                    (58,877)        --
  Separate accounts                                      (49,098)    (64,860)
  Unearned policy and contract fees                     (143,220)   (144,157)
  Surplus notes                                         (125,000)   (125,000)
  Net deferred income taxes                             (192,525)   (125,094)
  Pension benefit liabilities                            (45,673)    (37,722)
  Non-admitted assets                                     55,395      36,205
  Policyholders dividends                                 66,622      62,268
  Other                                                    8,051      14,080
                                                      ----------  ----------
Stockholder's equity as reported in the accompanying
 consolidated financial statements                    $2,067,132  $1,755,864
                                                      ==========  ==========

Minnesota Life Insurance Company and Subsidiaries

(15) Statutory Financial Data (continued)

                                                As of December 31
                                            ----------------------------
                                              2000      1999      1998
                                            --------  --------  --------
                                                  (In thousands)
Statutory net income                        $251,003  $167,957  $104,609
Adjustments:
  Deferred policy acquisition costs           (5,203)   29,164    18,042
  Statutory interest maintenance reserve     (20,544)  (18,931)   25,746
  Premiums and fees deferred or receivable    (1,264)    3,686       708
  Change in reserve basis                      3,783     2,555     3,011
  Separate accounts                           15,762    (8,044)   (5,644)
  Deferred reinsurance gain                   (4,413)      --        --
  Unearned policy and contract fees            1,645    (8,696)   (7,896)
  Realized gains (losses)                    (11,747)    4,143    12,438
  Net deferred income taxes                    4,403     1,439    15,351
  Policyholders dividends                      4,354     1,620     1,194
  Other                                       (3,059)      342    (4,210)
                                            --------  --------  --------
Net income as reported in the accompanying
 consolidated financial statements          $234,720  $175,235  $163,349
                                            ========  ========  ========

   Prescribed accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulation and general administrative rules. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. In March 1998, the NAIC approved a project to codify statutory accounting practices (Codification), which continues to encompass both prescribed and permitted practices as described above. Codification is effective on January 1, 2001. Any amounts identified as a change due to implementing Codification are required to be recorded as an adjustment to statutory surplus. The Company has determined that Codification will have an impact of increasing statutory surplus by approximately $39,000,000.

(16) Subsequent Events

On January 12, 2001, the Company entered into a written agreement with First Allmerica Financial Life Insurance Company whereby 401(k) accounts representing approximately 600 plans with associated fixed and variable assets of approximately $750,000,000 are expected to transfer under either an assumption or indemnity reinsurance agreement.

Minnesota Life Insurance Company and Subsidiaries

                                Schedule I

                    Summary of Investments--Other than

                      Investments in Related Parties

                             December 31, 2000

                                                                 As shown
                                                                  on the
                                                    Market     consolidated
Type of investment                      Cost(3)     Value    balance sheet(1)
------------------                     ---------- ---------- ----------------
                                                   (In thousands)
Bonds:
  United States government and
   government agencies and authorities $  141,759 $  147,251    $  147,251
  Foreign governments                       4,706      4,837         4,837
  Public utilities                        294,786    305,007       300,894
  Mortgage-backed securities            1,555,669  1,575,546     1,573,721
  All other corporate bonds             3,365,663  3,476,732     3,456,987
                                       ---------- ----------    ----------
      Total bonds                       5,362,583  5,509,373     5,483,690
                                       ---------- ----------    ----------
Equity securities:
  Common stocks:
    Public utilities                        2,631      3,865         3,865
    Banks, trusts and insurance compa-
     nies                                  49,328     54,558        54,558
    Industrial, miscellaneous and all
     other                                483,159    555,431       555,431
  Nonredeemable preferred stocks           26,118     24,178        24,178
                                       ---------- ----------    ----------
      Total equity securities             561,236    638,032       638,032
                                       ---------- ----------    ----------
Mortgage loans on real estate             666,353     XXXXXX       664,853
Real estate (2)                            17,520     XXXXXX        17,520
Policy loans                              250,246     XXXXXX       250,246
Other long-term investments               655,224     XXXXXX       826,194
Short-term investments                    139,107     XXXXXX       139,107
                                       ---------- ----------    ----------
      Total                             1,728,450        --      1,897,920
                                       ---------- ----------    ----------
Total investments                      $7,652,269 $6,147,405    $8,019,642
                                       ========== ==========    ==========

-------

(1) Amortized cost for bonds classified as held-to-maturity and fair value for common stocks and bonds classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.

(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for bonds and other investments

                      See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                               Schedule III

                    Supplementary Insurance Information

                              (In thousands)

                                   As of December 31,
                   ---------------------------------------------------
                               Future policy
                    Deferred      benefits                Other policy
                     policy    losses, claims              claims and
                   acquisition and settlement  Unearned     benefits
Segment               costs     expenses(1)   premiums(2)   payable
-------            ----------- -------------- ----------- ------------
2000:
 Life insurance     $526,289     $2,469,673    $173,063     $ 89,087
 Accident and
  health insur-
  ance                88,320        579,170      37,815       17,659
 Annuity              96,937      2,887,586         --           269
 Property and li-
  ability insur-
  ance                   --             154         --           --
                    --------     ----------    --------     --------
                    $711,546     $5,936,583    $210,878     $107,015
                    ========     ==========    ========     ========
1999:
 Life insurance     $535,709     $2,388,867    $172,430     $ 73,670
 Accident and
  health insur-
  ance                80,371        552,833      35,558       16,858
 Annuity              97,137      3,118,995          25          234
 Property and li-
  ability insur-
  ance                   --             441         --           --
                    --------     ----------    --------     --------
                    $713,217     $6,061,136    $208,013     $ 90,762
                    ========     ==========    ========     ========
1998:
 Life insurance     $421,057     $2,303,580    $146,042     $ 51,798
 Accident and
  health insur-
  ance                74,606        510,969      33,568       18,342
 Annuity              68,719      3,186,148          25          424
 Property and li-
  ability insur-
  ance                   --             480         556          --
                    --------     ----------    --------     --------
                    $564,382     $6,001,177    $180,191     $ 70,564
                    ========     ==========    ========     ========
                                      For the years ended December 31,
                   -----------------------------------------------------------------------
                                                         Amortization
                                            Benefits,    of deferred
                                  Net     claims, losses    policy      Other
                    Premium    investment and settlement acquisition  operating  Premiums
Segment            revenue(3)    income      expenses       costs     expenses  written(4)
-------            ----------- ---------- -------------- ------------ --------- ----------
2000:
 Life insurance    $  842,842   $304,584    $  715,361     $153,634   $428,194
 Accident and
  health insur-
  ance                175,762     40,232        85,680        8,613    101,201
 Annuity              102,827    230,584       205,036       23,715     80,116
 Property and li-
  ability insur-
  ance                    --         500           143          --         319      --
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,121,431   $575,900    $1,006,220     $185,962   $609,830    $ --
                   =========== ========== ============== ============ ========= ==========
1999:
 Life insurance    $  762,745   $258,483    $  645,695     $ 88,731   $391,454
 Accident and
  health insur-
  ance                170,988     37,922       108,283       11,779    101,021
 Annuity               95,190    243,160       214,461       22,945     79,883
 Property and li-
  ability insur-
  ance                    (14)       491           323          --         743     (570)
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,028,909   $540,056    $  968,762     $123,455   $573,101    $(570)
                   =========== ========== ============== ============ ========= ==========
1998:
 Life insurance    $  615,856   $246,303    $  502,767     $114,589   $342,080
 Accident and
  health insur-
  ance                167,544     35,822       105,336       12,261     93,876
 Annuity               93,992    247,970       225,004       21,248    136,527
 Property and li-
  ability insur-
  ance                    662        986         2,848          --       1,187      103
                   ----------- ---------- -------------- ------------ --------- ----------
                   $  878,054   $531,081    $  835,955     $148,098   $573,670    $ 103
                   =========== ========== ============== ============ ========= ==========

------

(1)  Includes policy and contract account balances

(2)  Includes unearned policy and contract fees

(3)  Includes policy and contract fees

(4)  Applies only to property and liability insurance

                     See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                                Schedule IV

                                Reinsurance

           For the years ended December 31, 2000, 1999 and 1998

                                                                            Percentage
                                       Ceded to     Assumed                 of amount
                            Gross        other    from other      Net       assumed to
                            amount     companies   companies     amount        net
                         ------------ ----------- ----------- ------------  ----------
                                                (In thousands)
2000:
 Life insurance in force $200,965,213 $22,944,226 $43,657,674 $221,678,661      19.7%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    476,897 $    28,343 $   121,296 $    569,850      21.3%
  Accident and health
   insurance                  199,590      30,085         923      170,428       0.5%
  Annuity                      21,173         --          --        21,173       --
  Property and liability
   insurance                      273       7,854       7,581          --        --
                         ------------ ----------- ----------- ------------
   Total premiums        $    697,933 $    66,282 $   129,800 $    761,451      17.0%
                         ============ =========== =========== ============
1999:
 Life insurance in force $175,297,217 $21,279,606 $37,337,340 $191,354,951      19.5%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    455,857 $    30,557 $    83,681 $    508,981      16.4%
  Accident and health
   insurance                  183,765      18,776       1,281      166,270       0.8%
  Annuity                      22,562         --          --        22,562       --
  Property and liability
   insurance                      591      17,797      17,192          (14)      n/a
                         ------------ ----------- ----------- ------------
   Total premiums        $    662,775 $    67,130 $   102,154 $    697,799      14.6%
                         ============ =========== =========== ============
1998:
 Life insurance in force $158,229,143 $18,656,917 $28,559,482 $168,131,708      17.0%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    338,909 $    30,532 $    71,198 $    379,575      18.8%
  Accident and health
   insurance                  180,081      17,894       1,432      163,619       0.9%
  Annuity                      33,837         --          --        33,837       --
  Property and liability
   insurance                      581      18,837      18,918          662    2857.7%
                         ------------ ----------- ----------- ------------
   Total premiums        $    553,408 $    67,263 $    91,548 $    577,693      15.8%
                         ============ =========== =========== ============

                     See independent auditors' report.

                                     PART C

                             OTHER INFORMATION

                         Variable Annuity Account


                         Cross Reference Sheet to Other Information


      Form N-4

      Item Number        Caption in Other Information

          24.            Financial Statements and Exhibits

          25.            Directors and Officers of the Depositor

          26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          27.            Number of Contract Owners

          28.            Indemnification

          29.            Principal Underwriters

          30.            Location of Accounts and Records

          31.            Management Services

          32.            Undertakings

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) Audited Financial Statements of Variable Annuity Account for the fiscal year ended December 31, 2000, are included in Part B of this filing and consist of the following:

          1. Independent Auditors' Report.

          2. Statements of Assets and Liabilities, December 31, 2000.

          3. Statements of Operations, year ended December 31, 2000.

          4. Statements of Changes in Net Assets, years ended December 31, 2000 and 1999.

          5. Notes to Financial Statements.

     (b) Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:

          1. Independent Auditors' Report - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 2000, 1999 and 1998.

          2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 2000 and 1999.

          3. Consolidated Statements of Operations and Comprehensive Income - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2000, 1999 and 1998.

          4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2000, 1999 and 1998.

          5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2000, 1999 and 1998.

          6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2000 and 1999.

          7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 2000.

          8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2000 and 1999.

          9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2000, 1999 and 1998.

     (c)  Exhibits

          1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, is hereby incorporated by reference.

          2.   Not applicable.

          3. (a) The Distribution Agreement between The Minnesota Mutual Life Insurance Company and Ascend Financial Services, Inc. previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference

               (b) The Dealer Selling Agreement previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          4. (a) The Flexible Payment Deferred Variable Annuity Contract, form 99-70017 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (b) The Tax Sheltered Annuity Loan Agreement, form 99-70006 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (c) The Tax Sheltered Annuity Amendment, form MHC-88-9213 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (d) The Endorsement, form MHC-82-9032 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (e) The Annuity Payment Endorsement, form MHC-83-9060 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) The Qualified Plan Agreement, form MHC-88-9176 Rev. 8-93 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (h) The Individual Retirement Annuity SIMPLE - (IRA) Agreement, form MHC-98-9431 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          5. (a) The Variable Annuity Application, form 99-70020 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          6.   Certificate of Incorporation and Bylaws.

               (a) The Restated Certificate of Incorporation previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.


               (b)  The Bylaws of the Depositor.


          7.   Not applicable.

          8.   Not applicable.

          9.   Opinion and consent of Donald F. Gruber, Esq.

         10.   Consent of KPMG LLP.

         11.   Not applicable.

         12.   Not applicable.

         13.   Schedule for Computation of Performance Quotation

               (a) Growth Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (b) Bond Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (c) Money Market Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (d) Asset Allocation Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (e) Mortgage Securities Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) Index 500 Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) Capital Appreciation Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (h) International Stock Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (i) Small Company Growth Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (j) Maturing Government Bond 2002 Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (k) Maturing Government Bond 2006 Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (l) Maturing Government Bond 2010 Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (m) Value Stock Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (n) Small Company Value Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (o) Global Bond Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (p) Index 400 Mid-Cap Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (q) Macro-Cap Value Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (r) Micro-Cap Growth Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (s) Real Estate Securities Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (t) Templeton Developing Market Class 2 Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.




         15. Minnesota Life Insurance Company Power of Attorney to Sign Registration Statements.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR



Name and Principal            Positions and Offices      Positions and Offices
Business Address              with Insurance Company     with Registrant
----------------              ----------------------     ---------------


Anthony L. Andersen           Director                   None
H. B. Fuller Company
2424 Territorial Road
St. Paul, MN 55114




John F. Bruder                Senior Vice President      None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Keith M. Campbell             Senior Vice President      None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101


John F. Grundhofer            Director                   None
U.S. Bancorp
601 2nd Avenue South
Suite 2900
Minneapolis, MN 55402-4302

Robert E. Hunstad             Director and Executive     None
Minnesota Life Insurance      Vice President
 Company
400 Robert Street North
St. Paul, MN 55101

James E. Johnson              Senior Vice President      None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Dennis E. Prohofsky           Director, Executive Vice   None
Minnesota Life Insurance      President, General
 Company                      Counsel and Secretary
400 Robert Street North
St. Paul, MN 55101

Robert L. Senkler             Chairman, President and    None
Minnesota Life Insurance      Chief Executive Officer
 Company
400 Robert Street North
St. Paul, MN 55101

Michael E. Shannon            Director                   None
Ecolab, Inc.
370 Wabasha Street
Ecolab Center
St. Paul, MN 55102

Gregory S. Strong             Senior Vice President      None
Minnesota Life Insurance      and Chief Financial
 Company                      Officer
400 Robert Street North
St. Paul, MN 55101

Terrence M. Sullivan          Senior Vice President      None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Randy F. Wallake              Executive Vice President   None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

William N. Westhoff           Director, Senior Vice      None
Minnesota Life Insurance      President and Treasurer
 Company
400 Robert Street North
St. Paul, MN 55101

Frederick T. Weyerhaeuser     Director                   None
Clearwater Investment Trust
332 Minnesota Street
Suite W-2090
St. Paul, MN 55101-1308


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

     Securian Financial Group, Inc. (Delaware)
     Capitol City Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.

     Securian Ventures, Inc.
     Securian Financial Network, Inc.
     I.A. Systems, Inc. (New York)
     Minnesota Life Insurance Company
     HomePlus Insurance Agency, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

     Advantus Capital Management, Inc.
     HomePlus Insurance Company
     Northstar Life Insurance Company (New York)
     The Ministers Life Insurance Company
     Robert Street Energy, Inc.
     Personal Finance Company (Delaware)
     Enterprise Holding Corporation

Wholly-owned subsidiary of Advantus Capital Management, Inc.:

     Securian Financial Services, Inc.


Wholly-owned subsidiaries of Securian Financial Services, Inc.:


     MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts) MIMLIC Insurance Agency of Texas, Inc. (Texas)
     Securian Insurance Agency of Nevada, Inc. (Nevada)
     Securian Insurance Agency of Oklahoma, Inc. (Oklahoma)
     Worthmark Financial Services, LLC (Delaware)


Wholly-owned subsidiaries of Enterprise Holding Corporation:


     Financial Ink Corporation
     Oakleaf Service Corporation
     Concepts in Marketing Research Corporation
     Lafayette Litho, Inc.
     DataPlan Securities, Inc. (Ohio)
     MIMLIC Imperial Corporation
     MIMLIC Funding, Inc.
     MCM Funding 1997-1, Inc.
     MCM Funding 1998-1, Inc.
     Ministers Life Resources, Inc.


Wholly-owned subsidiary of HomePlus Insurance Agency, Inc.:

     HomePlus Insurance Agency of Texas, Inc. (Texas)

Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:


     Advantus Series Fund, Inc.


Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

     C.R.I. Securities, Inc.

Majority-owned subsidiaries of Minnesota Life Insurance Company:


     MIMLIC Life Insurance Company (Arizona)
     Advantus Enterprise Fund, Inc.
     Advantus International Balanced Fund, Inc.
     Advantus Venture Fund, Inc.
     Advantus Real Estate Securities Fund, Inc.
     Advantus Cornerstone Fund, Inc.


Less than majority owned, but greater than 25% owned, subsidiaries of Minnesota Life Insurance Company:

        Advantus Money Market Fund, Inc.


Less than 25% owned subsidiaries of Minnesota Life Insurance Company:


     Advantus Horizon Fund, Inc.
     Advantus Spectrum Fund, Inc.
     Advantus Mortgage Securities Fund, Inc.
     Advantus Bond Fund, Inc.
     Advantus Index 500 Fund, Inc.


Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS



As of March 27, 2001, the number of holders of securities of this class were as follows:





                                             Number of Record
            Title of Class                       Holders
            --------------                   ----------------

     Variable Annuity Contracts                    3,622




ITEM 28.  INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS


          (a) The principal underwriter is Securian Financial Services, Inc.. Securian Financial Services, Inc. is also the principal underwriter for eleven mutual funds (Advantus Horizon Fund, Inc.; Advantus Spectrum Fund, Inc.; Advantus Money Market Fund, Inc.; Advantus Mortgage Securities Fund, Inc.; Advantus Bond Fund, Inc.; Advantus Cornerstone Fund, Inc.; Advantus Enterprise Fund, Inc.; Advantus International Balanced Fund, Inc.; Advantus Venture Fund, Inc.; Advantus Index 500 Fund, Inc. and Advantus Real Estate Securities Fund, Inc.) and for four additional registered separate accounts of Minnesota Life Insurance Company, all of which offer annual contracts and life insurance policies on a variable basis.

          (b)  Directors and Officers of Underwriter.

                       DIRECTORS AND OFFICERS OF UNDERWRITER


                                   Positions and                 Positions and
Name and Principal                 Offices                       Offices
Business Address                   with Underwriter              with Registrant
------------------                 ----------------              ---------------

Robert E. Hunstad                  Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101


George I. Connolly                 President, Chief              None
Securian Financial Services, Inc.  Executive Officer
400 Robert Street North            and Director
St. Paul, Minnesota 55101

Margaret Milosevich                Vice President, Chief         Assistant
Securian Financial Services, Inc.  Operations Officer,           Secretary
400 Robert Street North            Treasurer and Secretary
St. Paul, Minnesota 55101

Loyall E. Wilson                   Vice President and Chief      None
Securian Financial Services, Inc.  Compliance Officer
400 Robert Street North
St. Paul, Minnesota 55101

Dennis E. Prohofsky                Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Thomas L. Clark                    Assistant Treasurer           Assistant
Securian Financial Services, Inc.  and Assistant Secretary       Secretary
400 Robert Street North
St. Paul, Minnesota 55101



     (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:





  Name of           Net Underwriting   Compensation on
 Principal           Discounts and      Redemption or     Brokerage       Other
Underwriter           Commissions       Annuitization    Commissions   Compensation
-----------         ----------------   ---------------   -----------   ------------

Securian Financial,
 Services Inc.         $16,138,258           ---              ---           ---



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

     (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Minnesota Life Insurance Company hereby represents that it will include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

     (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, File No. 333-79049, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Minnesota Life Insurance Company.

                                     SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 the Registrant, Variable Annuity Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Paul and the State of Minnesota on the 24th day of April, 2001.



                                           VARIABLE ANNUITY ACCOUNT
                                           (Registrant)

                                       By: MINNESOTA LIFE INSURANCE COMPANY
                                           (Depositor)


                                       By
                                         ---------------------------------------
                                                    Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State Of Minnesota, on the 24th day of April, 2001.



                                       MINNESOTA LIFE INSURANCE COMPANY


                                       By
                                         ---------------------------------------
                                                     Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

            Signature         Title                           Date
            ---------         -----                           -----



----------------------------    Chairman, President and        April 24, 2001
Robert L. Senkler               Chief Executive Officer

*
----------------------------    Director
Anthony L. Andersen

*
----------------------------    Director
John F. Grundhofer


*
----------------------------    Director
Robert E. Hunstad


*
----------------------------    Director
Dennis E. Prohofsky



----------------------------    Director
Michael E. Shannon


*
----------------------------    Director
William N. Westhoff


*
----------------------------    Director
Frederick T. Weyerhaeuser


----------------------------    Senior Vice President          April 24, 2001
Gregory S. Strong               (chief financial officer)



----------------------------    Senior Vice President          April 24, 2001
Gregory S. Strong               (chief accounting officer)



----------------------------    Senior Vice President and      April 24, 2001
William N. Westhoff             Treasurer (treasurer)



----------------------------    Director and Attorney-in-Fact  April 24, 2001
Dennis E. Prohofsky

* Pursuant to power of attorney dated December 13, 1999, a copy of which is filed herewith.

                                  EXHIBIT INDEX

Exhibit Number  Description of Exhibit
--------------  ----------------------


       6(b).    Bylaws of the Depositor.


       9.       Opinion and consent of Donald F. Gruber, Esq.

      10.       Consent of KPMG LLP.

      15. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.